     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2010

                                                             FILE NO. 333-109529

                                                                     811-3072-03

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 19                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 143                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

     INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY
                            ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on   , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 3, 2010. However, it will also be distributed to owners who purchase their policy before May 3, 2010.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 3, 2010. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

STAG ACCUMULATOR II VARIABLE UNIVERSAL LIFE

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:

HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VL I OR

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED : MAY 3, 2010


                                                             [THE HARTFORD LOGO]

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This Prospectus describes information about Stag Accumulator II Variable Universal Life insurance policy (policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Policy owners should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.

Stag Accumulator II Variable Universal Life is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as the Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:

X Flexible premium, generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford Series Fund II, Inc., Invesco Variable Insurance Funds, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

New policies are no longer offered for sale. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2                                            HARTFORD LIFE INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                           PAGE
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SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
  Hartford Life Insurance Company                                              5
  Harford Life and Annuity Insurance Company                                   8
ABOUT US                                                                      16
  The Companies                                                               16
  The Separate Accounts                                                       16
  The Funds                                                                   16
  The Fixed Account                                                           23
CHARGES AND DEDUCTIONS                                                        23
YOUR POLICY                                                                   25
PREMIUMS                                                                      35
DEATH BENEFITS AND POLICY VALUES                                              37
MAKING WITHDRAWALS FROM YOUR POLICY                                           38
LOANS                                                                         39
LAPSE AND REINSTATEMENT                                                       40
FEDERAL TAX CONSIDERATIONS                                                    41
LEGAL PROCEEDINGS                                                             47
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        48
FINANCIAL INFORMATION                                                         48
GLOSSARY OF SPECIAL TERMS                                                     49
APPENDIX A -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE        50
 LIFE ARTISAN
WHERE YOU CAN FIND MORE INFORMATION                                           65

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY

POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy. You may change from Option B to Option D. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values.

-   OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).

LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may add additional benefits to your Policy by selecting from a variety of Riders. Additional charges may apply for some Riders and may be subject to underwriting approval.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly

4

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charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Using your policy as collateral to obtain a loan from Us may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds. The No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Federal Tax Considerations." There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Front-end sales load  When you pay premium.                     Maximum Charge
                                                                5.75% of premium.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of premium tax charge is generally between 0%
                                                                and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  If you surrender your policy:             Minimum Charge
                      - During the first 9 policy years;        $3.00 per $1,000 of initial Face Amount for a 10 year-old female.
                      - Within 9 policy years an unscheduled    Maximum Charge
                      increase in your Face Amount; or          $45.00 per $1,000 of initial Face Amount for a 65-year-old male non-
                      - Within 9 policy years of an increase    nicotine.
                      in your Face Amount under the Cost of     Charge for a representative insured
                      Living Adjustment Rider, if elected.      $14.00 per $1,000 of initial Face Amount for a 39-year-old male preferred non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.*


*   Not currently being assessed.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.056667 per $1,000 of the net amount at risk for a 10 year-old female in the first policy year.
                                                                Maximum Charge
                                                                $13.24833 per $1,000 of the net amount at risk for an 85-year-old male in the first policy year.
                                                                Charge for a representative insured
                                                                $.023625 per $1,000 of the net amount at risk for a 39-year-old male in the first policy year.
Mortality and         Monthly.                                  Maximum Charge: 0.85% of Account Value per policy year, charged
Expense Risk Charge                                             monthly at a rate of 0.0708%.
(2)
Administrative        Monthly.                                  Maximum Charge: $10 per month.
Charge
Monthly per $1,000    Monthly.                                  Minimum Charge
Charge (1)                                                      $2.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.1667 per month) during the first policy year for 10 year old male.
                                                                Maximum Charge
                                                                $24.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $2.00 per month) during the first policy year for
                                                                75-year-old male
                                                                Charge for a representative insured
                                                                $2.60 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $.2167 per month) during the first policy year for a
                                                                39-year-old preferred non-nicotine user
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 5% annually policy.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The current mortality and expense risk charge is 0.65% per year during policy years 1-10, and 0.20% per year during policy years 11-20, and 0% per year thereafter.

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       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Deduction Amount      Monthly.                                  Minimum Charge
Waiver Rider (1)                                                6.9% of the monthly deduction amount for a 10-year-old male in the first policy year.
                                                                Maximum Charge
                                                                34.5% of the monthly deduction amount for a 56-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                9.2% of the monthly deduction amount for a 39-year-old male in the first policy year.
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in the first
Benefit Rider (1)                                               policy year.
                                                                Maximum Charge
                                                                $0.199 per $1 of specified amount for a 59-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                $.042 per $1 of specified amount for a 39-year-old male in the first policy year.
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in policy
Benefit Rider                                                   year 1.
(available for                                                  Maximum Charge
policies issued                                                 $0.107 per $1 of specified amount for a 59-year-old female in policy
after March 12,                                                 year 1.
2007)                                                           Charge for a representative insured
                                                                $0.041 per $1 of specified amount for a 39-year-old male in policy year 1.
Accidental Death      Monthly.                                  Minimum Charge
Benefit Rider (1)                                               $0.083 per $1,000 of the net amount at risk for a 10-year-old in the first policy year.
                                                                Maximum Charge
                                                                $0.183 per $1,000 of the net amount at risk for a 60-year-old in the first policy year.
                                                                Charge for a representative insured
                                                                $.096 per $1,000 of the net amount at risk for a 39-year-old in the first policy year.
Term Insurance Rider  Monthly.                                  Minimum Charge
(1)                                                             0.056667 per $1,000 of the net amount at risk for a 10-year-old in the first policy year.
                                                                Maximum Charge
                                                                $13.24833 per $1,000 of the net amount at risk for an 85-year-old male smoker in the first policy year.
                                                                Charge for a representative insured
                                                                $.2360 per $1,000 of the net amount at risk for a 39-year-old male preferred non-nicotine in the first policy year.
Enhanced No Lapse     Monthly.                                  Minimum Charge
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                Maximum Charge
                                                                $0.10 per $1,000 of Face Amount for an 80-year-old.
                                                                Charge for a representative insured
                                                                $0.01 per $1,000 of Face Amount for a 39-year-old.
Lifetime No Lapse     Monthly.                                  Minimum Charge
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                Maximum Charge
                                                                $0.06 per $1,000 of Face Amount for an 80-year-old.
                                                                Charge for a representative insured
                                                                $0.01 per $1,000 of Face Amount for a 39-year-old.
Child Insurance       Monthly.                                  Maximum Charge: The fee is $0.50 per $1,000 of coverage for all
Rider                                                           children.
Policy Continuation   If you elect this rider, the charge is    Maximum Charge: 7% of Account Value
Rider                 deducted when you exercise the rider
                      benefit.

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       CHARGE                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
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Accelerated Death     When you exercise the benefit.                       Maximum Charge
Benefit Rider for                                                          $300
Terminal
Illness (2)
LifeAccess            Monthly.                                             Minimum Charge
Accelerated Benefit                                                        $0.004078 per $1,000 of the benefit net amount at
Rider (available for                                                       risk for a 25 year-old female preferred plus
policies issued                                                            non-nicotine in the first year.
after March 12,                                                            Maximum Charge
2007)                                                                      $1.22820 per $1,000 of the benefit net amount at
                                                                           risk for an 80 year-old male standard nicotine in
                                                                           the first year.
                                                                           Charge for a representative insured
                                                                           $.005296 per $1,000 of the benefit net amount at
                                                                           risk for a 39 year-old male preferred non-nicotine
                                                                           in the first year.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

(2)  There is a one time charge for this rider when benefit is exercised.

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FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     Maximum Charge
                                                                5.75% of premium. In Oregon, the maximum is 7.75%.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  If you surrender your policy:             Minimum Charge
                      - During the first 9 policy years;        $3.00 per $1,000 of the initial Face Amount for a 1-year-old female.
                      - Within 9 policy years of an             Maximum Charge
                      unscheduled increase in your Face         $45.00 per $1,000 of the initial Face Amount for a 65-year-old male
                      Amount; or                                non- nicotine.
                      - Within 9 policy years of an increase    Charge for representative insured
                      in your Face Amount under the Cost of     $15.50 per $1,000 of the initial Face Amount for a 42-year-old male
                      Living Adjustment Rider, if elected.      preferred non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.*

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

*   Not currently being assessed.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.056667 per $1,000 of the net amount at risk for a 10-year-old female in the first policy year.
                                                                Maximum Charge
                                                                $13.248333 per $1,000 of the net amount at risk for an 85-year-old male in the first policy year.
                                                                Charge for a representative insured
                                                                $.028000 per $1,000 of the net amount at risk for a 42-year-old male preferred non-nicotine in the first policy year.
Mortality and         Monthly.                                  Maximum Charge: 0.65% of Account Value per policy year, charged
Expense Risk Charge                                             monthly at a rate of 0.0542%.
(2)
Administrative        Monthly.                                  Maximum Charge: $10
Charge
Monthly per $1,000    Monthly.                                  Minimum Charge
Charge (1)                                                      $2.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.1667 per month) during the first policy year for a
                                                                25-year-old male standard non-nicotine.
                                                                Maximum Charge
                                                                $24.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $2.00 per month) during the first policy year for
                                                                75-year-old male standard nicotine.
                                                                Charge for a representative insured
                                                                $3.05 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.2542 per month) during the first policy year for a
                                                                42-year-old male preferred non-nicotine user.
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 5.0% annually policy.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The maximum mortality and expense risk charge for policy years 1 - 10 is equal to 0.65% per year. For policy years 11 - 20 it is equal to 0.40% per year.

10

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CHARGES OTHER THAN FUND OPERATING EXPENSES -- CONTINUED


   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Deduction Amount      Monthly.                                             Minimum Charge
Waiver Rider (1)                                                           6.9% of the monthly deduction amount for a
                                                                           10-year-old male in the first policy year.
                                                                           Maximum Charge
                                                                           34.5% of the monthly deduction amount for a
                                                                           56-year-old female in the first policy year.
                                                                           Charge for a representative insured
                                                                           9.2% of the monthly deduction amount for a
                                                                           42-year-old male in the first policy year
Waiver of Specified   Monthly.                                             Monthly. Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefits Rider (1)                                                         male in the first policy year.
                                                                           Maximum Charge
                                                                           $0.199 per $1 of specified amount for a 59-year-old
                                                                           female in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.044 per $1 of specified amount for a 42-year-old
                                                                           male in the first policy year.
Waiver of Specified   Monthly.                                             Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefit Rider                                                              male in policy year 1.
(available for                                                             Maximum Charge
policies issued                                                            $0.107 per $1 of specified amount for a 59-year-old
after March 12,                                                            female in policy year 1.
2007)                                                                      Charge for a representative insured
                                                                           $0.042 per $1 of specified amount for a 42-year-old
                                                                           male in policy year 1.
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (1)                                                          $0.083 per $1,000 of the net amount at risk for a
                                                                           10-year-old in the first policy year.
                                                                           Maximum Charge
                                                                           $0.18 per $1,000 of the net amount at risk for a
                                                                           60-year-old in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.1030 per $1,000 of the net amount at risk for a
                                                                           42-year-old in the first policy year.
Term Insurance Rider  Monthly.                                             Minimum Charge
(1)                                                                        $0.056667 per $1,000 of the net amount at risk for
                                                                           a 10-year-old female preferred non-nicotine in the
                                                                           first policy year.
                                                                           Maximum Charge
                                                                           $13.24833 per $1,000 of the net amount at risk for
                                                                           an 85-year-old male nicotine in the first policy
                                                                           year.
                                                                           Charge for a representative insured
                                                                           $.028000 per $1,000 of the net amount at risk for a
                                                                           42-year-old male preferred non-nicotine in the
                                                                           first policy year.
Enhanced No Lapse     Monthly.                                             Minimum Charge
Guarantee Rider (1)                                                        $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                           Maximum Charge
                                                                           $0.10 per $1,000 of Face Amount for an 80-year-old.
                                                                           Charge for a representative insured
                                                                           $0.01 per $1,000 of Face Amount for a 42-year-old.
Lifetime No Lapse     Monthly.                                             Minimum Charge
Guarantee Rider (1)                                                        $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                           Maximum Charge
                                                                           $0.06 per $1,000 of Face Amount for an 80-year-old.
                                                                           Charge for a representative insured
                                                                           $0.01 per $1,000 of Face Amount for a 42-year-old.
Child Insurance       Monthly.                                             Maximum Charge: The fee is $0.50 per $1,000 of
Rider                                                                      coverage.
Policy Continuation   If you elect this rider, the charge is deducted      Maximum Charge: 7% of Account Value
Rider                 when you exercise the rider benefit.

-------------------------------------------------------------------------------


   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Accelerated Death     When you exercise the benefit.                       Maximum Charge: $300
Benefit Rider for
Terminal Illnesses
(2)
LifeAccess            Monthly.                                             Minimum Charge
Accelerated Benefit                                                        $0.004078 per $1,000 of the benefit net amount at
Rider (available for                                                       risk for a 25 year-old female preferred plus
policies issued                                                            non-nicotine in the first policy year.
after March 12,                                                            Maximum Charge
2007)                                                                      $1.2282 per $1,000 of the benefit net amount at
                                                                           risk for an 80 year-old male standard nicotine in
                                                                           the first policy year.
                                                                           Charge for a representative insured
                                                                           $.005886 per $1,000 of the benefit net amount at
                                                                           risk for a 42 year-old male preferred non-nicotine
                                                                           in the first policy year.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

(2)  There is a one time charge for this rider when benefit is exercised.

12

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2009.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]                     0.35%              2.37%


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2009. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                 0.750%              0.250%              0.240%                N/A
 AllianceBernstein VPS International
  Value Portfolio - - Class B                 0.750%              0.250%              0.080%                N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                   0.750%              0.250%              0.120%                N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                  0.310%              0.250%              0.020%                N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                       0.430%              0.250%              0.010%                N/A
 American Funds Bond Fund --Class 2           0.380%              0.250%              0.010%                N/A
 American Funds Global Growth Fund --
  Class 2                                     0.540%              0.250%              0.030%                N/A
 American Funds Global Small
  Capitalization Fund -- Class 2              0.720%              0.250%              0.040%                N/A
 American Funds Growth Fund -- Class 2        0.330%              0.250%              0.020%                N/A
 American Funds Growth-Income Fund --
  Class 2                                     0.280%              0.250%              0.010%                N/A
 American Funds International Fund --
  Class 2                                     0.500%              0.250%              0.040%                N/A
 American Funds New World Fund --
  Class 2                                     0.770%              0.250%              0.050%                N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                0.560%              0.250%              0.110%                N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                  0.460%                 N/A              0.120%                N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2                0.460%              0.250%              0.120%                N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A              0.250%                 N/A             0.590%

                                                               CONTRACTUAL           NET TOTAL
                                          TOTAL ANNUAL         FEE WAIVER             ANNUAL
                                            OPERATING        AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                 1.240%                 N/A              1.240%
 AllianceBernstein VPS International
  Value Portfolio - - Class B                 1.080%                 N/A              1.080%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                   1.120%                 N/A              1.120%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                  0.580%                 N/A              0.580%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                       0.690%                 N/A              0.690%
 American Funds Bond Fund --Class 2           0.640%                 N/A              0.640%
 American Funds Global Growth Fund --
  Class 2                                     0.820%                 N/A              0.820%
 American Funds Global Small
  Capitalization Fund -- Class 2              1.010%                 N/A              1.010%
 American Funds Growth Fund -- Class 2        0.600%                 N/A              0.600%
 American Funds Growth-Income Fund --
  Class 2                                     0.540%                 N/A              0.540%
 American Funds International Fund --
  Class 2                                     0.790%                 N/A              0.790%
 American Funds New World Fund --
  Class 2                                     1.070%                 N/A              1.070%
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                0.920%                 N/A              0.920%  (1)
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                  0.580%                 N/A              0.580%
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2                0.830%                 N/A              0.830%
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A                 N/A              0.840%  (2)

-------------------------------------------------------------------------------


                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A              0.250%                 N/A             0.650%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A              0.250%                 N/A             0.690%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                             0.560%              0.250%              0.120%                N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                     0.450%              0.250%              0.020%                N/A
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.520%              0.250%              0.180%             0.030%
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.360%                 N/A              0.230%             0.010%
 Mutual Global Discovery Securities
  Fund -- Class 2                             0.800%              0.250%              0.260%                N/A
 Mutual Shares Securities Fund --
  Class 2                                     0.600%              0.250%              0.180%                N/A
 Templeton Foreign Securities Fund --
  Class 2                                     0.640%              0.250%              0.150%             0.020%
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.470%              0.250%              0.070%                N/A
 Templeton Growth Securities Fund --
  Class 2                                     0.750%              0.250%              0.040%                N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.610%                 N/A              0.050%                N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.450%                 N/A              0.040%                N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA        0.610%                 N/A              0.040%                N/A
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.630%                 N/A              0.050%                N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.710%                 N/A              0.040%                N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.640%                 N/A              0.050%                N/A
 Hartford Global Growth HLS Fund --
  Class IA                                    0.740%                 N/A              0.070%                N/A
 Hartford Global Research HLS Fund --
  Class IA                                    0.900%                 N/A              0.210%                N/A
 Hartford High Yield HLS Fund -- Class
  IA                                          0.700%                 N/A              0.050%                N/A
 Hartford Index HLS Fund --Class IA           0.300%                 N/A              0.050%                N/A
 Hartford International Opportunities
  HLS Fund --Class IA                         0.670%                 N/A              0.070%                N/A
 Hartford MidCap Value HLS Fund --
  Class IA                                    0.800%                 N/A              0.060%                N/A
 Hartford Money Market HLS Fund --
  Class IA                                    0.400%                 N/A              0.080%                N/A
 Hartford Small Company HLS Fund --
  Class IA                                    0.700%                 N/A              0.050%                N/A
 Hartford Stock HLS Fund --Class IA           0.470%                 N/A              0.040%                N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.460%                 N/A              0.050%                N/A
 Hartford Value HLS Fund --Class IA           0.720%                 N/A              0.050%                N/A
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. Capital Appreciation
  Fund -- Series I                            0.620%                 N/A              0.290%             0.010%
 Invesco V.I. Capital Development Fund
  -- Series I                                 0.750%                 N/A              0.360%             0.010%
 Invesco V.I. Core Equity Fund --
  Series I                                    0.610%                 N/A              0.290%             0.020%
 Invesco V.I. Global Multi-Asset Fund
  -- Series I                                 0.670%                 N/A              1.060%             0.640%

                                                               CONTRACTUAL           NET TOTAL
                                          TOTAL ANNUAL         FEE WAIVER             ANNUAL
                                            OPERATING        AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A                 N/A              0.900%  (2)
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A                 N/A              0.940%  (2)
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                             0.930%                 N/A              0.930%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                     0.720%                 N/A              0.720%
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.980%              0.020%              0.960%  (3)
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.600%              0.010%              0.590%
 Mutual Global Discovery Securities
  Fund -- Class 2                             1.310%                 N/A              1.310%
 Mutual Shares Securities Fund --
  Class 2                                     1.030%                 N/A              1.030%
 Templeton Foreign Securities Fund --
  Class 2                                     1.060%              0.010%              1.050%  (3)
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.790%                 N/A              0.790%
 Templeton Growth Securities Fund --
  Class 2                                     1.040%                 N/A              1.040%
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.660%                 N/A              0.660%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.490%                 N/A              0.490%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA        0.650%                 N/A              0.650%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.680%                 N/A              0.680%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.750%                 N/A              0.750%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.690%                 N/A              0.690%
 Hartford Global Growth HLS Fund --
  Class IA                                    0.810%                 N/A              0.810%
 Hartford Global Research HLS Fund --
  Class IA                                    1.110%                 N/A              1.110%
 Hartford High Yield HLS Fund -- Class
  IA                                          0.750%                 N/A              0.750%
 Hartford Index HLS Fund --Class IA           0.350%                 N/A              0.350%
 Hartford International Opportunities
  HLS Fund --Class IA                         0.740%                 N/A              0.740%
 Hartford MidCap Value HLS Fund --
  Class IA                                    0.860%                 N/A              0.860%
 Hartford Money Market HLS Fund --
  Class IA                                    0.480%                 N/A              0.480%
 Hartford Small Company HLS Fund --
  Class IA                                    0.750%                 N/A              0.750%
 Hartford Stock HLS Fund --Class IA           0.510%                 N/A              0.510%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.510%                 N/A              0.510%
 Hartford Value HLS Fund --Class IA           0.770%                 N/A              0.770%
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. Capital Appreciation
  Fund -- Series I                            0.920%                 N/A              0.920%  (5)
 Invesco V.I. Capital Development Fund
  -- Series I                                 1.120%              0.010%              1.110%  (4)(5)
 Invesco V.I. Core Equity Fund --
  Series I                                    0.920%                 N/A              0.920%  (5)
 Invesco V.I. Global Multi-Asset Fund
  -- Series I                                 2.370%              1.630%              0.740%  (6)

14

-------------------------------------------------------------------------------


                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth
  Fund -- Series I                            0.710%                 N/A              0.330%             0.020%
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                 0.730%                 N/A              0.310%             0.030%
 Invesco V.I. Small Cap Equity Fund --
  Series I                                    0.750%                 N/A              0.340%                N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.500%                 N/A              0.460%                N/A
 Lord Abbett Capital Structure
  Portfolio -- Class VC                       0.750%                 N/A              0.520%                N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                       0.500%                 N/A              0.430%                N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                               0.750%                 N/A              0.110%                N/A
 MFS(R) New Discovery Series --
  Initial Class                               0.900%                 N/A              0.130%                N/A
 MFS(R) Research Bond Series --
  Initial Class                               0.500%                 N/A              0.120%                N/A
 MFS(R) Total Return Series --Initial
  Class                                       0.750%                 N/A              0.070%                N/A
 MFS(R) Value Series -- Initial Class         0.750%                 N/A              0.090%                N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                    0.660%              0.250%              0.130%                N/A
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                           0.640%              0.250%              0.110%                N/A
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                              0.660%              0.250%              0.120%                N/A
 Oppenheimer Main Street Small Cap
  Fund(R)/VA --Service Shares                 0.710%              0.250%              0.190%                N/A
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                 0.630%              0.250%              0.350%                N/A
 Putnam VT Diversified Income Fund --
  Class IB                                    0.550%              0.250%              0.200%             0.010%
 Putnam VT Equity Income Fund -- Class
  IB                                          0.480%              0.250%              0.160%                N/A
 Putnam VT Global Equity Fund -- Class
  IB                                          0.700%              0.250%              0.210%                N/A
 Putnam VT Growth and Income Fund --
  Class IB                                    0.480%              0.250%              0.160%             0.010%
 Putnam VT High Yield Fund --Class IB         0.570%              0.250%              0.170%                N/A
 Putnam VT Income Fund --Class IB             0.400%              0.250%              0.190%             0.020%
 Putnam VT International Equity Fund
  -- Class IB                                 0.700%              0.250%              0.200%                N/A
 Putnam VT New Opportunities Fund --
  Class IB                                    0.560%              0.250%              0.170%                N/A
 Putnam VT Small Cap Value Fund --
  Class IB                                    0.630%              0.250%              0.220%             0.050%
 Putnam VT Voyager Fund --Class IB            0.560%              0.250%              0.160%             0.080%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth
  Portfolio -- Class II                       0.750%              0.350%              0.310%             0.010%
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II                       0.720%              0.350%              0.300%             0.010%
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --
  Class II                                    0.560%              0.250%              0.040%                N/A

                                                               CONTRACTUAL           NET TOTAL
                                          TOTAL ANNUAL         FEE WAIVER             ANNUAL
                                            OPERATING        AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
 Invesco V.I. International Growth
  Fund -- Series I                            1.060%                 N/A              1.060%  (5)
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                 1.070%                 N/A              1.070%  (5)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                    1.090%                 N/A              1.090%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.960%              0.060%              0.900%  (7)
 Lord Abbett Capital Structure
  Portfolio -- Class VC                       1.270%              0.120%              1.150%  (8)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                       0.930%                 N/A              0.930%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                               0.860%                 N/A              0.860%
 MFS(R) New Discovery Series --
  Initial Class                               1.030%                 N/A              1.030%
 MFS(R) Research Bond Series --
  Initial Class                               0.620%                 N/A              0.620%
 MFS(R) Total Return Series --Initial
  Class                                       0.820%                 N/A              0.820%
 MFS(R) Value Series -- Initial Class         0.840%                 N/A              0.840%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                    1.040%                 N/A              1.040%  (9)
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                           1.000%                 N/A              1.000%
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                              1.030%                 N/A              1.030%
 Oppenheimer Main Street Small Cap
  Fund(R)/VA --Service Shares                 1.150%                 N/A              1.150%  (10)
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                 1.230%              0.050%              1.180%
 Putnam VT Diversified Income Fund --
  Class IB                                    1.010%                 N/A              1.010%  (12)
 Putnam VT Equity Income Fund -- Class
  IB                                          0.890%                 N/A              0.890%  (12)
 Putnam VT Global Equity Fund -- Class
  IB                                          1.160%                 N/A              1.160%
 Putnam VT Growth and Income Fund --
  Class IB                                    0.900%                 N/A              0.900%
 Putnam VT High Yield Fund --Class IB         0.990%                 N/A              0.990%
 Putnam VT Income Fund --Class IB             0.860%                 N/A              0.860%
 Putnam VT International Equity Fund
  -- Class IB                                 1.150%                 N/A              1.150%  (11)
 Putnam VT New Opportunities Fund --
  Class IB                                    0.980%                 N/A              0.980%
 Putnam VT Small Cap Value Fund --
  Class IB                                    1.150%                 N/A              1.150%  (12)
 Putnam VT Voyager Fund --Class IB            1.050%                 N/A              1.050%  (11)
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth
  Portfolio -- Class II                       1.420%                 N/A              1.420%  (13)(14)
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II                       1.380%                 N/A              1.380%  (13)(15)
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --
  Class II                                    0.850%                 N/A              0.850%  (16)



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

-------------------------------------------------------------------------------


NOTES



(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%.



(2) Fidelity Management & Research Company has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.25% Service Class 2, respectively.



(3) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.



(4) The Adviser has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



(5) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses to 1.30% of average daily net assets.



(6) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.10% of average daily net assets.



(7) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.



(8) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.



(9) Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 1.05% for Service Shares. This voluntary undertaking may be amended or withdrawn at any time.



(10) Effective May 1, 2009, the Manager has voluntarily undertaken to limit the fund's total annual operating expenses so that those expenses, as percentages of daily net assets would not exceed the annual rate of 1.05% for Service Shares. This voluntary undertaking may be amended or withdrawn at any time.



(11) Reflects projected expenses under a new management contract effective 1/1/2010 and changes in the fund's investor servicing contract.



(12) Reflects projected expenses under a new management contract effective 1/1/2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.



(13) The Ratios of Expenses reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period.



(14) Effective June 1, 2010, the Portfolio's name will change to UIF Mid Cap Growth Portfolio.



(15) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF U.S. Mid Cap Value Portfolio will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio are deleted.



(16) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Comstock Portfolio will be merged into Invesco Van Kampen V.I. Comstock Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Comstock Fund is added as an investment option to your Contract and all references to Van Kampen LIT Comstock Portfolio are deleted.

16

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ABOUT US

Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.

THE COMPANIES

HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNTS

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experi-ence and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.

The underlying Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            AllianceBernstein L.P.
  GROWTH PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Seeks long-term growth of capital            AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    High total return, including income and      Capital Research and Management Company
  -- CLASS 2                             capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and other equity securities,
                                         bonds and other intermediate and long-term
                                         debt securities and money market
                                         instruments (debt securities maturing in
                                         one year or less).
 AMERICAN FUNDS BLUE CHIP INCOME AND     Produce income exceeding the average yield   Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index)and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2     Seeks to maximize current income and         Capital Research and Management Company
                                         preservation of capital.
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH -- INCOME FUND    Seeks to make your investment grow and       Capital Research and Management Company
  -- CLASS 2                             provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Seeks to make your investment grow over      Capital Research and Management Company
  2                                      time by investing primarily in stocks of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY(R) VIP CONTRAFUND(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  PORTFOLIO -- SERVICE CLASS 2                                                        Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates

18

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP EQUITY-INCOME           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  PORTFOLIO -- INITIAL CLASS             consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP EQUITY-INCOME           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  PORTFOLIO -- SERVICE CLASS 2           consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP MID CAP PORTFOLIO --    Long-term growth of capital with current     Fidelity Management & Research Company
  SERVICE CLASS 2                        income as a secondary consideration          Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  CLASS 2                                prospects for capital appreciation
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return                 Franklin Advisory Services, LLC
  FUND -- CLASS 2
 FRANKLIN STRATEGIC INCOME SECURITIES    Seeks a high level of current income, with   Franklin Advisers, Inc.
  FUND -- CLASS 1                        capital appreciation over the long term as
                                         a secondary goal
 MUTUAL GLOBAL DISCOVERY SECURITIES      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  FUND -- CLASS 2 (1)                                                                 Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON FOREIGN SECURITIES FUND --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  CLASS 2
 TEMPLETON GLOBAL BOND SECURITIES FUND   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- CLASS 2 (2)                         preservation of capital, with capital
                                         appreciation as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND --     Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Seeks maximum long-term total return         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  -- CLASS IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA (3)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL RESEARCH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA (4)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP VALUE HLS FUND --       Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA +                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

20

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS (5)
 INVESCO V.I. CAPITAL APPRECIATION FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (6)
 INVESCO V.I. CAPITAL DEVELOPMENT FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (7)
 INVESCO V.I. CORE EQUITY FUND --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I (8)
 INVESCO V.I. GLOBAL MULTI-ASSET FUND    Seeks to provide total return consistent     Invesco Advisers, Inc.
  -- SERIES I (9)                        with a moderate level of risk relative to
                                         the broad stock market
 INVESCO V.I. INTERNATIONAL GROWTH FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (10)
 INVESCO V.I. MID CAP CORE EQUITY FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (11)
 INVESCO V.I. SMALL CAP EQUITY FUND --   Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I (12)
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE PORTFOLIO    High current income and capital              Lord, Abbett & Co. LLC
  -- CLASS VC                            appreciation to produce the opportunity for
                                         a high total return
 LORD ABBETT CAPITAL STRUCTURE           Current income and capital appreciation      Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC (13)
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES --        Seeks capital appreciation                   MFS Investment Management
  INITIAL CLASS
 MFS(R) NEW DISCOVERY SERIES -- INITIAL  Seeks capital appreciation                   MFS Investment Management
  CLASS
 MFS(R) RESEARCH BOND SERIES -- INITIAL  Total return with an emphasis on high        MFS Investment Management
  CLASS                                  current income, but also considering
                                         capital appreciation
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Seeks total return                           MFS Investment Management
  CLASS
 MFS(R) VALUE SERIES -- INITIAL CLASS    Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES              investing in securities of well-known
                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  -- SERVICE SHARES                      investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities.

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET FUND(R)/VA --   Seeks a high total return (which includes    OppenheimerFunds, Inc.
  SERVICE SHARES                         growth in the value of its shares as well
                                         as current income) from equity and debt
                                         securities. From time to time the Fund may
                                         focus on small to medium capitalization
                                         common stocks, bonds and convertible
                                         securities.
 OPPENHEIMER MAIN STREET SMALL CAP       The Fund seeks capital appreciation from     OppenheimerFunds, Inc.
  FUND(R)/VA -- SERVICE SHARES           investing mainly in small company stocks.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES FUND    Long term growth of capital                  Putnam Investment Management, LLC
  -- CLASS IB
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IB                               Management believes is consistent with
                                         preservation of capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IB
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS   Capital appreciation                         Putnam Investment Management, LLC Putnam
  IB ++                                                                               Advisory Company, LLC
 PUTNAM VT GROWTH AND INCOME FUND --     Capital growth and current income            Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT HIGH YIELD FUND -- CLASS IB   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IB       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Capital appreciation                         Putnam Investment Management, LLC Putnam
  CLASS IB                                                                            Advisory Company, LLC
 PUTNAM VT NEW OPPORTUNITIES FUND --     Long-term capital appreciation               Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT SMALL CAP VALUE FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT VOYAGER FUND -- CLASS IB      Capital appreciation                         Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF MID CAP GROWTH        Long-term capital growth by investing        Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II (14)             primarily in common stocks and other equity
                                         securities
 VAN KAMPEN -- UIF U.S. MID CAP VALUE    Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  PORTFOLIO -- CLASS II (15)             cycle of three to five years by investing    doing business in certain instances as Van
                                         in common stocks and other equity            Kampen
                                         securities
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK PORTFOLIO --    Seeks capital growth and income through      Van Kampen Asset Management
  CLASS II (16)                          investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks



+ Closed to all premium payments and transfers of account value for all policies issued on or after 8/2/2004




++ Closed to all premium payments and transfers of account value for all policies issued on or after 5/1/2006

22

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NOTES



(1)  Formerly Mutual Discovery Securities Fund -- Class 2



(2)  Formerly Templeton Global Income Securities Fund -- Class 2



(3)  Formerly Hartford Global Leaders HLS Fund -- Class IA



(4)  Formerly Hartford Global Equity HLS Fund -- Class IA



(5)  Formerly AIM Variable Insurance Funds



(6)  Formerly AIM V.I. Capital Appreciation Fund -- Series I



(7)  Formerly AIM V.I. Capital Development Fund -- Series I



(8)  Formerly AIM V.I. Core Equity Fund -- Series I



(9)  Formerly AIM V.I. PowerShares ETF Allocation Fund -- Series I



(10) Formerly AIM V.I. International Growth Fund -- Series I



(11) Formerly AIM V.I. Mid Cap Core Equity Fund -- Series I



(12) Formerly AIM V.I. Small Cap Equity Fund -- Series I



(13) Formerly Lord Abbett America's Value Portfolio -- Class VC



(14) Effective June 1, 2010, the Portfolio's name will change to UIF Mid Cap Growth Portfolio.



(15) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF U.S. Mid Cap Value Portfolio will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio are deleted.



(16) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Comstock Portfolio will be merged into Invesco Van Kampen V.I. Comstock Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Comstock Fund is added as an investment option to your Contract and all references to Van Kampen LIT Comstock Portfolio are deleted.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise

-------------------------------------------------------------------------------

directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AllianceBerstein Variable Products Series Funds & AllianceBernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Invesco Advisors, Inc., Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution & Morgan Stanley Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.35% respectively in 2009, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed $4,284,200. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium you pay. The current

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front-end sales load for all premiums is 3.75%. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. We reserve the right to charge a maximum of 5.75%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium you pay. The current maximum front-end sales load for all premiums is 3.75%. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. We reserve the right to charge a maximum of 5.75%. In Oregon, the current sales load is 5.75%. The maximum sales load in Oregon is 7.75%.

TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly per $1,000 charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance is equal to:

-   the cost of insurance rate per $1,000; multiplied by

-   the amount at risk; divided by

-   $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. The maximum rates that can be charged are on the Policy Specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and death benefit changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $7.50 per month. The maximum monthly administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) mortality and expense risk charge is 0.0542% of your Account Value in the Sub-Accounts, and the maximum rate is 0.0708% of your Account Value in the Sub-Accounts. During policy years 11 to 20, the current rate is 0.0167% and the maximum rate is 0.0333% of your Account Value in the Sub-Accounts. After the 20th policy year there is no charge.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) and maximum mortality and expense risk charge is 0.0542% of your Account Value in the Sub-Accounts. During policy years 11 to 20, the current rate is 0.0167% and the maximum rate is 0.0333% of your Account Value in the Sub-Accounts. After the 20th policy year there is no charge.

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The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- We deduct a charge from your Account Value called the "Monthly Per $1,000 Charge" on each Monthly Activity Date. The Monthly per $1,000 charge compensates us for certain policy administrative and sales expenses and costs we incur in marketing, underwriting and acquiring policy owners. The charge is assessed based on your initial Face Amount and certain subsequent increases in your Face Amount. The charge is deducted for a period of:

-   5 years after you purchase your policy; and

- 5 years after an unscheduled increase in your Face Amount, and each increase under the Cost of Living Adjustment Rider, if elected.

The total Monthly Per $1,000 Charge is equal to:

-   the applicable Monthly Per $1,000 rates; multiplied by

-   the applicable Face Amounts; divided by

-   $1,000.

The Monthly Per $1,000 Charge is individualized based on the insured's initial Face Amount, Death Benefit option issue age or age at time of a Face Amount increase, sex and insurance class. The charge is on the Policy Specification pages of the contract. The Monthly Per $1,000 Charge compensates us for expenses incurred in issuing, distributing, and administering the policies.

SURRENDER CHARGE -- Surrender charges will be deducted from your Account Value if you surrender your policy:

-   During the first 9 policy years;

-   Within 9 years of an unscheduled increase in your Face Amount; or

- Within 9 years of an increase in your Face Amount under the Cost of Living Adjustment Rider, if elected.

Surrender Charges are not deducted during the first three policy years if you add the Modification of Cash Surrender Value Endorsement at the time of Purchase.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The Policy Owner must have an insurable interest on the life of the Insured in order for the policy to be valid under state law and for the Policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.


You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.


ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

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-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.


RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:

Your free look period begins on the day You get Your Policy and ends ten days after You receive it. If you properly exercise your free look, the Contract will be rescinded and We will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:

Your free look period begins on the day You receive Your Policy and ends ten days after You receive it (or longer in some states). If you properly exercise your free look, the Contract will be rescinded and We will pay you an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account. The state in which the policy is issued determines the free look period. You should refer to your Policy for information.

REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.

POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or by other authorized representative. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

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In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing,

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certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES

Generally, you are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy

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Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.

TRANSFERS TO THE FIXED ACCOUNT: ADDITIONAL OPTIONS AVAILABLE TO POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY -- Amounts may be transferred among the Sub-Accounts to the Fixed Account at any time. For policies issued by Hartford Life Insurance Company, there are some additional options regarding the Fixed Account. At any time you may transfer all amounts in the Sub-Accounts to the Fixed Account and apply the Cash Surrender Value to purchase a non-variable paid-up life insurance policy, as long as the policy is in effect. A non-variable paid-up life insurance policy is a life insurance policy (that is not variable universal life insurance) where the cash value in the policy will be enough so that no premiums are required to maintain coverage for a certain period of time. You may also transfer amounts in the Sub-Accounts to the Fixed Account if a material change is made in the investment policy of the Separate Account and you object to the change. Lastly, you may transfer amounts in the Sub-Accounts to the Fixed Account during the first 18 months after your policy is issued, if your policy is in effect (Hartford Life Insurance Company Policies
Only).

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available

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Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Financial Professional. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the policy value of the liquidated fund to the current money market fund for each of these programs.

OPTIONAL SUPPLEMENTAL BENEFITS -- You may add additional benefits to your policy by electing one or more of the riders described below. Some riders involve additional costs that depend on the age, sex, and risk class of the insured, and the level of benefit provided by the rider. Each rider is subject to the restrictions and limitations described in the rider.

ESTATE TAX REPEAL BENEFIT RIDER -- In the news media you may have read that the federal Estate Tax law will expire in 2011 if Congress takes no action before then. Although it seems unlikely that Congress would allow the federal Estate Tax law to expire, if this were to happen it might affect your estate planning and you may no longer want this policy. So this rider allows you to terminate your policy and receive the Account Value without any deduction of Surrender Charges if there is no federal Estate Tax law in effect during 2011. We must receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If you become disabled, you may not be able to work and if your earnings decrease, you may have a difficult time paying your life insurance premium. Under this rider, if the insured becomes totally disabled, we will credit the policy with an amount specified in your policy, for as long as the insured remains totally disabled. This will help keep your policy inforce if you fall behind on your premium payments. You choose the level of coverage when you select the rider. The charge for this rider will continue to be deducted during total disability until the rider terminates.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER (AVAILABLE FOR POLICIES ISSUED AFTER MARCH 12, 2007) -- If the Insured becomes totally disabled you may have a difficult time paying the life insurance premiums. Under this rider, we will credit the policy with an amount specified in your Policy until the Insured attains age 65, or at least two years, if longer. The rider is only available at Policy issuance and there is a charge for this rider.

TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No Lapse Guarantee, the face amount of the Term Insurance Rider is generally not covered by the No Lapse Guarantee.

In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coveragein various combinations for your insurance protection needs.

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ACCIDENTAL DEATH BENEFIT RIDER -- You may want additional life insurance coverage in case you die by accident. Under this rider we will pay a specified amount when the insured dies under accidental circumstances. You choose the level of coverage when you select the rider. The rider terminates following the insured's 70th birthday.

DEDUCTION AMOUNT WAIVER RIDER -- The costs of your policy are deducted each month through the Monthly Deduction Amount. Under the Deduction Amount Waiver Rider, while the insured is totally disabled, we will waive the Monthly Deduction Amount. This will help keep your policy inforce. Rider benefits are not available if insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and 65. See policy rider for more details.

COST OF LIVING ADJUSTMENT RIDER -- You may want your life insurance coverage to keep pace with inflation. Under this rider, we will increase your Face Amount without evidence of insurability on every second anniversary of the rider. The Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.

CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on all the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this rider that covers all the insured children. This rider may not be available in all policies.

ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS -- In the event an insured's life expectancy is 12 months (24 months in some states) or less, we will pay a lump sum accelerated death benefit at your request subject to certain limitations and proof of eligibility. The benefit percentage is set at issue. The maximum charge for this rider is $300 (one time charge when benefit exercised). For policies issued in New York, the rider is only available when the LifeAccess Accelerated Benefit Rider is purchased.

LIFEACCESS ACCELERATED BENEFIT RIDER: In the event the Insured becomes Chronically Ill and is likely to need services for the remainder of the Insured's life, we will pay an accelerated death benefit up to 100% of the Death Benefit and any term amount. At your request the accelerated benefit will be paid in monthly payments or on an annual lump sum basis subject to certain limitations and satisfaction of eligibility requirements, including a written certification from a Licensed Health Care Practitioner that the Insured is Chronically Ill. The certification must also state that the insured is in need of services under a plan and that such services are likely to be needed for the rest of the insured's life. In addition, as a condition of eligibility for benefits under the rider, we may impose restrictions or limitations on the availability of certain investment options. We will provide you prior written notice of any such restrictions or limitations and you may terminate this rider at anytime. This rider is only available at Policy issuance and there is a charge for this rider.

NO-LAPSE GUARANTEE RIDERS

ENHANCED NO-LAPSE GUARANTEE RIDER -- There are circumstances that could cause your policy to terminate or "lapse." So your policy has a built-in "No-Lapse Guarantee" that will provide a minimum level of death benefit protection for a limited time after your policy would have otherwise terminated. The built-in No-Lapse Guarantee is described in the section of this prospectus entitled "Lapse and Reinstatement." If you elect the Enhanced No-Lapse Guarantee Rider, it allows you to lengthen the period of time that the built-in No-Lapse Guarantee will remain in effect. This period of time is called the "No-Lapse Guarantee Period," which may be extended under the rider as follows:

- If the insured is age 60 or younger you may choose to extend the No-Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No-Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No-Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No-Lapse Guarantee Period to age 90.

LIFETIME NO-LAPSE GUARANTEE RIDER -- Under this rider, you may extend the No-Lapse Guarantee Period for the life of the insured.

See "Lapse and Reinstatement" for a more complete description of the No-Lapse Guarantee, the Enhanced No-Lapse Guarantee Rider, and the Lifetime No-Lapse Guarantee Rider.

POLICY CONTINUATION RIDER -- This rider gives you the option to continue your policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your policy is in danger of default or termination due to excessive Indebtedness. You may elect the benefit under limited circumstances as described in the rider. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Indebtedness. At the time you elect the benefit under the rider, a transaction charge will be deducted from your Account Value. The maximum transaction charge is 7% of the Account Value.

Riders may not be available in all states.

MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. There is no additional charge for the endorsement. However, if you choose to add this

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endorsement, the No-Lapse Guarantee of the policy is not offered and is removed from your policy.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment. However, on or about March 1, 2010 the policy owner will have the option of pre-selecting a designated settlement option ("Designated Settlement Option"). After the policy owner designates a settlement option for a beneficiary, the beneficiary will not be able to choose a settlement option.


SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. If you select the Second Option or Third Option, each is irrevocable and you may not fully or partially commute the settlement option for a lump sum. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 2% per year) on the amount applied periodically under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the Third Option.

The tables for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is shown in your policy and is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date, you may elect one of two options.

Under Option 1:

- Policy values will be transferred to the Fixed Account and no further transfers will be allowed;

-   The Face Amount will be set equal to the Death Benefit on the maturity date;

-   the Death Benefit Option will be changed to Option A (Level Option).

Under Option 2:

- The Face Amount will be set equal to the Death Benefit minus the Account Value on the maturity date;

- the Death Benefit Option will be changed to Option B (Return of Account Value Option) with no evidence of insurability being required;

- the Account Value, if any, will continue to fluctuate with investment performance;

Under both Option 1 and 2:

-   any loans will continue to accrue interest and become part of Indebtedness;

-   no future Monthly Deduction Amounts will be deducted;

-   no further premium payments will be accepted;

- all additional benefits provided by rider will terminate at the scheduled maturity date;

-   the policy may terminate due to excessive Indebtedness; and

-   loan repayments may still be made during this time.

Otherwise, the policy will terminate on the scheduled maturity date.

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CLASS OF PURCHASERS

REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

HOW POLICIES ARE SOLD

We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.

HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are Financial Professional of Financial Intermediaries ("Financial Professional").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 50% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.39%. We also pay an Expense Reimbursement Allowance and an override payment during the first Policy Year. The maximum Expense Reimbursement Allowance and override payment in the first Policy Year is 45% and 9%, respectively of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 20% of Target Premium and 2% on premiums above the Target Premium.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target Premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.97%. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 3% on premiums above the Target Premium.

Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Financial Professional and their Financial Intermediary. We are not involved in determining your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.

Check with your Financial Professional to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Financial Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to among other things encourage the sale of this Policy. These additional payments could create an incentive for your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others

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ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
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Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                       participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Financial Professionals; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.


For the year ended December 31, 2009, Hartford and its affiliates paid approximately $4,500,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2009, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $3,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2010, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A. G. Edwards & Sons, Inc., Advantage Capital Corporation, American Portfolios Financial Services, Arvest Asset Management, AXA Advisors, LLC, Banc of America Investment Services, BBVA Investments, Inc., BOSC, Inc., Cadaret Grant & Co. Inc., Capital Analysts, Incorporated CCO Investment Services Corporation, Centara Capital Securities, Inc., Chase Investment Services, Citicorp Investment Services, Citigroup Global Markets Inc., Comerica Securities, Inc., Commonwealth Equity Services, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., CORE Group, County Club Financial Services, Inc., Delta Trust Investments, Inc., Edward D. Jones & Company, Excel Securities & Associates, Inc., Fifth Third Securities, Inc., Financial Independence Group, Inc., Financial Network Investment Corporation, First Allied Securities, Inc., First Global Securities, Inc., First Heartland Capital Inc., First Midwest Securities, Foothill Securities, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Great American Investors, Inc., H. Beck, Inc., H.D. Vest Investment Securities, Inc. & Affiliates, Hilliard Lyons, HRC Investment Services, Inc., HSBC Securities USA, Inc., Huntington Investment Company, IFG, IBN Financial Services, Inc., IFC Holdings, Inc., Independent Financial Group, LLC, Infinex Investments, Inc., Invest Financial Corporation, Investacorp, Inc., Investors Capital Corporation, J.J.B. Hilliard, W.L. Lyons, LLC, Janney Montgomery Scott, John L. Wortham & Son Investments, Inc., Key Investment Services, LLC, Kovack Securities, Inc., Legend Equities Corporation, Legend Merchant Group, Inc., LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Midwest Financial Group Brokerage Services, Inc., MML Investors Services, Inc., Money Concepts Capital Corporation, Morgan Keedgan & Company, Inc., MorganStanley SmithBarney LLC, National City Investments Corporation, New World Financial, Inc., Next Financial Group, Inc., NFP Securities, Inc., Ogilivie Securities Advisors Corporation, People's Securities, Inc., PNC Investments, LLC, PrimeVest Financial Services, Inc., Questar Capital Corporation, Raymond James & Associates, Raymond James Financial Services, RBC Capital Markets Corporation, RMIN Securities, Inc., Robert W. Baird & Company, Inc., Royal Alliance Associates, Sage Rutty & Company, Inc., Sagepoint Financial, Inc., Securities America, Inc., Stanley Laman Group Securities, LLC, Steadfast Capital Markets Group, LLC, Stephens, Inc., Summit Brokerage Services, Inc., The Investment Center, Inc., Todd A. Slingerland, Transamerica Financial Advisors, Trubee Collins & Company, Inc., UBS Financial Services, Inc., United Brokerage Services, Inc., United Planners Financial Services, US Bancorp Investments, Inc., Uvest Financial Services Group, Inc., Vanderbuilt Securities, LLC, Wachovia Insurance Services Broker Dealer, Inc., Wall Street Financial Group, Wells Fargo Advisors, LLC PCG, Wells Fargo Investments, LLC, Woodbury Financial Services, Inc., World Financial Group, Wortham.

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PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.


PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.


After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS

Any premiums we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account during the underwriting process. After the Policy is issued, premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.

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INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the right to examine period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the right to examine period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)

SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Center at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.


ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

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All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made at the end of the Valuation Period after the request or payment is received by us in good order at the Individual Life Operations Center. If we receive your request or payment in good order before the close of the New York Stock Exchange, it will be applied as of the same Valuation Day. If we receive your request or payment in good order after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your request or payment in good order on a non-Valuation Day, it will be invested on the next Valuation Day. Requests for Sub-Account transfers received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION) Under this option, the death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If the insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D

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  death benefit is the current Face Amount increased by the lesser of:

       - the Account Value on the date we receive due proof of death of the insured; or

       - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect. We reserve the right to limit the number of increases or decreases made under the policy to not more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new policy application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy's specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of increase is made. Any unscheduled increase will be subject to additional Monthly Per $1,000 Charges, additional cost of insurance charges and additional surrender charges, all of which are based on the attained age of the insured at the time of the increase. We will send you additional policy specification pages describing these charges. If you elect to decrease your Face Amount, the decrease will result in an overall reduction of charges because the amount of insurance coverage has decreased. However, the rate of charges will remain the same.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, (our current administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request) whichever is later.


WITHDRAWALS -- You may make one withdrawal each calendar month. The minimum withdrawal is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the death

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benefit option then in effect is Option A or Option C, the Face Amount will be decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to our rules then in effect. Unless specified otherwise, the withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a withdrawal charge. However, we reserve the right to charge up to $10 per withdrawal.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan is $500. In Tennessee, there is no minimum.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, your policy will go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                                              PORTION OF        INTEREST RATE
DURING POLICY YEARS                          INDEBTEDNESS          CHARGED
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                  1-10                           All                  5%
              11 and later                    Preferred             3.25%
                                            Non-Preferred           3.50%

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LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount and the No-Lapse Guarantee is not available.

If the policy goes into default, we will send You a lapse notice to warn you that the policy is in danger of terminating. This notice will be mailed at least 61 days before your coverage is to terminate. It will be mailed both to you and to any assignee of record. This lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium will never be greater than an amount which results in a Cash Surrender Value equal to the current Monthly Deduction Amount plus the next two Monthly Deduction Amounts as of the date your policy goes into default.

We will keep your policy inforce for the 61-day period following the date your policy goes into default. We call that period the "Grace Period." However, if we have not received the required premiums (specified in your lapse notice) by the end of the Grace Period, the policy will terminate. If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE -- The policy will remain inforce at the end of the policy Grace Period as long as the No-Lapse Guarantee is available. The No-Lapse Guarantee is available as long as:

-   The policy is issued to an insured age 75 or less;

-   The No-Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No-Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

Starting on the effective date of your policy, the length of the No-Lapse Guarantee Period is:

-   20 years or to an insured age 75 or if sooner, but never less than 5 years.

While the No-Lapse Guarantee is available, we guarantee your Account Value will never be less than zero and your Death Benefit will be at least equal to the Face Amount. If the insured dies while the No-Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly NoLapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

ENHANCED NO-LAPSE GUARANTEE RIDER -- If you select the Enhanced No-Lapse Guarantee Rider, it lets you extend the No-Lapse Guarantee Period as follows:

- If the insured is age 60 or younger you may choose to extend the No-Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No-Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No-Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No-Lapse Guarantee Period to age 90.

With the Enhanced No-Lapse Guarantee Rider, the policy will go into default after the 10th policy anniversary if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default after the 10th policy anniversary, and the No-Lapse Guarantee remains available under the Enhanced No-Lapse Guarantee Rider, the policy will remain in force with the following modifications:

-   the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No-Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

-   any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

LIFETIME NO-LAPSE GUARANTEE RIDER -- If you select the Lifetime No-Lapse Guarantee Rider, it lets you extend the No-Lapse Guarantee Period to the end of the life of the insured.

With the Lifetime No-Lapse Guarantee Rider, the policy will go into default if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default, and the No-Lapse Guarantee remains available under the Lifetime No-Lapse Guarantee Rider, the policy will remain in force with the following modifications:

-   the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No-Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

-   any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

GRACE PERIOD FOR LIFETIME NO-LAPSE GUARANTEE RIDER -- If on any Monthly Activity Date, after the second policy

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anniversary, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, are less than the Cumulative No-Lapse Guarantee Premium on the Monthly Activity Date 24 months prior to the current Monthly Activity Date, a No-Lapse Guarantee Grace Period of 61 days will begin. A notice will be mailed at least 30 days prior to termination of the No-Lapse Guarantee. It will be mailed both to you and to any assignee of record, at the last known address(es). That notice will warn you that you are in danger of losing the Lifetime No-Lapse Guarantee and will tell you the amount of premium you need to pay to continue the Lifetime No-Lapse Guarantee.

The Lifetime No-Lapse Guarantee will be removed from the policy if the required premium is not paid by the end of the Lifetime No-Lapse Guarantee Grace Period. You will receive a written notification of the change and the Lifetime No-Lapse Guarantee will never again be available or in effect on the policy. Loss of the No-Lapse Guarantee at the end of the No-Lapse Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the No-Lapse Guarantee was what was preventing the policy from terminating.

The No-Lapse Guarantee Grace Period is only available to the Lifetime No-Lapse Guarantee Rider.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

-   The Cash Value at the time of policy termination; plus

- Net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

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The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and record. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.

At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

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FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment.

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As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of

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ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.

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SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

FOR POLICIES WITH THE LIFE ACCESS BENEFIT RIDER ONLY:

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER

The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.

The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a policy owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.

The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one policy owner. Where the owner and insured are not the same (e.g., when a policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.

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Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.

The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.

The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.

Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.

Certain transfers-for-value of a life insurance policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.

For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.

LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.



Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.



In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the

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Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

FINANCIAL INFORMATION


We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2009 in the Statement of Additional Information (SAI). In addition we have included the following:


Hartford Life Insurance Company Policies:


We have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended March 31, 2010 in the SAI.



To receive a copy of the SAI free of charge, call your financial professional or write to us at:


The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

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GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: The premium required to maintain the No-Lapse guarantee.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: the total amount of charges deducted from the policy on a monthly basis.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

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APPENDIX A -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE ARTISAN

If you purchased your policy before December 1, 2003, the following provisions of the prospectus are replaced with the following. Prior to this date, the policy was sold under the name of "Stag Variable Life Artisan."


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford Series Fund II, Inc., Invesco Variable Insurance Funds, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.

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SUMMARY OF BENEFITS AND RISKS

The following is added to the Summary of Benefits and Risks:

If your policy was issued before December 1, 2003:

-   Death Benefit Option D (Decreasing Option) is not available;

- You may invest in up to 20 different investment choices within your policy, From the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

-   Withdrawals may be subject to a surrender charge.

FEE TABLES

The Fee Tables are replaced with the following:

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES

       CHARGE                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
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Front-end sales load  When you pay premium.                                Maximum Charge
                                                                           2.0% of premium.
Tax Charge on         When you pay premium.                                A percent of premium which varies by your state and
Premium Payments                                                           municipality of residence. The range of premium tax
                                                                           charge is generally between 0% and 4%. This rate
                                                                           will change if your state or municipality changes
                                                                           its premium tax charges. It may change if you
                                                                           change your state or municipality of residence.
Federal Tax Charge    When you pay premium.                                Maximum Charge: 1.25% of premium.
Administrative        If you surrender your policy during the first 15     Minimum Charge
Expense Surrender     years.                                               $3.00 per $1,000 of initial Face Amount for a 1
Charge (1)            If you decrease the face amount below the initial    year-old female.
                      face amount during the first 15 years.               Maximum Charge
                      If the policy lapses during the first 15 policy      $5.00 per $1,000 of initial Face Amount for an
                      years.                                               85-year-old.
                                                                           Charge for a representative insured
                                                                           $5.00 per $1,000 of initial Face Amount for a
                                                                           44-year-old.
Sales Surrender       If you surrender your policy during the first 15     Minimum Charge
Charge (1)            years.                                               $0.00 per $1,000 of initial Face Amount of the net
                      If you decrease the face amount below the initial    amount at risk for a 1 year-old.
                      face amount during the first 15 years.               Maximum Charge
                      If the policy lapses during the first 15 policy      $35.00 per $1,000 of initial Face Amount of the net
                      years.                                               amount at risk for an 80-year-old.
                                                                           Charge for a representative insured
                                                                           $7.00 per $1,000 of initial Face Amount of the net
                                                                           amount at risk for a 44-year-old.
Transfer Fees         When you make a transfer after the first transfer    Maximum Charge: $25 per transfer.*
                      in any month.
Withdrawal Charge     When you take a withdrawal.                          Maximum Charge: $10 per withdrawal.*

*   Not currently being assessed.

52

-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE               WHEN THE CHARGE IS DEDUCTED                                   AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.056667 per $1,000 of the net amount at risk for a 10 year-old female non-smoker.
                                                                Maximum Charge
                                                                $10.475833 per $1,000 of the net amount at risk for an 80-year-old male smoker.
                                                                Charge for a representative insured
                                                                $0.2633 per $1,000 of the net amount at risk for a 44-year-old male non-smoker.
Mortality and         Monthly.                                  Maximum Charge: 0.80% of Account Value per policy year.
Expense Risk Charge
(2)
Administrative        Monthly.                                  Maximum Charge: $25 per year.
Charge (3)
Loan Interest         Monthly if you have taken a loan on your  Maximum Charge: 6% annually policy.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The maximum mortality and expense risk charge for policy years 1-10 is equal to 0.80% per year. For policy years 11 and later it is equal to 0.50% per year.

(3) The maximum administrative charge is $25 in the first policy year, $10 in policy years 2-10, and $7.50 in policy years 11 and later.

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Yearly Renewable      Monthly.                                  Minimum Charge
Term Life Insurance                                             $0.056667 per $1,000 of the Face Amount for a 10-year-old female
Rider (1)                                                       non-smoker.
                                                                Maximum Charge
                                                                $10.475833 per $1,000 of the Face Amount for an 80-year-old male smoker.
                                                                Charge for a representative insured
                                                                $0.0565 per $1,000 of the Face Amount for a 44-year-old male non-
                                                                smoker.
Deduction Amount      Monthly.                                  Minimum Charge
Waiver Rider (1)                                                6.9% of the monthly deduction amount for a 20-year-old male preferred non-smoker in the first policy year.
                                                                Maximum Charge
                                                                33.3% of the monthly deduction amount for a 55-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                9.2% of the monthly deduction amount for a 44-year old male preferred non-smoker in the first policy year
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in the first
Benefit Rider (1)                                               policy year.
                                                                Maximum Charge
                                                                $0.199 per $1 of specified amount for a 59-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                $0.046 per $1 of specified amount for a 44-year-old male in the first policy year.
Accidental Death      Monthly.                                  Minimum Charge
Benefit Rider (1)                                               $0.083 per $1,000 of the net amount at risk for a 10-year-old in the first policy year.
                                                                Maximum Charge
                                                                $0.18 per $1,000 of the net amount at risk for a 60-year-old in the first policy year.
                                                                Charge for a representative insured
                                                                $0.108 per $1,000 of the net amount at risk for a 44-year-old in the first policy year.
Maturity Date         Monthly.                                  No Charge.
Extension Rider

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

-------------------------------------------------------------------------------

The table below shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                 MINIMUM            MAXIMUM
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                0.35%              2.37%


THE FUNDS

The section describing the investment goals and the investment advisers for each of the Funds is replaced as follows:


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            AllianceBernstein L.P.
  GROWTH PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Seeks long-term growth of capital            AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    High total return, including income and      Capital Research and Management Company
  -- CLASS 2                             capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and other equity securities,
                                         bonds and other intermediate and long-term
                                         debt securities and money market
                                         instruments (debt securities maturing in
                                         one year or less).
 AMERICAN FUNDS BLUE CHIP INCOME AND     Produce income exceeding the average yield   Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index)and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2     Seeks to maximize current income and         Capital Research and Management Company
                                         preservation of capital.
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.

54

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Seeks to make your investment grow over      Capital Research and Management Company
  2                                      time by investing primarily in stocks of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY(R) VIP ASSET MANAGER           Seeks to obtain high total return with       Fidelity Management & Research Company
  PORTFOLIO -- INITIAL CLASS +           reduced risk over the long term by           Sub-advised by FMR Co., Inc. and other
                                         allocating its assets among stocks, bonds,   Fidelity affiliates
                                         and short-term instruments
 FIDELITY(R) VIP CONTRAFUND(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  PORTFOLIO -- SERVICE CLASS 2                                                        Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP EQUITY-INCOME           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  PORTFOLIO -- INITIAL CLASS             consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP EQUITY-INCOME           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  PORTFOLIO -- SERVICE CLASS 2           consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP MID CAP PORTFOLIO --    Long-term growth of capital with current     Fidelity Management & Research Company
  SERVICE CLASS 2                        income as a secondary consideration          Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP OVERSEAS PORTFOLIO --   Seeks long-term growth of capital            Fidelity Management & Research Company
  INITIAL CLASS +                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  CLASS 2                                prospects for capital appreciation
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return                 Franklin Advisory Services, LLC
  FUND -- CLASS 2
 FRANKLIN STRATEGIC INCOME SECURITIES    Seeks a high level of current income, with   Franklin Advisers, Inc.
  FUND -- CLASS 1                        capital appreciation over the long term as
                                         a secondary goal
 MUTUAL GLOBAL DISCOVERY SECURITIES      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  FUND -- CLASS 2 (1)                                                                 Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON FOREIGN SECURITIES FUND --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  CLASS 2
 TEMPLETON GLOBAL BOND SECURITIES FUND   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- CLASS 2 (2)                         preservation of capital, with capital
                                         appreciation as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND --     Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Seeks maximum long-term total return         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  -- CLASS IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA (3)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP

56

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL RESEARCH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA (4)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP HLS FUND -- CLASS IA    Seeks long-term growth of capital            HL Investment Advisors, LLC
  ++                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP VALUE HLS FUND --       Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA +++                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
INVESCO VARIABLE INSURANCE FUNDS (5)
 INVESCO V.I. CAPITAL APPRECIATION FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (6)
 INVESCO V.I. CAPITAL DEVELOPMENT FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (7)
 INVESCO V.I. CORE EQUITY FUND --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I (8)
 INVESCO V.I. GLOBAL MULTI-ASSET FUND    Seeks to provide total return consistent     Invesco Advisers, Inc.
  -- SERIES I (9)                        with a moderate level of risk relative to
                                         the broad stock market
 INVESCO V.I. INTERNATIONAL GROWTH FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (10)
 INVESCO V.I. MID CAP CORE EQUITY FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (11)
 INVESCO V.I. SMALL CAP EQUITY FUND --   Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I (12)

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE PORTFOLIO    High current income and capital              Lord, Abbett & Co. LLC
  -- CLASS VC                            appreciation to produce the opportunity for
                                         a high total return
 LORD ABBETT CAPITAL STRUCTURE           Current income and capital appreciation      Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC (13)
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES --        Seeks capital appreciation                   MFS Investment Management
  INITIAL CLASS
 MFS(R) NEW DISCOVERY SERIES -- INITIAL  Seeks capital appreciation                   MFS Investment Management
  CLASS
 MFS(R) RESEARCH BOND SERIES -- INITIAL  Total return with an emphasis on high        MFS Investment Management
  CLASS                                  current income, but also considering
                                         capital appreciation
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Seeks total return                           MFS Investment Management
  CLASS
 MFS(R) VALUE SERIES -- INITIAL CLASS    Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES              investing in securities of well-known
                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  -- SERVICE SHARES                      investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities.
 OPPENHEIMER MAIN STREET FUND(R)/VA --   Seeks a high total return (which includes    OppenheimerFunds, Inc.
  SERVICE SHARES                         growth in the value of its shares as well
                                         as current income) from equity and debt
                                         securities. From time to time the Fund may
                                         focus on small to medium capitalization
                                         common stocks, bonds and convertible
                                         securities.
 OPPENHEIMER MAIN STREET SMALL CAP       The Fund seeks capital appreciation from     OppenheimerFunds, Inc.
  FUND(R)/VA -- SERVICE SHARES           investing mainly in small company stocks.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES FUND    Long term growth of capital                  Putnam Investment Management, LLC
  -- CLASS IB
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IA +                             Management believes is consistent with
                                         preservation of capital
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IB                               Management believes is consistent with
                                         preservation of capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IA ++++

58

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IB
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND  Long-term return consistent with             Putnam Investment Management, LLC Putnam
  -- CLASS IA +                          preservation of capital                      Advisory Company, LLC
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS   Capital appreciation                         Putnam Investment Management, LLC Putnam
  IA                                                                                  Advisory Company, LLC
 PUTNAM VT GLOBAL HEALTH CARE FUND --    Capital appreciation                         Putnam Investment Management, LLC Putnam
  CLASS IA (14) +                                                                     Advisory Company, LLC
 PUTNAM VT GLOBAL UTILITIES FUND --      Capital growth and current income            Putnam Investment Management, LLC Putnam
  CLASS IA (15) +                                                                     Advisory Company, LLC
 PUTNAM VT GROWTH AND INCOME FUND --     Capital growth and current income            Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT HIGH YIELD FUND -- CLASS IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Capital appreciation                         Putnam Investment Management, LLC Putnam
  CLASS IA                                                                            Advisory Company, LLC
 PUTNAM VT INTERNATIONAL GROWTH FUND --  Long-term capital appreciation               Putnam Investment Management, LLC Putnam
  CLASS IA (16) +                                                                     Advisory Company, LLC
 PUTNAM VT INTERNATIONAL VALUE FUND --   Capital growth. Current income is a          Putnam Investment Management, LLC Putnam
  CLASS IA (17) +                        secondary objective                          Advisory Company, LLC
 PUTNAM VT INVESTORS FUND -- CLASS IA +  Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 PUTNAM VT MONEY MARKET FUND -- CLASS    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA +                                   Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 PUTNAM VT NEW OPPORTUNITIES FUND --     Long-term capital appreciation               Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT SMALL CAP VALUE FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT THE GEORGE PUTNAM FUND OF     A balanced investment composed of a well     Putnam Investment Management, LLC
  BOSTON -- CLASS IA +                   diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 PUTNAM VT VISTA FUND -- CLASS IA +      Capital appreciation                         Putnam Investment Management, LLC
 PUTNAM VT VOYAGER FUND -- CLASS IA      Capital appreciation                         Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF MID CAP GROWTH        Long-term capital growth by investing        Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II                  primarily in common stocks and other equity
                                         securities
 VAN KAMPEN -- UIF U.S. MID CAP VALUE    Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  PORTFOLIO -- CLASS II                  cycle of three to five years by investing    doing business in certain instances as Van
                                         in common stocks and other equity            Kampen
                                         securities

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK PORTFOLIO --    Seeks capital growth and income through      Van Kampen Asset Management
  CLASS II                               investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks



+       Closed to new and subsequent Premium Payments and transfers of Contract
        Value.



++ Closed to all premium payments and transfers of account value for all policies issued on or after 7/31/2003



+++ Closed to all premium payments and transfers of account value for all policies issued on or after 8/2/2004



++++ Closed to all premium payments and transfers of account value for all policies issued on or after 2/13/2009



NOTES



(1)  Formerly Mutual Discovery Securities Fund -- Class 2



(2)  Formerly Templeton Global Income Securities Fund -- Class 2



(3)  Formerly Hartford Global Leaders HLS Fund -- Class IA



(4)  Formerly Hartford Global Equity HLS Fund -- Class IA



(5)  Formerly AIM Variable Insurance Funds



(6)  Formerly AIM V.I. Capital Appreciation Fund -- Series I



(7)  Formerly AIM V.I. Capital Development Fund -- Series I



(8)  Formerly AIM V.I. Core Equity Fund -- Series I



(9)  Formerly AIM V.I. PowerShares ETF Allocation Fund -- Series I



(10) Formerly AIM V.I. International Growth Fund -- Series I



(11) Formerly AIM V.I. Mid Cap Core Equity Fund -- Series I



(12) Formerly AIM V.I. Small Cap Equity Fund -- Series I



(13) Formerly Lord Abbett America's Value Portfolio -- Class VC



(14) Formerly Putnam VT Health Sciences Fund -- Class IA



(15) Formerly Putnam VT Utilities Growth and Income Fund -- Class IA



(16) Formerly Putnam VT International New Opportunities Fund -- Class IA



(17) Formerly Putnam VT International Growth and Income Fund -- Class IA


RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

THE FIXED ACCOUNT

Under the section entitled "The Fixed Account," is replaced with the following:

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 4.0% per year. We are not obligated to, but may, credit more than 4.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 4.0%.

60

-------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS

The section entitled "Charges and Deductions" is replaced as follows:

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current maximum front-end sales load for all premiums is 2.0% in policy years 1 through 10. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. Thereafter, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.

PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%. We also deduct a 1.25% charge from each premium payment to cover the estimated costs to us of the federal income tax treatment of the policy's deferred acquisition costs under Section 848 of the Code. We have determined that such federal tax charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums. We must factor in the federal tax charge when computing the maximum sales load.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance is equal to:

-   the cost of insurance rate per $1,000;

-   multiplied by -- the amount at risk; divided by

-   $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table (ALB), Male and Female, Unismoke Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ALB), Male and Female, Unismoke Table. The multiple will be based on the insured's risk class. We will determine the cost of insurance rate at the start of each policy year. Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $25 per month in policy year 1, $10 per month in policy year 2 through 10, and $5 per month thereafter, not to exceed $7.50 per month in policy years 11 and later. The sum of the monthly administrative charge and the administrative expense surrender charge will not exceed our costs for providing administrative services for the policy.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge for any Monthly Activity Date is equal to:

-   the mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

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The current and maximum mortality and expense risk rate for policy years 1 through 10 is 0.80% per year (.067% per month). Thereafter, the current rate (the rate we are currently charging) is 0.25% per year (.021% per month), with a maximum mortality and expense risk rate of 0.50% per year (.042% per month).

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits.

SURRENDER CHARGES -- A surrender charge is assessed against the Account Value if you surrender your policy, if you decrease your Face Amount below the initial Face Amount, or if your policy lapses. The surrender charge will apply during the first 15 policy years. It consists of (1) an administrative expense surrender charge and (2) a sales surrender charge.

ADMINISTRATIVE EXPENSE SURRENDER CHARGE -- The administrative expense surrender charge covers the administrative expenses associated with underwriting and issuing a policy, including the costs of processing policy applications, conducting medical examinations, determining insurability and the insured's underwriting class, and establishing policy records. The administrative expense surrender charge varies, based on the insured's age on the date of issue. Your sales representative can provide you with the actual administrative expense surrender charge that applies to your issue age.

The following table represents the administrative expense surrender charge for an insured age 45 on the date of issue. The amount of the administrative expense surrender charge remains level for five policy years. After the fifth policy anniversary, such charge decreases uniformly each month until the end of policy year 15, at which time it is zero.

                             AMOUNT PER                           AMOUNT PER
                         $1,000 OF INITIAL       POLICY       $1,000 OF INITIAL
      POLICY YEAR           FACE AMOUNT           YEAR           FACE AMOUNT
--------------------------------------------------------------------------------
           1                    $5.00                9               $3.18
           2                    $5.00               10               $2.73
           3                    $5.00               11               $2.27
           4                    $5.00               12               $1.82
           5                    $5.00               13               $1.36
           6                    $4.55               14               $0.91
           7                    $4.09               15               $0.45
           8                    $3.64               16               $0.00

The sum of the administrative expense surrender charge and the monthly administrative charge will not exceed our costs in providing administrative services. We do not expect to profit from the administrative expense surrender charge.

SALES SURRENDER CHARGE -- The sales surrender charge covers expenses relating to the sale and distribution of the policy, including commissions paid to any sales personnel, the cost of preparing sales literature and other promotional activities. The sales surrender charge varies, based on the insured's age on the date of issue. Your sales representative can provide you with the actual sales surrender charge that applies to your issue age.

The following table represents the sales surrender charge for an insured age 45 on the date of issue. The amount of such charge remains level for five policy years. After the fifth policy anniversary, the sales surrender charge decreases uniformly each month until the end of policy year 15, at which time it is zero.

                             AMOUNT PER                           AMOUNT PER
                         $1,000 OF INITIAL       POLICY       $1,000 OF INITIAL
      POLICY YEAR           FACE AMOUNT           YEAR           FACE AMOUNT
--------------------------------------------------------------------------------
           1                    $7.00                9               $4.45
           2                    $7.00               10               $3.82
           3                    $7.00               11               $3.18
           4                    $7.00               12               $2.55
           5                    $7.00               13               $1.91
           6                    $6.36               14               $1.27
           7                    $5.73               15               $0.64
           8                    $5.09               16               $0.00

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

SUPPLEMENTAL BENEFITS, SETTLEMENT OPTIONS, AND BENEFITS AT MATURITY

The sections entitled "Supplemental Benefits," "Settlement Options," and "Benefits at Maturity" are replaced as follows:

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider.

- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of the death of the insured, regardless of the age of the insured, subject to certain death benefit and premium restrictions.

- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.

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- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount in the event of total disability prior to the insured reaching age 65 and continuing for at least six months. If the Deduction Amount Waiver Rider is added to your policy, the Monthly Deduction Amounts will be increased to include the charges for the rider. Rider benefits are not available if insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and 65. See policy rider for more details.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If the insured becomes totally disabled, we will credit the policy with a premium equal to the Specified Amount Disability Benefit as defined in your policy, for as long as the insured remains totally disabled.

- ACCIDENTAL DEATH BENEFIT RIDER -- We will increase the amount paid upon the death of the insured if the death results from an accident. The rider terminates following the insured's 70th birthday.

SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options.

SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- If the insured is living on the maturity date, we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, the policy will terminate and Hartford will have no further obligations under the policy. Unless the Maturity Date Extension Rider was chosen subject to its conditions.

DEATH BENEFITS AND POLICY VALUES

Under the sub-section entitled "Death Benefit Options", the following sentence is added:

If your policy was issued before December 1, 2003, Death Benefit Option D (Decreasing Option) is not available.

After the sub-section entitled "Option Change," the following sub-section is added:

DEATH BENEFIT GUARANTEE -- The death benefit guarantee will keep your policy in force, regardless of the investment

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performance of the Sub-Accounts, provided the following conditions are met:

- The policy is in the first 10 policy years (except in certain states where a period less than 10 years may apply); and

- On each Monthly Activity Date during the first 10 policy years the cumulative premium paid into the policy, less Indebtedness and less any withdrawals, equals or exceeds the Cumulative Death Benefit Guarantee premium on that date.

If the Face Amount has not been increased or decreased, the Cumulative Death Benefit Guarantee Premium is the aggregate of:

- the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; and

- the current monthly Death Benefit Guarantee Premium shown on the policy's specifications page.

The monthly Death Benefit Guarantee Premium will be adjusted to reflect any increases or decreases in the Face Amount during the death benefit guarantee period. We will send you a schedule showing the new monthly Death Benefit Guarantee Premium required for this period and the Death Benefit Guarantee Premium received to date.

While the death benefit guarantee is available, the death benefit will be the Face Amount, regardless of the selected death benefit option.

After the sub-section entitled "Unscheduled Increases and Decreases in Face Amount," the following sub-section is added:

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that allowed by our minimum rules then in effect. If you ask to decrease your Face Amount below the initial Face Amount, a Surrender Charge may be assessed, equal to:

-   the Surrender Charge applicable to the current policy year; multiplied by

-   the percentage described below.

The percentage used to determine the Surrender Charge will be calculated by:

- subtracting the requested Face Amount from the lowest Face Amount prior to the request; and

-   dividing that difference by the lowest Face Amount prior to the request.

The Surrender Charge assessed will be deducted from your Account Value on the Monthly Activity Date effective for the decrease.

MAKING WITHDRAWALS FROM YOUR POLICY

Under the section entitled "Making Withdrawals From Your Policy," under the sub-section entitled "Withdrawals," the following paragraph is added:

Additionally, a Surrender Charge, equal to the proportion of the current Surrender Charge represented by the amount of the withdrawal to the Account Value immediately prior to such withdrawal, will be deducted from the Account Value. Any decrease in the Face Amount resulting from a withdrawal may result in a partial Surrender Charge.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

Under the section entitled "Loans," the following paragraph is added:

If your policy was issued before December 1, 2003, any amounts in the Loan Account will be credited with interest at an annual rate of 4%. The amount of the Loan Account that equals a Preferred Loan will be credited with interest at a rate of 4%.

64

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LAPSE AND REINSTATEMENT

The section entitled "Lapse and Reinstatement" is replaced with the following:

LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:

-   The Account Value is not sufficient to cover the Monthly Deduction Amount;
    or

-   The Indebtedness exceeds the Cash Value.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy inforce. The premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default. If the insured dies during the Grace Period, we will pay the death proceeds.

Your policy will terminate if we do not receive the required premium by the end of the Grace Period, unless the Death Benefit Guarantee is available. If the Death Benefit Guarantee is available and we have not received the required premium by the end of the Grace Period, your Death Benefit Guarantee will go into effect. While the Death Benefit Guarantee is in effect, the Death Benefit of your policy will be reduced to the current Face Amount and all policy riders will be terminated.

DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the death benefit guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the death benefit guarantee period in effect.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the death benefit guarantee will be deemed to be in default as of that Monthly Activity Date and a No Lapse Guarantee Grace Period of 61 days will begin. We will mail you and any assignee written notice of the amount of premium required to continue the death benefit guarantee.

The death benefit guarantee will be removed from the policy at the end of the Grace Period if we have not received the amount of premium required to continue such guarantee.

Loss of the No Lapse Guarantee at the end of the No Lapse Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the No Lapse Guarantee was what was preventing the policy from terminating.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

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WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

811-3072-03

811-07329

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG ACCUMULATOR II VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 3, 2010



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2010

2                                            HARTFORD LIFE INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE INSURANCE COMPANY                                            3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for other-than-temporary impairments in 2009 and for the fair value measurement of financial instruments in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



With respect to the unaudited interim financial information of Hartford Life Insurance Company for the periods ended March 31, 2010 and 2009 which is incorporated by reference herein, Deloitte & Touche LLP, an independent registered public accounting firm, have applied limited procedures in accordance with the standards of the Public Company Accounting Oversight Board (United States) for a review of such information. However, as stated in their report included in the Company's Quarterly Reports on Form 10-Q for the quarter ended March 31, 2010 and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their report on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP are not subject to the liability provisions of Section 11 of the Securities Act of 1933 for their report on the unaudited interim financial information because that report is not a "report" or a "part" of the Registration Statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the Act.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate

4                                            HARTFORD LIFE INSURANCE COMPANY

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dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2009: $2,404,745; 2008: $6,039,535; and; 2007: $7,658,715.
HESCO did not retain any of these commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male and Female, Unismoke Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male and Female, Unismoke Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and surrender charges. These charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance,

HARTFORD LIFE INSURANCE COMPANY                                            5

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you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for the period ended December 31, 2009 follow this page of the SAI. In addition, we have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended March 31, 2010. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

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We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL I (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account VL I as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS       AIM V.I.
                                             INTERNATIONAL           SMALL/MID CAP          INTERNATIONAL           CAPITAL
                                            VALUE PORTFOLIO         VALUE PORTFOLIO       GROWTH PORTFOLIO     APPRECIATION FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                    88,026                 46,663                 36,999                14,505
                                              ==========               ========               ========              ========
  Cost:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                $2,099,053               $772,705               $973,998              $323,313
                                              ==========               ========               ========              ========
  Market Value:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                $1,279,898               $623,417               $610,849              $294,884
 Due from Hartford Life Insurance
  Company                                            846                    178                     --                   875
 Receivable from fund shares sold                     --                     --                     --                    --
 Other assets                                         --                     --                     --                    --
                                              ----------               --------               --------              --------
 Total Assets                                  1,280,744                623,595                610,849               295,759
                                              ----------               --------               --------              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                     --                     --                    --
 Payable for fund shares purchased                   846                    178                     --                   875
 Other liabilities                                    --                     --                     --                    --
                                              ----------               --------               --------              --------
 Total Liabilities                                   846                    178                     --                   875
                                              ----------               --------               --------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $1,279,898               $623,417               $610,849              $294,884
                                              ==========               ========               ========              ========

                                             AIM V.I.            AIM V.I.             AIM V.I.             AIM V.I.
                                               CORE           INTERNATIONAL         MID CAP CORE          SMALL CAP
                                           EQUITY FUND         GROWTH FUND          EQUITY FUND          EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                        --                  --                    --                  --
   Class IB                                        --                  --                    --                  --
   Other class                                  7,368               6,179               134,882              16,710
                                             ========            ========            ==========            ========
  Cost:
   Class IA                                        --                  --                    --                  --
   Class IB                                        --                  --                    --                  --
   Other class                               $174,422            $143,584            $1,502,779            $242,479
                                             ========            ========            ==========            ========
  Market Value:
   Class IA                                        --                  --                    --                  --
   Class IB                                        --                  --                    --                  --
   Other class                               $183,608            $160,725            $1,472,907            $214,895
 Due from Hartford Life Insurance
  Company                                          59                 699                   816               1,266
 Receivable from fund shares sold                  --                  --                    --                  --
 Other assets                                      --                  --                    --                  --
                                             --------            --------            ----------            --------
 Total Assets                                 183,667             161,424             1,473,723             216,161
                                             --------            --------            ----------            --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --                    --                  --
 Payable for fund shares purchased                 59                 699                   816               1,266
 Other liabilities                                 --                  --                    --                  --
                                             --------            --------            ----------            --------
 Total Liabilities                                 59                 699                   816               1,266
                                             --------            --------            ----------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $183,608            $160,725            $1,472,907            $214,895
                                             ========            ========            ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                                        AMERICAN FUNDS
                                             AIM V.I.           AIM V.I.          AMERICAN FUNDS          BLUE CHIP
                                             CAPITAL         POWERSHARES ETF          ASSET               INCOME AND
                                         DEVELOPMENT FUND    ALLOCATION FUND     ALLOCATION FUND         GROWTH FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                        --                 --                    --                    --
   Class IB                                        --                 --                    --                    --
   Other class                                 22,250                974               553,578               410,037
                                             ========            =======            ==========            ==========
  Cost:
   Class IA                                        --                 --                    --                    --
   Class IB                                        --                 --                    --                    --
   Other class                               $408,451            $13,449            $8,355,766            $3,714,431
                                             ========            =======            ==========            ==========
  Market Value:
   Class IA                                        --                 --                    --                    --
   Class IB                                        --                 --                    --                    --
   Other class                               $251,200            $13,348            $8,109,913            $3,407,405
 Due from Hartford Life Insurance
  Company                                          --                 --                    63                   641
 Receivable from fund shares sold                  --                 --                    --                    --
 Other assets                                      --                 --                    --                    --
                                             --------            -------            ----------            ----------
 Total Assets                                 251,200             13,348             8,109,976             3,408,046
                                             --------            -------            ----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                 --                    --                    --
 Payable for fund shares purchased                 --                 --                    63                   641
 Other liabilities                                 --                 --                    --                    --
                                             --------            -------            ----------            ----------
 Total Liabilities                                 --                 --                    63                   641
                                             --------            -------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $251,200            $13,348            $8,109,913            $3,407,405
                                             ========            =======            ==========            ==========


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL            AMERICAN FUNDS         AMERICAN FUNDS
                                             BOND FUND            GROWTH FUND            GROWTH FUND        GROWTH-INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                     --                     --
   Class IB                                          --                    --                     --                     --
   Other class                                  785,431               298,956                335,320                484,972
                                             ==========            ==========            ===========            ===========
  Cost:
   Class IA                                          --                    --                     --                     --
   Class IB                                          --                    --                     --                     --
   Other class                               $8,698,598            $4,357,637            $14,761,437            $15,025,029
                                             ==========            ==========            ===========            ===========
  Market Value:
   Class IA                                          --                    --                     --                     --
   Class IB                                          --                    --                     --                     --
   Other class                               $8,034,962            $5,829,647            $15,458,272            $15,121,428
 Due from Hartford Life Insurance
  Company                                         1,205                 1,419                  5,218                  2,974
 Receivable from fund shares sold                    --                    --                     --                     --
 Other assets                                        --                    --                      3                     --
                                             ----------            ----------            -----------            -----------
 Total Assets                                 8,036,167             5,831,066             15,463,493             15,124,402
                                             ----------            ----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                    --                     --                     --
 Payable for fund shares purchased                1,205                 1,419                  5,218                  2,974
 Other liabilities                                   --                     1                     --                      1
                                             ----------            ----------            -----------            -----------
 Total Liabilities                                1,205                 1,420                  5,218                  2,975
                                             ----------            ----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $8,034,962            $5,829,646            $15,458,275            $15,121,427
                                             ==========            ==========            ===========            ===========

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                   AMERICAN FUNDS         FIDELITY VIP
                                          AMERICAN FUNDS      AMERICAN FUNDS        GLOBAL SMALL         ASSET MANAGER
                                        INTERNATIONAL FUND    NEW WORLD FUND     CAPITALIZATION FUND       PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                  --                   --                    --
   Class IB                                         --                  --                   --                    --
   Other class                                 575,075             215,188              244,239                64,818
                                            ==========          ==========           ==========            ==========
  Cost:
   Class IA                                         --                  --                   --                    --
   Class IB                                         --                  --                   --                    --
   Other class                              $8,078,467          $3,304,513           $3,289,189            $1,033,084
                                            ==========          ==========           ==========            ==========
  Market Value:
   Class IA                                         --                  --                   --                    --
   Class IB                                         --                  --                   --                    --
   Other class                              $9,839,538          $4,280,089           $4,335,250              $842,631
 Due from Hartford Life Insurance
  Company                                           --                  --                  135                    --
 Receivable from fund shares sold               98,276                  --                   --                    --
 Other assets                                        1                  --                    1                    --
                                            ----------          ----------           ----------            ----------
 Total Assets                                9,937,815           4,280,089            4,335,386               842,631
                                            ----------          ----------           ----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                       98,276                  --                   --                    --
 Payable for fund shares purchased                  --                  --                  135                    --
 Other liabilities                                  --                  --                   --                    --
                                            ----------          ----------           ----------            ----------
 Total Liabilities                              98,276                  --                  135                    --
                                            ----------          ----------           ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $9,839,539          $4,280,089           $4,335,251              $842,631
                                            ==========          ==========           ==========            ==========

                                           FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                           EQUITY-INCOME        CONTRAFUND(R)          OVERSEAS              MID CAP
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                   --                   --                   --
   Class IB                                          --                   --                   --                   --
   Other class                                  697,574              142,621               63,303              110,217
                                            ===========          ===========          ===========          ===========
  Cost:
   Class IA                                          --                   --                   --                   --
   Class IB                                          --                   --                   --                   --
   Other class                              $15,184,153           $4,259,531           $1,106,114           $3,286,576
                                            ===========          ===========          ===========          ===========
  Market Value:
   Class IA                                          --                   --                   --                   --
   Class IB                                          --                   --                   --                   --
   Other class                              $11,720,792           $2,893,787             $952,703           $2,766,439
 Due from Hartford Life Insurance
  Company                                            --                  195                   --                  908
 Receivable from fund shares sold                 1,669                   --                   --                   --
 Other assets                                        --                   --                   --                   --
                                            -----------          -----------          -----------          -----------
 Total Assets                                11,722,461            2,893,982              952,703            2,767,347
                                            -----------          -----------          -----------          -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         1,669                   --                   --                   --
 Payable for fund shares purchased                   --                  195                   --                  908
 Other liabilities                                    3                   --                   --                    1
                                            -----------          -----------          -----------          -----------
 Total Liabilities                                1,672                  195                   --                  909
                                            -----------          -----------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $11,720,789           $2,893,787             $952,703           $2,766,438
                                            ===========          ===========          ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          FIDELITY VIP        FIDELITY VIP        FIDELITY VIP          FRANKLIN
                                          FREEDOM 2010        FREEDOM 2020        FREEDOM 2030           INCOME
                                            PORTFOLIO          PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                       --                  --                 --                    --
   Class IB                                       --                  --                 --                    --
   Other class                                 6,520              11,026                609               185,997
                                             =======            ========             ======             =========
  Cost:
   Class IA                                       --                  --                 --                    --
   Class IB                                       --                  --                 --                    --
   Other class                               $58,801             $94,027             $4,115             $3,089,052
                                             =======            ========             ======             =========
  Market Value:
   Class IA                                       --                  --                 --                    --
   Class IB                                       --                  --                 --                    --
   Other class                               $63,508            $104,529             $5,481             $2,626,281
 Due from Hartford Life Insurance
  Company                                         --                  --                 --                 1,065
 Receivable from fund shares sold                 --                  --                 --                    --
 Other assets                                     --                  --                 --                    --
                                             -------            --------             ------             ---------
 Total Assets                                 63,508             104,529              5,481             2,627,346
                                             -------            --------             ------             ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         --                  --                 --                    --
 Payable for fund shares purchased                --                  --                 --                 1,065
 Other liabilities                                --                  --                 --                    --
                                             -------            --------             ------             ---------
 Total Liabilities                                --                  --                 --                 1,065
                                             -------            --------             ------             ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $63,508            $104,529             $5,481             $2,626,281
                                             =======            ========             ======             =========

                                             FRANKLIN             FRANKLIN
                                             SMALL CAP           STRATEGIC                                 TEMPLETON
                                               VALUE               INCOME           MUTUAL SHARES           FOREIGN
                                          SECURITIES FUND     SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                  --                   --                  --
   Class IB                                         --                  --                   --                  --
   Other class                                 217,753              60,628              276,878                 606
                                             =========            ========            =========              ======
  Cost:
   Class IA                                         --                  --                   --                  --
   Class IB                                         --                  --                   --                  --
   Other class                               $2,901,764           $693,971            $4,810,099             $8,126
                                             =========            ========            =========              ======
  Market Value:
   Class IA                                         --                  --                   --                  --
   Class IB                                         --                  --                   --                  --
   Other class                               $2,780,700           $744,510            $4,036,881             $8,150
 Due from Hartford Life Insurance
  Company                                          153                 932                1,234                 699
 Receivable from fund shares sold                   --                  --                   --                  --
 Other assets                                       --                  --                   --                  --
                                             ---------            --------            ---------              ------
 Total Assets                                2,780,853             745,442            4,038,115               8,849
                                             ---------            --------            ---------              ------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                  --                   --                  --
 Payable for fund shares purchased                 153                 932                1,234                 699
 Other liabilities                                  --                  --                   --                  --
                                             ---------            --------            ---------              ------
 Total Liabilities                                 153                 932                1,234                 699
                                             ---------            --------            ---------              ------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,780,700           $744,510            $4,036,881             $8,150
                                             =========            ========            =========              ======

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            TEMPLETON              MUTUAL              TEMPLETON              HARTFORD
                                              GROWTH          GLOBAL DISCOVERY        GLOBAL BOND             ADVISERS
                                         SECURITIES FUND      SECURITIES FUND       SECURITIES FUND           HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (B)       SUB-ACCOUNT (C)          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                        --                    --                    --              1,133,773
   Class IB                                        --                    --                    --                     --
   Other class                                 50,421                73,335               136,326                     --
                                             ========            ==========            ==========            ===========
  Cost:
   Class IA                                        --                    --                    --            $25,657,409
   Class IB                                        --                    --                    --                     --
   Other class                               $703,061            $1,536,552            $2,254,405                     --
                                             ========            ==========            ==========            ===========
  Market Value:
   Class IA                                        --                    --                    --            $19,811,295
   Class IB                                        --                    --                    --                     --
   Other class                               $524,383            $1,379,440            $2,362,526                     --
 Due from Hartford Life Insurance
  Company                                          --                   136                 1,698                  1,677
 Receivable from fund shares sold                  --                    --                    --                     --
 Other assets                                      --                    --                    --                      1
                                             --------            ----------            ----------            -----------
 Total Assets                                 524,383             1,379,576             2,364,224             19,812,973
                                             --------            ----------            ----------            -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                    --                    --                     --
 Payable for fund shares purchased                 --                   136                 1,698                  1,677
 Other liabilities                                 --                    --                    --                     --
                                             --------            ----------            ----------            -----------
 Total Liabilities                                 --                   136                 1,698                  1,677
                                             --------            ----------            ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $524,383            $1,379,440            $2,362,526            $19,811,296
                                             ========            ==========            ==========            ===========

                                              HARTFORD               HARTFORD               HARTFORD             HARTFORD
                                                TOTAL                 CAPITAL               DIVIDEND              GLOBAL
                                             RETURN BOND           APPRECIATION            AND GROWTH            ADVISERS
                                              HLS FUND               HLS FUND               HLS FUND             HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    2,345,278              1,708,314              1,124,185              3,455
   Class IB                                           --                     --                     --                 --
   Other class                                        --                     --                     --                 --
                                             ===========            ===========            ===========            =======
  Cost:
   Class IA                                  $25,464,379            $73,767,312            $20,840,228            $38,847
   Class IB                                           --                     --                     --                 --
   Other class                                        --                     --                     --                 --
                                             ===========            ===========            ===========            =======
  Market Value:
   Class IA                                  $24,805,071            $62,567,644            $19,729,509            $35,993
   Class IB                                           --                     --                     --                 --
   Other class                                        --                     --                     --                 --
 Due from Hartford Life Insurance
  Company                                          8,340                     --                     --                 --
 Receivable from fund shares sold                     --                289,418                 94,828                 --
 Other assets                                         --                     14                      4                 --
                                             -----------            -----------            -----------            -------
 Total Assets                                 24,813,411             62,857,076             19,824,341             35,993
                                             -----------            -----------            -----------            -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                289,418                 94,828                 --
 Payable for fund shares purchased                 8,340                     --                     --                 --
 Other liabilities                                     3                     --                     --                 --
                                             -----------            -----------            -----------            -------
 Total Liabilities                                 8,343                289,418                 94,828                 --
                                             -----------            -----------            -----------            -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $24,805,068            $62,567,658            $19,729,513            $35,993
                                             ===========            ===========            ===========            =======

(b) Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(c)  Formerly Templeton Global Income Securites Fund. Change effective May 1,
     2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                   HARTFORD             HARTFORD
                                            HARTFORD           HARTFORD          DISCIPLINED             GROWTH
                                          GLOBAL EQUITY     GLOBAL GROWTH           EQUITY           OPPORTUNITIES
                                            HLS FUND           HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     1,849             2,838               154,445              83,804
   Class IB                                        --                --                    --                  --
   Other class                                     --                --                    --                  --
                                            =========          ========          ============          ==========
  Cost:
   Class IA                                   $17,436           $43,881            $1,825,037          $2,399,783
   Class IB                                        --                --                    --                  --
   Other class                                     --                --                    --                  --
                                            =========          ========          ============          ==========
  Market Value:
   Class IA                                   $16,040           $38,903            $1,617,655          $1,843,838
   Class IB                                        --                --                    --                  --
   Other class                                     --                --                    --                  --
 Due from Hartford Life Insurance
  Company                                          --                --                    --               2,088
 Receivable from fund shares sold                  --                --                 3,323                  --
 Other assets                                      --                --                     1                  --
                                            ---------          --------          ------------          ----------
 Total Assets                                  16,040            38,903             1,620,979           1,845,926
                                            ---------          --------          ------------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                --                 3,323                  --
 Payable for fund shares purchased                 --                --                    --               2,088
 Other liabilities                                 --                --                    --                  --
                                            ---------          --------          ------------          ----------
 Total Liabilities                                 --                --                 3,323               2,088
                                            ---------          --------          ------------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $16,040           $38,903            $1,617,656          $1,843,838
                                            =========          ========          ============          ==========

                                                                                       HARTFORD              HARTFORD
                                            HARTFORD             HARTFORD           INTERNATIONAL         INTERNATIONAL
                                           HIGH YIELD             INDEX             SMALL COMPANY         OPPORTUNITIES
                                            HLS FUND             HLS FUND              HLS FUND              HLS FUND
                                         SUB-ACCOUNT (D)       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     4,467               648,252               138,018             1,086,955
   Class IB                                        --                    --                    --                    --
   Other class                                     --                    --                    --                    --
                                            =========          ============          ============          ============
  Cost:
   Class IA                                   $37,094           $15,392,473            $2,040,562           $14,030,907
   Class IB                                        --                    --                    --                    --
   Other class                                     --                    --                    --                    --
                                            =========          ============          ============          ============
  Market Value:
   Class IA                                   $35,446           $15,049,268            $1,557,542           $11,970,771
   Class IB                                        --                    --                    --                    --
   Other class                                     --                    --                    --                    --
 Due from Hartford Life Insurance
  Company                                       1,164                 2,513                    16                   863
 Receivable from fund shares sold                  --                    --                    --                    --
 Other assets                                      --                    --                    --                     1
                                            ---------          ------------          ------------          ------------
 Total Assets                                  36,610            15,051,781             1,557,558            11,971,635
                                            ---------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                    --                    --                    --
 Payable for fund shares purchased              1,164                 2,513                    16                   863
 Other liabilities                                 --                    --                    --                    --
                                            ---------          ------------          ------------          ------------
 Total Liabilities                              1,164                 2,513                    16                   863
                                            ---------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $35,446           $15,049,268            $1,557,542           $11,970,772
                                            =========          ============          ============          ============

(d) From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD             HARTFORD             HARTFORD
                                              MIDCAP            MIDCAP VALUE         MONEY MARKET         SMALL COMPANY
                                             HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     542,005              178,686           37,464,275              486,960
   Class IB                                          --                   --                   --                   --
   Other class                                       --                   --                   --                   --
                                            ===========          ===========          ===========          ===========
  Cost:
   Class IA                                 $11,700,171           $2,201,890          $37,464,275           $8,063,082
   Class IB                                          --                   --                   --                   --
   Other class                                       --                   --                   --                   --
                                            ===========          ===========          ===========          ===========
  Market Value:
   Class IA                                 $11,448,525           $1,488,183          $37,464,275           $6,929,048
   Class IB                                          --                   --                   --                   --
   Other class                                       --                   --                   --                   --
 Due from Hartford Life Insurance
  Company                                            --                  404                   --                   --
 Receivable from fund shares sold                 3,467                   --               25,266                4,857
 Other assets                                        --                   --                   --                   --
                                            -----------          -----------          -----------          -----------
 Total Assets                                11,451,992            1,488,587           37,489,541            6,933,905
                                            -----------          -----------          -----------          -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         3,467                   --               25,266                4,857
 Payable for fund shares purchased                   --                  404                   --                   --
 Other liabilities                                   --                   --                   --                    2
                                            -----------          -----------          -----------          -----------
 Total Liabilities                                3,467                  404               25,266                4,859
                                            -----------          -----------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $11,448,525           $1,488,183          $37,464,275           $6,929,046
                                            ===========          ===========          ===========          ===========

                                                                   HARTFORD             HARTFORD
                                              HARTFORD          U.S. GOVERNMENT          VALUE            LORD ABBETT
                                               STOCK              SECURITIES         OPPORTUNITIES      AMERICA'S VALUE
                                              HLS FUND             HLS FUND             HLS FUND           PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      617,441              585,100             140,297                 --
   Class IB                                           --                   --                  --                 --
   Other class                                        --                   --                  --             56,198
                                            ============          ===========          ==========          =========
  Cost:
   Class IA                                  $24,548,974           $6,192,998          $2,214,410                 --
   Class IB                                           --                   --                  --                 --
   Other class                                        --                   --                  --           $846,011
                                            ============          ===========          ==========          =========
  Market Value:
   Class IA                                  $22,291,318           $6,162,808          $1,789,167                 --
   Class IB                                           --                   --                  --                 --
   Other class                                        --                   --                  --           $673,813
 Due from Hartford Life Insurance
  Company                                             --                  264                  --                189
 Receivable from fund shares sold                    790                   --              82,969                 --
 Other assets                                         --                   --                  --                 --
                                            ------------          -----------          ----------          ---------
 Total Assets                                 22,292,108            6,163,072           1,872,136            674,002
                                            ------------          -----------          ----------          ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            790                   --              82,969                 --
 Payable for fund shares purchased                    --                  264                  --                189
 Other liabilities                                     4                   --                  --                 --
                                            ------------          -----------          ----------          ---------
 Total Liabilities                                   794                  264              82,969                189
                                            ------------          -----------          ----------          ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $22,291,314           $6,162,808          $1,789,167           $673,813
                                            ============          ===========          ==========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                 LORD ABBETT
                                            LORD ABBETT           GROWTH AND
                                           BOND-DEBENTURE           INCOME          MFS INVESTORS           MFS NEW
                                                FUND              PORTFOLIO          TRUST SERIES       DISCOVERY SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                   --                  --                   --
   Class IB                                         --                   --                  --                   --
   Other class                                  46,615               13,568              10,534               45,169
                                              ========             ========            ========             ========
  Cost:
   Class IA                                         --                   --                  --                   --
   Class IB                                         --                   --                  --                   --
   Other class                                $493,626             $382,817            $171,667             $566,122
                                              ========             ========            ========             ========
  Market Value:
   Class IA                                         --                   --                  --                   --
   Class IB                                         --                   --                  --                   --
   Other class                                $525,819             $276,109            $192,145             $606,618
 Due from Hartford Life Insurance
  Company                                           --                   --                  --                   --
 Receivable from fund shares sold                   --                   --                  --                   --
 Other assets                                       --                   --                  --                   --
                                              --------             --------            --------             --------
 Total Assets                                  525,819              276,109             192,145              606,618
                                              --------             --------            --------             --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                   --                  --                   --
 Payable for fund shares purchased                  --                   --                  --                   --
 Other liabilities                                  --                   --                  --                   --
                                              --------             --------            --------             --------
 Total Liabilities                                  --                   --                  --                   --
                                              --------             --------            --------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $525,819             $276,109            $192,145             $606,618
                                              ========             ========            ========             ========

                                                                                                            VAN KAMPEN --
                                                                                                             UIF MID CAP
                                              MFS TOTAL            MFS VALUE           MFS RESEARCH             GROWTH
                                            RETURN SERIES            SERIES          BOND SERIES FUND         PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (D)        SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                  --                   --                    --
   Class IB                                           --                  --                   --                    --
   Other class                                   109,051              18,630                3,035                11,206
                                             ===========            ========              =======              ========
  Cost:
   Class IA                                           --                  --                   --                    --
   Class IB                                           --                  --                   --                    --
   Other class                                $2,155,887            $197,954              $37,081               $78,444
                                             ===========            ========              =======              ========
  Market Value:
   Class IA                                           --                  --                   --                    --
   Class IB                                           --                  --                   --                    --
   Other class                                $1,906,217            $219,833              $37,026              $101,755
 Due from Hartford Life Insurance
  Company                                            595               1,397                3,959                    --
 Receivable from fund shares sold                     --                  --                   --                    --
 Other assets                                         --                  --                   --                    --
                                             -----------            --------              -------              --------
 Total Assets                                  1,906,812             221,230               40,985               101,755
                                             -----------            --------              -------              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                  --                   --                    --
 Payable for fund shares purchased                   595               1,397                3,959                    --
 Other liabilities                                    --                  --                   --                    --
                                             -----------            --------              -------              --------
 Total Liabilities                                   595               1,397                3,959                    --
                                             -----------            --------              -------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $1,906,217            $219,833              $37,026              $101,755
                                             ===========            ========              =======              ========

(d) From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          VAN KAMPEN --
                                             UIF U.S.            OPPENHEIMER            OPPENHEIMER          OPPENHEIMER
                                          MID CAP VALUE            CAPITAL           GLOBAL SECURITIES       MAIN STREET
                                            PORTFOLIO         APPRECIATION FUND           FUND/VA              FUND/VA
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                        --                    --                      --                  --
   Class IB                                        --                    --                      --                  --
   Other class                                 22,171                 9,466                  39,644              17,891
                                             ========              ========              ==========            ========
  Cost:
   Class IA                                        --                    --                      --                  --
   Class IB                                        --                    --                      --                  --
   Other class                               $365,631              $356,889              $1,249,096            $442,473
                                             ========              ========              ==========            ========
  Market Value:
   Class IA                                        --                    --                      --                  --
   Class IB                                        --                    --                      --                  --
   Other class                               $232,791              $346,839              $1,041,850            $322,758
 Due from Hartford Life Insurance
  Company                                          --                    69                   1,198                  --
 Receivable from fund shares sold                  --                    --                      --                  --
 Other assets                                      --                    --                      --                  --
                                             --------              --------              ----------            --------
 Total Assets                                 232,791               346,908               1,043,048             322,758
                                             --------              --------              ----------            --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                    --                      --                  --
 Payable for fund shares purchased                 --                    69                   1,198                  --
 Other liabilities                                 --                    --                      --                  --
                                             --------              --------              ----------            --------
 Total Liabilities                                 --                    69                   1,198                  --
                                             --------              --------              ----------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $232,791              $346,839              $1,041,850            $322,758
                                             ========              ========              ==========            ========

                                             OPPENHEIMER
                                             MAIN STREET           PUTNAM VT            PUTNAM VT             PUTNAM VT
                                              SMALL CAP           DIVERSIFIED          GLOBAL ASSET             GLOBAL
                                               FUND/VA            INCOME FUND        ALLOCATION FUND         EQUITY FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --              53,524                96,686               630,349
   Class IB                                           --              22,985                    --                 2,963
   Other class                                     5,240                  --                    --                    --
                                             ===========            ========            ==========            ==========
  Cost:
   Class IA                                           --            $586,324            $1,314,936            $9,226,344
   Class IB                                           --             142,522                    --                31,335
   Other class                                   $68,857                  --                    --                    --
                                             ===========            ========            ==========            ==========
  Market Value:
   Class IA                                           --            $434,081            $1,318,794            $6,385,436
   Class IB                                           --             186,178                    --                29,809
   Other class                                   $74,829                  --                    --                    --
 Due from Hartford Life Insurance
  Company                                             --                  --                    --                    --
 Receivable from fund shares sold                     --                  --                    --                 6,578
 Other assets                                         --                  --                    --                    --
                                             -----------            --------            ----------            ----------
 Total Assets                                     74,829             620,259             1,318,794             6,421,823
                                             -----------            --------            ----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                  --                    --                 6,578
 Payable for fund shares purchased                    --                  --                    --                    --
 Other liabilities                                    --                  --                    --                    --
                                             -----------            --------            ----------            ----------
 Total Liabilities                                    --                  --                    --                 6,578
                                             -----------            --------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                    $74,829            $620,259            $1,318,794            $6,415,245
                                             ===========            ========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             PUTNAM VT           PUTNAM VT          PUTNAM VT
                                            GROWTH AND         GLOBAL HEALTH           HIGH             PUTNAM VT
                                            INCOME FUND          CARE FUND          YIELD FUND         INCOME FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (E)      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     983,895             25,214             740,937             400,641
   Class IB                                      16,767                 --             133,946              55,578
   Other class                                       --                 --                  --                  --
                                            ===========          =========          ==========          ==========
  Cost:
   Class IA                                 $21,521,823           $252,736          $9,087,976          $5,193,819
   Class IB                                     357,271                 --             976,253             680,335
   Other class                                       --                 --                  --                  --
                                            ===========          =========          ==========          ==========
  Market Value:
   Class IA                                 $14,227,125           $310,638          $4,919,825          $4,963,943
   Class IB                                     241,447                 --             884,045             683,602
   Other class                                       --                 --                  --                  --
 Due from Hartford Life Insurance
  Company                                            --                 --               2,082                 895
 Receivable from fund shares sold                   189                 --                  --                  --
 Other assets                                        --                 --                  --                  --
                                            -----------          ---------          ----------          ----------
 Total Assets                                14,468,761            310,638           5,805,952           5,648,440
                                            -----------          ---------          ----------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           189                 --                  --                  --
 Payable for fund shares purchased                   --                 --               2,082                 895
 Other liabilities                                   --                 --                  --                  --
                                            -----------          ---------          ----------          ----------
 Total Liabilities                                  189                 --               2,082                 895
                                            -----------          ---------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $14,468,572           $310,638          $5,803,870          $5,647,545
                                            ===========          =========          ==========          ==========

                                            PUTNAM VT
                                          INTERNATIONAL        PUTNAM VT            PUTNAM VT
                                           GROWTH AND        INTERNATIONAL      INTERNATIONAL NEW        PUTNAM VT
                                           INCOME FUND        EQUITY FUND       OPPORTUNITIES FUND    INVESTORS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    17,629             448,409               7,337               19,249
   Class IB                                        --              21,857                  --                   --
   Other class                                     --                  --                  --                   --
                                            =========          ==========           =========            =========
  Cost:
   Class IA                                  $246,386          $7,871,901             $92,968             $216,454
   Class IB                                        --             366,720                  --                   --
   Other class                                     --                  --                  --                   --
                                            =========          ==========           =========            =========
  Market Value:
   Class IA                                  $160,427          $5,022,176            $116,216             $173,438
   Class IB                                        --             242,180                  --                   --
   Other class                                     --                  --                  --                   --
 Due from Hartford Life Insurance
  Company                                          --                 277                  --                   --
 Receivable from fund shares sold                  --                  --                  --                   --
 Other assets                                      --                  --                  --                   --
                                            ---------          ----------           ---------            ---------
 Total Assets                                 160,427           5,264,633             116,216              173,438
                                            ---------          ----------           ---------            ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --                  --                   --
 Payable for fund shares purchased                 --                 277                  --                   --
 Other liabilities                                 --                  --                  --                   --
                                            ---------          ----------           ---------            ---------
 Total Liabilities                                 --                 277                  --                   --
                                            ---------          ----------           ---------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $160,427          $5,264,356            $116,216             $173,438
                                            =========          ==========           =========            =========

(e)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT            PUTNAM VT             PUTNAM VT
                                              MONEY                 NEW               SMALL CAP         THE GEORGE PUTNAM
                                           MARKET FUND       OPPORTUNITIES FUND       VALUE FUND          FUND OF BOSTON
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   115,272               462,540                  --                20,121
   Class IB                                        --                 1,694              34,093                    --
   Other class                                     --                    --                  --                    --
                                             ========            ==========            ========              ========
  Cost:
   Class IA                                  $115,272            $7,926,548                  --              $207,321
   Class IB                                        --                29,419            $665,758                    --
   Other class                                     --                    --                  --                    --
                                             ========            ==========            ========              ========
  Market Value:
   Class IA                                  $115,272            $8,020,444                  --              $137,631
   Class IB                                        --                28,937            $374,002                    --
   Other class                                     --                    --                  --                    --
 Due from Hartford Life Insurance
  Company                                          --                    --                 153                    --
 Receivable from fund shares sold                  --                 8,816                  --                    --
 Other assets                                      --                    --                  --                    --
                                             --------            ----------            --------              --------
 Total Assets                                 115,272             8,058,197             374,155               137,631
                                             --------            ----------            --------              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                 8,816                  --                    --
 Payable for fund shares purchased                 --                    --                 153                    --
 Other liabilities                                 --                    --                  --                    --
                                             --------            ----------            --------              --------
 Total Liabilities                                 --                 8,816                 153                    --
                                             --------            ----------            --------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $115,272            $8,049,381            $374,002              $137,631
                                             ========            ==========            ========              ========

                                            PUTNAM VT                                                          PUTNAM VT
                                         GLOBAL UTILITIES        PUTNAM VT              PUTNAM VT               CAPITAL
                                               FUND              VISTA FUND           VOYAGER FUND         OPPORTUNITIES FUND
                                         SUB-ACCOUNT (F)      SUB-ACCOUNT (G)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    55,209               26,685                 625,208                    --
   Class IB                                        --                   --                  10,649                55,202
   Other class                                     --                   --                      --                    --
                                             ========             ========             ===========              ========
  Cost:
   Class IA                                  $650,342             $345,643             $16,904,401                    --
   Class IB                                        --                   --                 286,414              $803,389
   Other class                                     --                   --                      --                    --
                                             ========             ========             ===========              ========
  Market Value:
   Class IA                                  $742,011             $314,885             $20,388,031                    --
   Class IB                                        --                   --                 345,030              $701,067
   Other class                                     --                   --                      --                    --
 Due from Hartford Life Insurance
  Company                                          --                   --                      --                   248
 Receivable from fund shares sold                  --                3,853                   7,175                    --
 Other assets                                      --                   --                      --                    --
                                             --------             --------             -----------              --------
 Total Assets                                 742,011              318,738              20,740,236               701,315
                                             --------             --------             -----------              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                3,853                   7,175                    --
 Payable for fund shares purchased                 --                   --                      --                   248
 Other liabilities                                 --                   --                      --                    --
                                             --------             --------             -----------              --------
 Total Liabilities                                 --                3,853                   7,175                   248
                                             --------             --------             -----------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $742,011             $314,885             $20,733,061              $701,067
                                             ========             ========             ===========              ========

(f) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(g) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              PUTNAM VT          VAN KAMPEN LIT
                                                EQUITY              COMSTOCK
                                             INCOME FUND           PORTFOLIO
                                           SUB-ACCOUNT (H)        SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                       18,469                    --
   Class IB                                       45,041                    --
   Other class                                        --                89,273
                                              ==========          ============
  Cost:
   Class IA                                     $167,309                    --
   Class IB                                      528,984                    --
   Other class                                        --            $1,133,924
                                              ==========          ============
  Market Value:
   Class IA                                     $226,243                    --
   Class IB                                      547,698                    --
   Other class                                        --              $901,661
 Due from Hartford Life Insurance
  Company                                            662                    --
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                              ----------          ------------
 Total Assets                                    774,603               901,661
                                              ----------          ------------
LIABILITIES:
 Due to Hartford Life Insurance Company               --                    --
 Payable for fund shares purchased                   662                    --
 Other liabilities                                    --                    --
                                              ----------          ------------
 Total Liabilities                                   662                    --
                                              ----------          ------------
NET ASSETS:
 For Variable Life Contract Liabilities         $773,941              $901,661
                                              ==========          ============

(h) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           UNITS
                                                         OWNED BY                UNIT           CONTRACT
SUB-ACCOUNT                                            PARTICIPANTS          FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio -- Class B                                      156,828             $8.161134       $1,279,898
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio -- Class B                                       58,347             10.684549          623,417
AllianceBernstein VPS International Growth
 Portfolio -- Class B                                       73,251              8.339156          610,849
AIM V.I. Capital Appreciation Fund -- Class S1              33,573              8.783347          294,884
AIM V.I. Core Equity Fund -- Class S1                       13,060             14.058334          183,608
AIM V.I. International Growth Fund -- Class S1              18,297              8.784056          160,725
AIM V.I. Mid Cap Core Equity Fund -- Class S1               93,058             15.827870        1,472,907
AIM V.I. Small Cap Equity Fund -- Class S1                  20,012             10.738505          214,895
AIM V.I. Capital Development Fund -- Class S1               25,019             10.040517          251,200
AIM V.I. PowerShares ETF Allocation Fund -- Class
 S1                                                            933             14.309207           13,348
American Funds Asset Allocation Fund -- Class 2            580,795             13.963461        8,109,913
American Funds Blue Chip Income and Growth Fund --
 Class 2                                                   256,457             13.286460        3,407,405
American Funds Bond Fund -- Class 2                        642,422             12.507300        8,034,962
American Funds Global Growth Fund -- Class 2             3,870,898              1.506019        5,829,646
American Funds Growth Fund -- Class 2                    14,934,838             1.035048       15,458,275
American Funds Growth-Income Fund -- Class 2             12,091,328             1.250601       15,121,427
American Funds International Fund -- Class 2               457,149             21.523685        9,839,539
American Funds New World Fund -- Class 2                   158,868             26.941235        4,280,089
American Funds Global Small Capitalization Fund --
 Class 2                                                 2,342,475              1.850714        4,335,251
Fidelity VIP Asset Manager Portfolio -- Class
 INIT                                                      348,688              2.416579          842,631
Fidelity VIP Equity-Income Portfolio -- Class
 INIT                                                    4,538,401              2.499987       11,345,944
Fidelity VIP Equity-Income Portfolio -- Class
 SRV2                                                       39,998              9.371563          374,845
Fidelity VIP Contrafund(R) Portfolio -- Class
 SRV2                                                      266,759             10.847941        2,893,787
Fidelity VIP Overseas Portfolio -- Class INIT              449,813              2.118000          952,703
Fidelity VIP Mid Cap Portfolio -- Class SRV2               237,803             11.633336        2,766,438
Fidelity VIP Freedom 2010 Portfolio -- Class SRV2            6,560              9.681661           63,508
Fidelity VIP Freedom 2020 Portfolio -- Class SRV2           11,342              9.216289          104,529
Fidelity VIP Freedom 2030 Portfolio -- Class SRV2              623              8.798777            5,481
Franklin Income Securities Fund -- Class 2                 231,907             11.324722        2,626,281
Franklin Small Cap Value Securities Fund -- Class
 2                                                         171,813             16.184436        2,780,700
Franklin Strategic Income Securities Fund -- Class
 1                                                          66,665             11.167863          744,510
Mutual Shares Securities Fund -- Class 2                   293,492             13.754639        4,036,881
Templeton Foreign Securities Fund -- Class 2                   504             16.185319            8,150
Templeton Growth Securities Fund -- Class 2                 58,002              9.040690          524,383
Mutual Global Discovery Securities Fund -- Class
 2                                                         122,272             11.281734        1,379,440
Templeton Global Bond Securities Fund -- Class 2           170,269             13.875288        2,362,526
Hartford Advisers HLS Fund -- Class IA                   6,526,709              3.035419       19,811,296
Hartford Total Return Bond HLS Fund -- Class IA          9,442,773              2.626884       24,805,068
Hartford Capital Appreciation HLS Fund -- Class
 IA                                                      10,286,724             6.082370       62,567,658
Hartford Dividend and Growth HLS Fund -- Class IA        5,317,600              3.710229       19,729,513
Hartford Global Advisers HLS Fund -- Class IA               24,344              1.478535           35,993
Hartford Global Equity HLS Fund -- Class IA                  1,851              8.664032           16,040
Hartford Global Growth HLS Fund -- Class IA                 37,336              1.041982           38,903
Hartford Disciplined Equity HLS Fund -- Class IA         1,234,279              1.310608        1,617,656
Hartford Growth Opportunities HLS Fund -- Class
 IA                                                        109,540             16.832526        1,843,838
Hartford High Yield HLS Fund -- Class IA                     2,488             14.249514           35,446
Hartford Index HLS Fund -- Class IA                      4,789,964              3.141833       15,049,268
Hartford International Small Company HLS Fund --
 Class IA                                                   77,663             20.055023        1,557,542
Hartford International Opportunities HLS Fund --
 Class IA                                                4,137,654              2.893130       11,970,772
Hartford MidCap HLS Fund -- Class IA                     3,225,718              3.549140       11,448,525
Hartford MidCap Value HLS Fund -- Class IA                  88,971             16.726572        1,488,183
Hartford Money Market HLS Fund -- Class IA               20,852,422             1.796639       37,464,275
Hartford Small Company HLS Fund -- Class IA              3,544,161              1.955060        6,929,046
Hartford Stock HLS Fund -- Class IA                      6,798,595              3.278812       22,291,314
Hartford U.S. Government Securities HLS Fund --
 Class IA                                                  598,684             10.293920        6,162,808
Hartford Value Opportunities HLS Fund -- Class IA          116,958             15.297498        1,789,167
Lord Abbett America's Value Portfolio -- Class VC           62,538             10.774410          673,813
Lord Abbett Bond-Debenture Fund -- Class VC                 46,425             11.326127          525,819
Lord Abbett Growth and Income Portfolio -- Class
 VC                                                         29,034              9.509797          276,109
MFS Investors Trust Series -- Class INIT                    17,391             11.048366          192,145

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           UNITS
                                                         OWNED BY                UNIT           CONTRACT
SUB-ACCOUNT                                            PARTICIPANTS          FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------
MFS New Discovery Series -- Class INIT                      38,859            $15.610690         $606,618
MFS Total Return Series -- Class INIT                      144,204             13.218935        1,906,217
MFS Value Series -- Class INIT                              24,307              9.044166          219,833
MFS Research Bond Series Fund -- Class INIT                  3,173             11.668778           37,026
Van Kampen -- UIF Mid Cap Growth Portfolio --
 Class II                                                   10,942              9.299431          101,755
Van Kampen -- UIF U.S. Mid Cap Value Portfolio --
 Class II                                                   26,544              8.769934          232,791
Oppenheimer Capital Appreciation Fund -- Class
 SRV                                                        34,679             10.001462          346,839
Oppenheimer Global Securities Fund/VA -- Class
 SRV                                                        93,960             11.088193        1,041,850
Oppenheimer Main Street Fund/VA -- Class SRV                33,167              9.731208          322,758
Oppenheimer Main Street Small Cap Fund/VA -- Class
 SRV                                                         7,996              9.358432           74,829
Putnam VT Diversified Income Fund -- Class IA               18,730             23.175409          434,082
Putnam VT Diversified Income Fund -- Class IB               16,665             11.171885          186,177
Putnam VT Global Asset Allocation Fund -- Class
 IA                                                         49,240             26.783076        1,318,794
Putnam VT Global Equity Fund -- Class IA                   274,881             23.229823        6,385,436
Putnam VT Global Equity Fund -- Class IB                     2,180             13.675389           29,809
Putnam VT Growth and Income Fund -- Class IA               507,304             28.044583       14,227,125
Putnam VT Growth and Income Fund -- Class IB                20,968             11.514849          241,447
Putnam VT Global Health Care Fund -- Class IA               20,619             15.065962          310,638
Putnam VT High Yield Fund -- Class IA                      170,299             28.889334        4,919,825
Putnam VT High Yield Fund -- Class IB                       56,228             15.722517          884,045
Putnam VT Income Fund -- Class IA                          196,794             25.224094        4,963,943
Putnam VT Income Fund -- Class IB                           52,362             13.055246          683,602
Putnam VT International Growth and Income Fund --
 Class IA                                                   10,558             15.194392          160,427
Putnam VT International Equity Fund -- Class IA            327,078             15.354650        5,022,175
Putnam VT International Equity Fund -- Class IB             16,223             14.928049          242,181
Putnam VT International New Opportunities Fund --
 Class IA                                                    7,473             15.550584          116,216
Putnam VT Investors Fund -- Class IA                        18,762              9.243957          173,438
Putnam VT Money Market Fund -- Class IA                     63,958              1.802303          115,272
Putnam VT New Opportunities Fund -- Class IA               380,131             21.099132        8,020,444
Putnam VT New Opportunities Fund -- Class IB                 2,228             12.988059           28,937
Putnam VT Small Cap Value Fund -- Class IB                  45,522              8.215811          374,002
Putnam VT The George Putnam Fund of Boston --
 Class IA                                                   11,413             12.059130          137,631
Putnam VT Global Utilities Fund -- Class IA                 25,962             28.580962          742,011
Putnam VT Vista Fund -- Class IA                            29,232             10.772051          314,885
Putnam VT Voyager Fund -- Class IA                         576,159             35.386121       20,388,031
Putnam VT Voyager Fund -- Class IB                          24,139             14.293431          345,030
Putnam VT Capital Opportunities Fund -- Class IB            45,538             15.395267          701,067
Putnam VT Equity Income Fund -- Class IA                    16,322             13.861395          226,243
Putnam VT Equity Income Fund -- Class IB                    37,954             14.430719          547,698
Van Kampen LIT Comstock Portfolio -- Class II               92,965              9.698918          901,661

#  Rounded unit values

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS       AIM V.I.
                                            INTERNATIONAL           SMALL/MID CAP           INTERNATIONAL           CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO     APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $12,307                  $3,806                $22,825                $1,696
                                              ---------               ---------               --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (146,029)              (1,401,410)               (6,707)                  543
 Net realized gain on distributions                  --                  20,077                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      460,936               1,409,303                151,506                48,054
                                              ---------               ---------               --------              --------
  Net gain (loss) on investments                314,907                  27,970                144,799                48,597
                                              ---------               ---------               --------              --------
  Net increase (decrease) in net
   assets resulting from operations            $327,214                 $31,776               $167,624               $50,293
                                              =========               =========               ========              ========

                                            AIM V.I.            AIM V.I.           AIM V.I.           AIM V.I.
                                              CORE           INTERNATIONAL       MID CAP CORE         SMALL CAP
                                           EQUITY FUND        GROWTH FUND         EQUITY FUND        EQUITY FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $3,070              $2,086            $17,338               $356
                                             -------            --------            -------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 1,491               2,042             19,812              4,580
 Net realized gain on distributions               --                  --             16,731                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    38,107              33,627            304,501             34,921
                                             -------            --------            -------            -------
  Net gain (loss) on investments              39,598              35,669            341,044             39,501
                                             -------            --------            -------            -------
  Net increase (decrease) in net
   assets resulting from operations          $42,668             $37,755            $358,382           $39,857
                                             =======            ========            =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                                      AMERICAN FUNDS
                                            AIM V.I.           AIM V.I.          AMERICAN FUNDS          BLUE CHIP
                                             CAPITAL        POWERSHARES ETF          ASSET              INCOME AND
                                        DEVELOPMENT FUND    ALLOCATION FUND     ALLOCATION FUND         GROWTH FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --                $67              $173,747              $62,416
                                             -------            -------            ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 2,522                 --              (225,335)            (627,729)
 Net realized gain on distributions               --                 12                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    73,982               (101)            1,682,523            1,252,420
                                             -------            -------            ----------            ---------
  Net gain (loss) on investments              76,504                (89)            1,457,188              624,691
                                             -------            -------            ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $76,504               $(22)           $1,630,935             $687,107
                                             =======            =======            ==========            =========


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL            AMERICAN FUNDS          AMERICAN FUNDS
                                             BOND FUND            GROWTH FUND           GROWTH FUND          GROWTH-INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $244,951                $69,763               $89,006                $211,825
                                              --------             ----------            ----------              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  24,254               (343,665)           (1,422,504)               (939,007)
 Net realized gain on distributions                 --                     --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     652,786              1,909,967             5,880,976               4,394,506
                                              --------             ----------            ----------              ----------
  Net gain (loss) on investments               677,040              1,566,302             4,458,472               3,455,499
                                              --------             ----------            ----------              ----------
  Net increase (decrease) in net
   assets resulting from operations           $921,991             $1,636,065            $4,547,478              $3,667,324
                                              ========             ==========            ==========              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                            AMERICAN FUNDS          FIDELITY VIP
                                            AMERICAN FUNDS          AMERICAN FUNDS           GLOBAL SMALL           ASSET MANAGER
                                          INTERNATIONAL FUND        NEW WORLD FUND        CAPITALIZATION FUND         PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $134,078                 $54,287                  $9,985               $18,429
                                              -----------             -----------             -----------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (369,283)                (89,535)               (106,016)             (119,128)
 Net realized gain on distributions                49,885                      --                      --                 1,278
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,389,315               1,417,133               1,624,886               294,717
                                              -----------             -----------             -----------             ---------
  Net gain (loss) on investments                3,069,917               1,327,598               1,518,870               176,867
                                              -----------             -----------             -----------             ---------
  Net increase (decrease) in net
   assets resulting from operations            $3,203,995              $1,381,885              $1,528,855              $195,296
                                              ===========             ===========             ===========             =========

                                            FIDELITY VIP          FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                            EQUITY-INCOME        CONTRAFUND(R)          OVERSEAS             MID CAP
                                              PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $233,185             $29,106              $18,358             $10,486
                                             -----------            --------            ---------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (758,499)            (59,400)            (140,436)              6,296
 Net realized gain on distributions                   --                 704                3,045              12,413
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,280,873             788,715              324,309             649,356
                                             -----------            --------            ---------            --------
  Net gain (loss) on investments               2,522,374             730,019              186,918             668,065
                                             -----------            --------            ---------            --------
  Net increase (decrease) in net
   assets resulting from operations           $2,755,559            $759,125             $205,276            $678,551
                                             ===========            ========            =========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          FIDELITY VIP       FIDELITY VIP        FIDELITY VIP          FRANKLIN
                                          FREEDOM 2010       FREEDOM 2020        FREEDOM 2030           INCOME
                                            PORTFOLIO          PORTFOLIO          PORTFOLIO        SECURITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $2,189             $2,938               $141             $180,893
                                             -------            -------             ------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 8,239             35,288                576              (22,293)
 Net realized gain on distributions              804                917                 33                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     9,953             23,634              1,526              524,023
                                             -------            -------             ------             --------
  Net gain (loss) on investments              18,996             59,839              2,135              501,730
                                             -------            -------             ------             --------
  Net increase (decrease) in net
   assets resulting from operations          $21,185            $62,777             $2,276             $682,623
                                             =======            =======             ======             ========

                                             FRANKLIN            FRANKLIN
                                            SMALL CAP           STRATEGIC                                  TEMPLETON
                                              VALUE               INCOME           MUTUAL SHARES            FOREIGN
                                         SECURITIES FUND     SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $40,422             $44,366              $68,214                $ --
                                             --------            --------            ---------               -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (34,424)              3,256             (141,375)                 --
 Net realized gain on distributions           111,315                  --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    517,678              86,288              919,055                  24
                                             --------            --------            ---------               -----
  Net gain (loss) on investments              594,569              89,544              777,680                  24
                                             --------            --------            ---------               -----
  Net increase (decrease) in net
   assets resulting from operations          $634,991            $133,910             $845,894                 $24
                                             ========            ========            =========               =====

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            TEMPLETON              MUTUAL              TEMPLETON              HARTFORD
                                              GROWTH          GLOBAL DISCOVERY        GLOBAL BOND             ADVISERS
                                         SECURITIES FUND      SECURITIES FUND       SECURITIES FUND           HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (B)       SUB-ACCOUNT (C)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $11,657              $13,764              $173,051               $405,054
                                             --------             --------              --------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (6,240)               3,894                (5,141)            (2,114,794)
 Net realized gain on distributions                --               32,477                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     99,071              203,150                91,916              6,715,600
                                             --------             --------              --------             ----------
  Net gain (loss) on investments               92,831              239,521                86,775              4,600,806
                                             --------             --------              --------             ----------
  Net increase (decrease) in net
   assets resulting from operations          $104,488             $253,285              $259,826             $5,005,860
                                             ========             ========              ========             ==========

                                              HARTFORD              HARTFORD               HARTFORD            HARTFORD
                                               TOTAL                 CAPITAL               DIVIDEND             GLOBAL
                                            RETURN BOND           APPRECIATION            AND GROWTH           ADVISERS
                                              HLS FUND              HLS FUND               HLS FUND            HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $909,277               $490,261              $399,316               $ --
                                             ----------            -----------            ----------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   61,379             (6,114,013)           (1,074,020)            (2,702)
 Net realized gain on distributions                  --                     --                    --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,190,996             26,292,317             4,524,705              9,378
                                             ----------            -----------            ----------            -------
  Net gain (loss) on investments              2,252,375             20,178,304             3,450,685              6,676
                                             ----------            -----------            ----------            -------
  Net increase (decrease) in net
   assets resulting from operations          $3,161,652            $20,668,565            $3,850,001             $6,676
                                             ==========            ===========            ==========            =======

(b) Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(c)  Formerly Templeton Global Income Securites Fund. Change effective May 1,
     2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                   HARTFORD            HARTFORD
                                            HARTFORD           HARTFORD          DISCIPLINED            GROWTH
                                          GLOBAL EQUITY      GLOBAL GROWTH          EQUITY           OPPORTUNITIES
                                            HLS FUND           HLS FUND            HLS FUND            HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $138               $251             $22,466               $8,170
                                             -------            -------            --------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (6,777)            (7,327)            (67,295)            (372,423)
 Net realized gain on distributions               --                 --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    10,761             16,054             366,340              786,891
                                             -------            -------            --------            ---------
  Net gain (loss) on investments               3,984              8,727             299,045              414,468
                                             -------            -------            --------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $4,122             $8,978            $321,511             $422,638
                                             =======            =======            ========            =========

                                                                                         HARTFORD             HARTFORD
                                             HARTFORD              HARTFORD           INTERNATIONAL        INTERNATIONAL
                                            HIGH YIELD               INDEX            SMALL COMPANY        OPPORTUNITIES
                                             HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                          SUB-ACCOUNT (D)         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $2,926                $270,581             $23,902              $207,534
                                              -------             -----------            --------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (25)               (554,621)            (68,305)           (1,336,592)
 Net realized gain on distributions                --                   6,409                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (1,648)              3,382,901             512,497             4,192,777
                                              -------             -----------            --------            ----------
  Net gain (loss) on investments               (1,673)              2,834,689             444,192             2,856,185
                                              -------             -----------            --------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $1,253              $3,105,270            $468,094            $3,063,719
                                              =======             ===========            ========            ==========

(d) From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD             HARTFORD           HARTFORD             HARTFORD
                                               MIDCAP            MIDCAP VALUE       MONEY MARKET        SMALL COMPANY
                                              HLS FUND             HLS FUND           HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $55,604             $10,007            $28,296                  $762
                                             ----------            --------            -------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (468,587)            (38,192)                --            (1,211,516)
 Net realized gain on distributions                  --                  --                 --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             3,300,747             496,990                 --             2,754,386
                                             ----------            --------            -------            ----------
  Net gain (loss) on investments              2,832,160             458,798                 --             1,542,870
                                             ----------            --------            -------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $2,887,764            $468,805            $28,296            $1,543,632
                                             ==========            ========            =======            ==========

                                                                    HARTFORD             HARTFORD
                                              HARTFORD          U.S. GOVERNMENT            VALUE             LORD ABBETT
                                               STOCK               SECURITIES          OPPORTUNITIES       AMERICA'S VALUE
                                              HLS FUND              HLS FUND             HLS FUND             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $304,488               $1,756               $16,137              $21,021
                                             ----------             --------             ---------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (1,926,887)             (13,838)             (375,969)             (29,322)
 Net realized gain on distributions                  --                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             8,617,665              211,664               849,567              127,929
                                             ----------             --------             ---------             --------
  Net gain (loss) on investments              6,690,778              197,826               473,598               98,607
                                             ----------             --------             ---------             --------
  Net increase (decrease) in net
   assets resulting from operations          $6,995,266             $199,582              $489,735             $119,628
                                             ==========             ========             =========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                LORD ABBETT
                                            LORD ABBETT         GROWTH AND
                                          BOND-DEBENTURE          INCOME          MFS INVESTORS          MFS NEW
                                               FUND              PORTFOLIO        TRUST SERIES       DISCOVERY SERIES
                                            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $31,028              $2,493             $4,404                 $ --
                                              -------             -------            -------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (78)             (9,116)            11,761              195,756
 Net realized gain on distributions                --                  --                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     42,755              53,353             34,122              149,803
                                              -------             -------            -------             --------
  Net gain (loss) on investments               42,677              44,237             45,883              345,559
                                              -------             -------            -------             --------
  Net increase (decrease) in net
   assets resulting from operations           $73,705             $46,730            $50,287             $345,559
                                              =======             =======            =======             ========

                                                                                                        VAN KAMPEN --
                                                                                                         UIF MID CAP
                                            MFS TOTAL           MFS VALUE          MFS RESEARCH            GROWTH
                                          RETURN SERIES          SERIES          BOND SERIES FUND         PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (D)         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $69,105             $2,019               $ --                   $ --
                                             --------            -------               ----                -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (60,177)             3,882                 --                    233
 Net realized gain on distributions                --                 --                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    290,947             41,378                (55)                28,585
                                             --------            -------               ----                -------
  Net gain (loss) on investments              230,770             45,260                (55)                28,818
                                             --------            -------               ----                -------
  Net increase (decrease) in net
   assets resulting from operations          $299,875            $47,279               $(55)               $28,818
                                             ========            =======               ====                =======

(d) From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           VAN KAMPEN --
                                             UIF U.S.             OPPENHEIMER            OPPENHEIMER          OPPENHEIMER
                                           MID CAP VALUE            CAPITAL           GLOBAL SECURITIES       MAIN STREET
                                             PORTFOLIO         APPRECIATION FUND           FUND/VA              FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $2,552                    $18                $14,826              $4,204
                                              -------               --------               --------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  9,440                  1,563                (11,015)                493
 Net realized gain on distributions                --                     --                 16,441                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              64,176                105,379                264,988              66,249
                                              -------               --------               --------             -------
  Net gain (loss) on investments               73,616                106,942                270,414              66,742
                                              -------               --------               --------             -------
  Net increase (decrease) in net
   assets resulting from operations           $76,168               $106,960               $285,240             $70,946
                                              =======               ========               ========             =======

                                           OPPENHEIMER
                                           MAIN STREET         PUTNAM VT           PUTNAM VT            PUTNAM VT
                                            SMALL CAP         DIVERSIFIED         GLOBAL ASSET            GLOBAL
                                             FUND/VA          INCOME FUND       ALLOCATION FUND        EQUITY FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $283             $32,638             $80,433               $10,834
                                             -------            --------            --------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 3,696              70,452                (596)           (1,072,327)
 Net realized gain on distributions               --                  --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             21,208             204,387             303,854             2,624,647
                                             -------            --------            --------            ----------
  Net gain (loss) on investments              24,904             274,839             303,258             1,552,320
                                             -------            --------            --------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $25,187            $307,477            $383,691            $1,563,154
                                             =======            ========            ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              PUTNAM VT             PUTNAM VT              PUTNAM VT
                                             GROWTH AND           GLOBAL HEALTH              HIGH                 PUTNAM VT
                                             INCOME FUND            CARE FUND             YIELD FUND             INCOME FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (E)          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $407,455                 $ --                $534,486               $312,960
                                             -----------             --------             -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (1,435,799)               6,743                 (61,387)              (301,321)
 Net realized gain on distributions                   --               34,803                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,427,086               28,730               1,574,087              1,967,631
                                             -----------             --------             -----------            -----------
  Net gain (loss) on investments               2,991,287               70,276               1,512,700              1,666,310
                                             -----------             --------             -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $3,398,742              $70,276              $2,047,186             $1,979,270
                                             ===========             ========             ===========            ===========

                                            PUTNAM VT
                                          INTERNATIONAL           PUTNAM VT               PUTNAM VT
                                            GROWTH AND          INTERNATIONAL         INTERNATIONAL NEW           PUTNAM VT
                                           INCOME FUND           EQUITY FUND          OPPORTUNITIES FUND        INVESTORS FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --                   $ --                 $2,118                   $2,360
                                             --------            -----------               --------               ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (9,000)              (359,697)                (1,669)                 (24,750)
 Net realized gain on distributions                --                     --                     --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     43,341              1,474,866                 36,860                   64,214
                                             --------            -----------               --------               ----------
  Net gain (loss) on investments               34,341              1,115,169                 35,191                   39,464
                                             --------            -----------               --------               ----------
  Net increase (decrease) in net
   assets resulting from operations           $34,341             $1,115,169                $37,309                  $41,824
                                             ========            ===========               ========               ==========

(e)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           PUTNAM VT           PUTNAM VT            PUTNAM VT              PUTNAM VT
                                             MONEY                NEW               SMALL CAP          THE GEORGE PUTNAM
                                          MARKET FUND      OPPORTUNITIES FUND       VALUE FUND           FUND OF BOSTON
                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $461               $47,806              $4,969                 $6,818
                                             ------            ----------            --------               --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   --              (175,682)            (10,711)               (20,285)
 Net realized gain on distributions              --                    --                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       --             2,163,765              89,435                 43,651
                                             ------            ----------            --------               --------
  Net gain (loss) on investments                 --             1,988,083              78,724                 23,366
                                             ------            ----------            --------               --------
  Net increase (decrease) in net
   assets resulting from operations            $461            $2,035,889             $83,693                $30,184
                                             ======            ==========            ========               ========

                                             PUTNAM VT                                                      PUTNAM VT
                                          GLOBAL UTILITIES        PUTNAM VT            PUTNAM VT             CAPITAL
                                                FUND              VISTA FUND          VOYAGER FUND      OPPORTUNITIES FUND
                                          SUB-ACCOUNT (F)      SUB-ACCOUNT (G)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $35,155                 $458              $203,437              $3,074
                                              --------             --------            ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  34,715             (369,022)             (644,893)            (62,960)
 Net realized gain on distributions             52,908                   --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (85,918)             463,320             9,300,366             256,126
                                              --------             --------            ----------            --------
  Net gain (loss) on investments                 1,705               94,298             8,655,473             193,166
                                              --------             --------            ----------            --------
  Net increase (decrease) in net
   assets resulting from operations            $36,860              $94,756            $8,858,910            $196,240
                                              ========             ========            ==========            ========

(f) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(g) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               PUTNAM VT          VAN KAMPEN LIT
                                                EQUITY               COMSTOCK
                                              INCOME FUND            PORTFOLIO
                                            SUB-ACCOUNT (H)         SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $16,343               $31,563
                                               ---------             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (264,713)                2,758
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       361,099               165,981
                                               ---------             ---------
  Net gain (loss) on investments                  96,386               168,739
                                               ---------             ---------
  Net increase (decrease) in net assets
   resulting from operations                    $112,729              $200,302
                                               =========             =========

(h) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS       AIM V.I.
                                             INTERNATIONAL            SMALL/MID CAP           INTERNATIONAL           CAPITAL
                                            VALUE PORTFOLIO          VALUE PORTFOLIO        GROWTH PORTFOLIO     APPRECIATION FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $12,307                   $3,806                $22,825                $1,696
 Net realized gain (loss) on security
  transactions                                  (146,029)              (1,401,410)                (6,707)                  543
 Net realized gain on distributions                   --                   20,077                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       460,936                1,409,303                151,506                48,054
                                              ----------               ----------               --------              --------
 Net increase (decrease) in net assets
  resulting
  from operations                                327,214                   31,776                167,624                50,293
                                              ----------               ----------               --------              --------
UNIT TRANSACTIONS:
 Purchases                                       165,852                  102,542                 47,418                30,772
 Net transfers                                  (109,900)              (1,363,728)                12,959                48,531
 Surrenders for benefit payments and
  fees                                          (133,887)                 (37,450)               (57,329)               (1,403)
 Net loan activity                                (7,354)                    (394)                  (807)                   --
 Cost of insurance                              (154,668)                 (70,588)               (42,803)              (24,863)
                                              ----------               ----------               --------              --------
 Net increase (decrease) in net assets
  resulting
  from unit transactions                        (239,957)              (1,369,618)               (40,562)               53,037
                                              ----------               ----------               --------              --------
 Net increase (decrease) in net assets            87,257               (1,337,842)               127,062               103,330
NET ASSETS:
 Beginning of year                             1,192,641                1,961,259                483,787               191,554
                                              ----------               ----------               --------              --------
 End of year                                  $1,279,898                 $623,417               $610,849              $294,884
                                              ==========               ==========               ========              ========

                                             AIM V.I.            AIM V.I.             AIM V.I.             AIM V.I.
                                               CORE           INTERNATIONAL         MID CAP CORE          SMALL CAP
                                           EQUITY FUND         GROWTH FUND          EQUITY FUND          EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $3,070              $2,086               $17,338                $356
 Net realized gain (loss) on security
  transactions                                  1,491               2,042                19,812               4,580
 Net realized gain on distributions                --                  --                16,731                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     38,107              33,627               304,501              34,921
                                             --------            --------            ----------            --------
 Net increase (decrease) in net assets
  resulting
  from operations                              42,668              37,755               358,382              39,857
                                             --------            --------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                     22,895               8,407               121,163              23,403
 Net transfers                                 81,068              89,600                45,656              11,311
 Surrenders for benefit payments and
  fees                                        (10,155)            (37,619)              (49,527)             (2,888)
 Net loan activity                            (29,919)                 --               (97,839)                384
 Cost of insurance                            (18,669)             (7,233)             (132,327)            (22,023)
                                             --------            --------            ----------            --------
 Net increase (decrease) in net assets
  resulting
  from unit transactions                       45,220              53,155              (112,874)             10,187
                                             --------            --------            ----------            --------
 Net increase (decrease) in net assets         87,888              90,910               245,508              50,044
NET ASSETS:
 Beginning of year                             95,720              69,815             1,227,399             164,851
                                             --------            --------            ----------            --------
 End of year                                 $183,608            $160,725            $1,472,907            $214,895
                                             ========            ========            ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                                              AMERICAN FUNDS
                                              AIM V.I.               AIM V.I.           AMERICAN FUNDS           BLUE CHIP
                                               CAPITAL           POWERSHARES ETF            ASSET               INCOME AND
                                          DEVELOPMENT FUND       ALLOCATION FUND       ALLOCATION FUND          GROWTH FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                  $67                $173,747                $62,416
 Net realized gain (loss) on security
  transactions                                    2,522                   --                (225,335)              (627,729)
 Net realized gain on distributions                  --                   12                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       73,982                 (101)              1,682,523              1,252,420
                                              ---------               ------              ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      76,504                  (22)              1,630,935                687,107
                                              ---------               ------              ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       22,660                  450                 660,155                281,148
 Net transfers                                  (23,758)              13,004                (501,720)              (947,528)
 Surrenders for benefit payments and
  fees                                             (546)                  --                (326,682)              (180,405)
 Net loan activity                                   --                   --                 (10,017)                 3,345
 Cost of insurance                              (25,789)                 (84)               (706,609)              (309,200)
                                              ---------               ------              ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (27,433)              13,370                (884,873)            (1,152,640)
                                              ---------               ------              ----------            -----------
 Net increase (decrease) in net assets           49,071               13,348                 746,062               (465,533)
NET ASSETS:
 Beginning of year                              202,129                   --               7,363,851              3,872,938
                                              ---------               ------              ----------            -----------
 End of year                                   $251,200               $13,348             $8,109,913             $3,407,405
                                              =========               ======              ==========            ===========


                                                                AMERICAN FUNDS
                                          AMERICAN FUNDS            GLOBAL              AMERICAN FUNDS            AMERICAN FUNDS
                                             BOND FUND            GROWTH FUND            GROWTH FUND            GROWTH-INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------------
--
OPERATIONS:
 Net investment income (loss)                 $244,951                $69,763                 $89,006                  $211,825
 Net realized gain (loss) on security
  transactions                                  24,254               (343,665)             (1,422,504)                 (939,007)
 Net realized gain on distributions                 --                     --                      --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     652,786              1,909,967               5,880,976                 4,394,506
                                             ---------            -----------            ------------              ------------
 Net increase (decrease) in net assets
  resulting from operations                    921,991              1,636,065               4,547,478                 3,667,324
                                             ---------            -----------            ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                     479,865                438,329               1,406,664                 1,354,495
 Net transfers                                 544,105                116,738              (1,381,244)               (1,006,500)
 Surrenders for benefit payments and
  fees                                        (385,115)              (313,897)               (921,293)               (1,177,932)
 Net loan activity                               5,693                (20,187)               (114,300)                  (65,515)
 Cost of insurance                            (635,694)              (489,631)             (1,374,605)               (1,349,459)
                                             ---------            -----------            ------------              ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               8,854               (268,648)             (2,384,778)               (2,244,911)
                                             ---------            -----------            ------------              ------------
 Net increase (decrease) in net assets         930,845              1,367,417               2,162,700                 1,422,413
NET ASSETS:
 Beginning of year                           7,104,117              4,462,229              13,295,575                13,699,014
                                             ---------            -----------            ------------              ------------
 End of year                                 $8,034,962            $5,829,646             $15,458,275               $15,121,427
                                             =========            ===========            ============              ============

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                           AMERICAN FUNDS          FIDELITY VIP
                                            AMERICAN FUNDS         AMERICAN FUNDS           GLOBAL SMALL           ASSET MANAGER
                                          INTERNATIONAL FUND       NEW WORLD FUND        CAPITALIZATION FUND         PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $134,078                 $54,287                  $9,985               $18,429
 Net realized gain (loss) on security
  transactions                                  (369,283)                (89,535)               (106,016)             (119,128)
 Net realized gain on distributions               49,885                      --                      --                 1,278
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,389,315               1,417,133               1,624,886               294,717
                                              ----------             -----------             -----------             ---------
 Net increase (decrease) in net assets
  resulting from operations                    3,203,995               1,381,885               1,528,855               195,296
                                              ----------             -----------             -----------             ---------
UNIT TRANSACTIONS:
 Purchases                                       688,868                 266,803                 417,676                    --
 Net transfers                                  (901,049)                212,834                 356,104              (101,259)
 Surrenders for benefit payments and
  fees                                          (507,309)               (167,115)               (160,784)              (44,461)
 Net loan activity                               (17,069)                 (6,977)                (18,583)                   (6)
 Cost of insurance                              (801,564)               (302,694)               (354,640)              (70,213)
                                              ----------             -----------             -----------             ---------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                (1,538,123)                  2,851                 239,773              (215,939)
                                              ----------             -----------             -----------             ---------
 Net increase (decrease) in net assets         1,665,872               1,384,736               1,768,628               (20,643)
NET ASSETS:
 Beginning of year                             8,173,667               2,895,353               2,566,623               863,274
                                              ----------             -----------             -----------             ---------
 End of year                                  $9,839,539              $4,280,089              $4,335,251              $842,631
                                              ==========             ===========             ===========             =========

                                             FIDELITY VIP           FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                            EQUITY-INCOME           CONTRAFUND(R)           OVERSEAS               MID CAP
                                              PORTFOLIO               PORTFOLIO             PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $233,185                $29,106              $18,358                $10,486
 Net realized gain (loss) on security
  transactions                                   (758,499)               (59,400)            (140,436)                 6,296
 Net realized gain on distributions                    --                    704                3,045                 12,413
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,280,873                788,715              324,309                649,356
                                             ------------            -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     2,755,559                759,125              205,276                678,551
                                             ------------            -----------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                        856,771                264,030                   --                178,663
 Net transfers                                   (592,534)               (67,533)            (136,445)               521,484
 Surrenders for benefit payments and
  fees                                           (626,180)               (81,568)             (84,169)               (53,907)
 Net loan activity                                (12,109)                13,329               (1,176)                 2,028
 Cost of insurance                               (952,159)              (318,358)             (96,459)              (193,285)
                                             ------------            -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 (1,326,211)              (190,100)            (318,249)               454,983
                                             ------------            -----------            ---------            -----------
 Net increase (decrease) in net assets          1,429,348                569,025             (112,973)             1,133,534
NET ASSETS:
 Beginning of year                             10,291,441              2,324,762            1,065,676              1,632,904
                                             ------------            -----------            ---------            -----------
 End of year                                  $11,720,789             $2,893,787             $952,703             $2,766,438
                                             ============            ===========            =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP         FIDELITY VIP         FIDELITY VIP            FRANKLIN
                                           FREEDOM 2010         FREEDOM 2020         FREEDOM 2030             INCOME
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO         SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $2,189               $2,938                $141               $180,893
 Net realized gain (loss) on security
  transactions                                   8,239               35,288                 576                (22,293)
 Net realized gain on distributions                804                  917                  33                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       9,953               23,634               1,526                524,023
                                             ---------            ---------             -------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     21,185               62,777               2,276                682,623
                                             ---------            ---------             -------             ----------
UNIT TRANSACTIONS:
 Purchases                                         379                3,288                 723                308,307
 Net transfers                                 (45,374)              19,794               2,000                (86,745)
 Surrenders for benefit payments and
  fees                                              --              (21,657)                 --                (91,737)
 Net loan activity                                  --                1,252                  --                  1,829
 Cost of insurance                              (8,255)             (12,414)               (688)              (241,284)
                                             ---------            ---------             -------             ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 (53,250)              (9,737)              2,035               (109,630)
                                             ---------            ---------             -------             ----------
 Net increase (decrease) in net assets         (32,065)              53,040               4,311                572,993
NET ASSETS:
 Beginning of year                              95,573               51,489               1,170              2,053,288
                                             ---------            ---------             -------             ----------
 End of year                                   $63,508             $104,529              $5,481             $2,626,281
                                             =========            =========             =======             ==========

                                              FRANKLIN             FRANKLIN
                                             SMALL CAP             STRATEGIC                                   TEMPLETON
                                               VALUE                INCOME            MUTUAL SHARES             FOREIGN
                                          SECURITIES FUND       SECURITIES FUND      SECURITIES FUND        SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (A)
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $40,422              $44,366               $68,214                 $ --
 Net realized gain (loss) on security
  transactions                                  (34,424)               3,256              (141,375)                  --
 Net realized gain on distributions             111,315                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      517,678               86,288               919,055                   24
                                             ----------            ---------            ----------              -------
 Net increase (decrease) in net assets
  resulting from operations                     634,991              133,910               845,894                   24
                                             ----------            ---------            ----------              -------
UNIT TRANSACTIONS:
 Purchases                                      315,851               57,309               393,938                  450
 Net transfers                                 (146,764)             334,618               (90,870)               7,760
 Surrenders for benefit payments and
  fees                                         (139,725)             (99,346)             (202,957)                  --
 Net loan activity                              (10,327)                  --                (6,950)                  --
 Cost of insurance                             (259,599)             (40,569)             (384,253)                 (84)
                                             ----------            ---------            ----------              -------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 (240,564)             252,012              (291,092)               8,126
                                             ----------            ---------            ----------              -------
 Net increase (decrease) in net assets          394,427              385,922               554,802                8,150
NET ASSETS:
 Beginning of year                            2,386,273              358,588             3,482,079                   --
                                             ----------            ---------            ----------              -------
 End of year                                 $2,780,700             $744,510            $4,036,881               $8,150
                                             ==========            =========            ==========              =======

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            TEMPLETON              MUTUAL              TEMPLETON              HARTFORD
                                              GROWTH          GLOBAL DISCOVERY        GLOBAL BOND             ADVISERS
                                         SECURITIES FUND      SECURITIES FUND       SECURITIES FUND           HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (B)       SUB-ACCOUNT (C)          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $11,657               $13,764              $173,051               $405,054
 Net realized gain (loss) on security
  transactions                                 (6,240)                3,894                (5,141)            (2,114,794)
 Net realized gain on distributions                --                32,477                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     99,071               203,150                91,916              6,715,600
                                             --------            ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   104,488               253,285               259,826              5,005,860
                                             --------            ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     85,835               136,032                97,241              1,467,178
 Net transfers                                 67,369               131,041             1,542,701               (979,572)
 Surrenders for benefit payments and
  fees                                        (21,947)              (46,064)             (316,294)            (1,943,451)
 Net loan activity                                 (3)               (6,733)                   10                 68,852
 Cost of insurance                            (62,974)             (119,050)             (138,902)            (2,090,068)
                                             --------            ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             68,280                95,226             1,184,756             (3,477,061)
                                             --------            ----------            ----------            -----------
 Net increase (decrease) in net assets        172,768               348,511             1,444,582              1,528,799
NET ASSETS:
 Beginning of year                            351,615             1,030,929               917,944             18,282,497
                                             --------            ----------            ----------            -----------
 End of year                                 $524,383            $1,379,440            $2,362,526            $19,811,296
                                             ========            ==========            ==========            ===========

                                              HARTFORD               HARTFORD               HARTFORD             HARTFORD
                                                TOTAL                 CAPITAL               DIVIDEND              GLOBAL
                                             RETURN BOND           APPRECIATION            AND GROWTH            ADVISERS
                                              HLS FUND               HLS FUND               HLS FUND             HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $909,277               $490,261               $399,316               $ --
 Net realized gain (loss) on security
  transactions                                    61,379             (6,114,013)            (1,074,020)            (2,702)
 Net realized gain on distributions                   --                     --                     --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,190,996             26,292,317              4,524,705              9,378
                                             -----------            -----------            -----------            -------
 Net increase (decrease) in net assets
  resulting from operations                    3,161,652             20,668,565              3,850,001              6,676
                                             -----------            -----------            -----------            -------
UNIT TRANSACTIONS:
 Purchases                                     2,049,848              2,752,304              1,163,293                 --
 Net transfers                                 2,644,910             (3,920,545)            (1,407,351)            (2,518)
 Surrenders for benefit payments and
  fees                                        (2,566,693)            (3,905,772)            (1,288,927)              (360)
 Net loan activity                               (70,042)                28,620               (169,437)            (2,793)
 Cost of insurance                            (2,023,605)            (4,202,566)            (1,709,066)            (3,857)
                                             -----------            -----------            -----------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions                34,418             (9,247,959)            (3,411,488)            (9,528)
                                             -----------            -----------            -----------            -------
 Net increase (decrease) in net assets         3,196,070             11,420,606                438,513             (2,852)
NET ASSETS:
 Beginning of year                            21,608,998             51,147,052             19,291,000             38,845
                                             -----------            -----------            -----------            -------
 End of year                                 $24,805,068            $62,567,658            $19,729,513            $35,993
                                             ===========            ===========            ===========            =======

(b) Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(c)  Formerly Templeton Global Income Securites Fund. Change effective May 1,
     2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                     HARTFORD               HARTFORD
                                             HARTFORD           HARTFORD            DISCIPLINED              GROWTH
                                          GLOBAL EQUITY       GLOBAL GROWTH           EQUITY              OPPORTUNITIES
                                             HLS FUND           HLS FUND             HLS FUND               HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $138               $251                $22,466                 $8,170
 Net realized gain (loss) on security
  transactions                                 (6,777)            (7,327)               (67,295)              (372,423)
 Net realized gain on distributions                --                 --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     10,761             16,054                366,340                786,891
                                             --------            -------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     4,122              8,978                321,511                422,638
                                             --------            -------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                         --                179                146,631                196,924
 Net transfers                                 (9,878)            (3,613)                89,752               (368,384)
 Surrenders for benefit payments and
  fees                                             --               (553)              (193,051)              (163,855)
 Net loan activity                                 --                 --                 19,777                 (2,118)
 Cost of insurance                             (1,211)            (2,509)              (164,660)              (161,401)
                                             --------            -------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (11,089)            (6,496)              (101,551)              (498,834)
                                             --------            -------            -----------            -----------
 Net increase (decrease) in net assets         (6,967)             2,482                219,960                (76,196)
NET ASSETS:
 Beginning of year                             23,007             36,421              1,397,696              1,920,034
                                             --------            -------            -----------            -----------
 End of year                                  $16,040            $38,903             $1,617,656             $1,843,838
                                             ========            =======            ===========            ===========

                                                                                              HARTFORD               HARTFORD
                                               HARTFORD                HARTFORD             INTERNATIONAL          INTERNATIONAL
                                              HIGH YIELD                INDEX               SMALL COMPANY          OPPORTUNITIES
                                               HLS FUND                HLS FUND               HLS FUND               HLS FUND
                                           SUB-ACCOUNT (D)           SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $2,926                 $270,581                $23,902               $207,534
 Net realized gain (loss) on security
  transactions                                       (25)                (554,621)               (68,305)            (1,336,592)
 Net realized gain on distributions                   --                    6,409                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (1,648)               3,382,901                512,497              4,192,777
                                              ----------             ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                        1,253                3,105,270                468,094              3,063,719
                                              ----------             ------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                            --                1,044,146                173,857                690,762
 Net transfers                                    34,404                   (1,469)               (51,053)            (1,697,450)
 Surrenders for benefit payments and
  fees                                                --                 (992,978)              (120,869)              (831,785)
 Net loan activity                                    --                  (25,213)               (38,388)               (25,501)
 Cost of insurance                                  (211)              (1,305,841)              (169,287)              (853,395)
                                              ----------             ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                34,193               (1,281,355)              (205,740)            (2,717,369)
                                              ----------             ------------            -----------            -----------
 Net increase (decrease) in net assets            35,446                1,823,915                262,354                346,350
NET ASSETS:
 Beginning of year                                    --               13,225,353              1,295,188             11,624,422
                                              ----------             ------------            -----------            -----------
 End of year                                     $35,446              $15,049,268             $1,557,542            $11,970,772
                                              ==========             ============            ===========            ===========

(d) From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD              HARTFORD               HARTFORD
                                               MIDCAP              MIDCAP VALUE          MONEY MARKET           SMALL COMPANY
                                              HLS FUND               HLS FUND              HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $55,604               $10,007                $28,296                   $762
 Net realized gain (loss) on security
  transactions                                  (468,587)              (38,192)                    --             (1,211,516)
 Net realized gain on distributions                   --                    --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              3,300,747               496,990                     --              2,754,386
                                             -----------            ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,887,764               468,805                 28,296              1,543,632
                                             -----------            ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       591,283               123,802              2,797,668                389,220
 Net transfers                                  (890,721)             (202,667)            11,318,073             (1,197,662)
 Surrenders for benefit payments and
  fees                                          (713,932)              (80,288)           (12,271,374)              (385,723)
 Net loan activity                               (82,516)               (1,338)              (897,808)               (25,900)
 Cost of insurance                              (908,346)             (105,224)            (3,310,579)              (474,820)
                                             -----------            ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,004,232)             (265,715)            (2,364,020)            (1,694,885)
                                             -----------            ----------            -----------            -----------
 Net increase (decrease) in net assets           883,532               203,090             (2,335,724)              (151,253)
NET ASSETS:
 Beginning of year                            10,564,993             1,285,093             39,799,999              7,080,299
                                             -----------            ----------            -----------            -----------
 End of year                                 $11,448,525            $1,488,183            $37,464,275             $6,929,046
                                             ===========            ==========            ===========            ===========

                                                                     HARTFORD              HARTFORD
                                              HARTFORD           U.S. GOVERNMENT            VALUE             LORD ABBETT
                                                STOCK               SECURITIES          OPPORTUNITIES       AMERICA'S VALUE
                                              HLS FUND               HLS FUND              HLS FUND            PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $304,488                $1,756               $16,137             $21,021
 Net realized gain (loss) on security
  transactions                                (1,926,887)              (13,838)             (375,969)            (29,322)
 Net realized gain on distributions                   --                    --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              8,617,665               211,664               849,567             127,929
                                             -----------            ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    6,995,266               199,582               489,735             119,628
                                             -----------            ----------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                     1,698,518               240,984               182,164              53,551
 Net transfers                                (1,277,664)            1,759,932              (634,888)            (73,124)
 Surrenders for benefit payments and
  fees                                        (1,616,691)             (430,710)             (145,927)             (3,544)
 Net loan activity                                19,078                23,541                (2,696)             (3,172)
 Cost of insurance                            (1,974,587)             (573,032)             (184,588)            (52,935)
                                             -----------            ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,151,346)            1,020,715              (785,935)            (79,224)
                                             -----------            ----------            ----------            --------
 Net increase (decrease) in net assets         3,843,920             1,220,297              (296,200)             40,404
NET ASSETS:
 Beginning of year                            18,447,394             4,942,511             2,085,367             633,409
                                             -----------            ----------            ----------            --------
 End of year                                 $22,291,314            $6,162,808            $1,789,167            $673,813
                                             ===========            ==========            ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                 LORD ABBETT
                                            LORD ABBETT           GROWTH AND
                                           BOND-DEBENTURE           INCOME           MFS INVESTORS          MFS NEW
                                                FUND              PORTFOLIO          TRUST SERIES       DISCOVERY SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $31,028               $2,493               $4,404                $ --
 Net realized gain (loss) on security
  transactions                                     (78)              (9,116)              11,761             195,756
 Net realized gain on distributions                 --                   --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      42,755               53,353               34,122             149,803
                                              --------             --------            ---------            --------
 Net increase (decrease) in net assets
  resulting from operations                     73,705               46,730               50,287             345,559
                                              --------             --------            ---------            --------
UNIT TRANSACTIONS:
 Purchases                                      15,945               35,405                4,852              30,083
 Net transfers                                 437,184              (54,129)             (48,683)            102,018
 Surrenders for benefit payments and
  fees                                         (27,715)              (1,173)              (2,443)             (2,189)
 Net loan activity                                (240)              (4,960)             (49,672)            (35,623)
 Cost of insurance                             (15,719)             (30,161)             (25,531)            (29,565)
                                              --------             --------            ---------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             409,455              (55,018)            (121,477)             64,724
                                              --------             --------            ---------            --------
 Net increase (decrease) in net assets         483,160               (8,288)             (71,190)            410,283
NET ASSETS:
 Beginning of year                              42,659              284,397              263,335             196,335
                                              --------             --------            ---------            --------
 End of year                                  $525,819             $276,109             $192,145            $606,618
                                              ========             ========            =========            ========

                                                                                                           VAN KAMPEN --
                                                                                                            UIF MID CAP
                                             MFS TOTAL            MFS VALUE           MFS RESEARCH             GROWTH
                                           RETURN SERIES            SERIES          BOND SERIES FUND         PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (D)        SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $69,105              $2,019                 $ --                  $ --
 Net realized gain (loss) on security
  transactions                                  (60,177)              3,882                   --                   233
 Net realized gain on distributions                  --                  --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      290,947              41,378                  (55)               28,585
                                             ----------            --------              -------              --------
 Net increase (decrease) in net assets
  resulting from operations                     299,875              47,279                  (55)               28,818
                                             ----------            --------              -------              --------
UNIT TRANSACTIONS:
 Purchases                                      177,548              21,247                   --                 7,178
 Net transfers                                 (130,438)            161,035               37,217                71,752
 Surrenders for benefit payments and
  fees                                          (82,932)            (69,630)                  --               (11,048)
 Net loan activity                              (38,846)                 --                   --                    --
 Cost of insurance                             (174,650)            (15,751)                (136)               (4,233)
                                             ----------            --------              -------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (249,318)             96,901               37,081                63,649
                                             ----------            --------              -------              --------
 Net increase (decrease) in net assets           50,557             144,180               37,026                92,467
NET ASSETS:
 Beginning of year                            1,855,660              75,653                   --                 9,288
                                             ----------            --------              -------              --------
 End of year                                 $1,906,217            $219,833              $37,026              $101,755
                                             ==========            ========              =======              ========

(d) From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           VAN KAMPEN --
                                             UIF U.S.              OPPENHEIMER             OPPENHEIMER           OPPENHEIMER
                                           MID CAP VALUE             CAPITAL            GLOBAL SECURITIES        MAIN STREET
                                             PORTFOLIO          APPRECIATION FUND            FUND/VA               FUND/VA
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $2,552                    $18                  $14,826               $4,204
 Net realized gain (loss) on security
  transactions                                   9,440                  1,563                  (11,015)                 493
 Net realized gain on distributions                 --                     --                   16,441                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      64,176                105,379                  264,988               66,249
                                             ---------              ---------              -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     76,168                106,960                  285,240               70,946
                                             ---------              ---------              -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                      26,885                 52,684                  167,697               22,931
 Net transfers                                   2,882                 (8,053)                 (15,538)               4,179
 Surrenders for benefit payments and
  fees                                         (11,053)                (1,023)                  (1,858)              (1,205)
 Net loan activity                                  --                   (250)                     658                 (282)
 Cost of insurance                             (20,527)               (34,951)                (101,987)             (17,943)
                                             ---------              ---------              -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                  (1,813)                 8,407                   48,972                7,680
                                             ---------              ---------              -----------            ---------
 Net increase (decrease) in net assets          74,355                115,367                  334,212               78,626
NET ASSETS:
 Beginning of year                             158,436                231,472                  707,638              244,132
                                             ---------              ---------              -----------            ---------
 End of year                                  $232,791               $346,839               $1,041,850             $322,758
                                             =========              =========              ===========            =========

                                            OPPENHEIMER
                                            MAIN STREET            PUTNAM VT              PUTNAM VT              PUTNAM VT
                                             SMALL CAP            DIVERSIFIED           GLOBAL ASSET               GLOBAL
                                              FUND/VA             INCOME FUND          ALLOCATION FUND          EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $283                $32,638                $80,433                 $10,834
 Net realized gain (loss) on security
  transactions                                   3,696                 70,452                   (596)             (1,072,327)
 Net realized gain on distributions                 --                     --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      21,208                204,387                303,854               2,624,647
                                             ---------            -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     25,187                307,477                383,691               1,563,154
                                             ---------            -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                       8,115                 10,914                     --                 315,072
 Net transfers                                  31,940                350,360                (97,196)               (278,581)
 Surrenders for benefit payments and
  fees                                         (22,480)              (362,727)               (55,571)               (592,533)
 Net loan activity                                  --                 (1,767)                (1,354)                 35,275
 Cost of insurance                              (5,625)               (52,429)              (105,306)               (551,245)
                                             ---------            -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                  11,950                (55,649)              (259,427)             (1,072,012)
                                             ---------            -----------            -----------            ------------
 Net increase (decrease) in net assets          37,137                251,828                124,264                 491,142
NET ASSETS:
 Beginning of year                              37,692                368,431              1,194,530               5,924,103
                                             ---------            -----------            -----------            ------------
 End of year                                   $74,829               $620,259             $1,318,794              $6,415,245
                                             =========            ===========            ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              PUTNAM VT               PUTNAM VT              PUTNAM VT
                                             GROWTH AND             GLOBAL HEALTH               HIGH                PUTNAM VT
                                             INCOME FUND              CARE FUND              YIELD FUND            INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT (E)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $407,455                    $ --               $534,486               $312,960
 Net realized gain (loss) on security
  transactions                                (1,435,799)                  6,743                (61,387)              (301,321)
 Net realized gain on distributions                   --                  34,803                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,427,086                  28,730              1,574,087              1,967,631
                                            ------------              ----------            -----------           ------------
 Net increase (decrease) in net assets
  resulting from operations                    3,398,742                  70,276              2,047,186              1,979,270
                                            ------------              ----------            -----------           ------------
UNIT TRANSACTIONS:
 Purchases                                     1,064,157                      --                352,070                312,838
 Net transfers                                  (573,060)                (24,112)                14,220               (383,463)
 Surrenders for benefit payments and
  fees                                        (1,336,205)                (12,539)              (308,372)              (818,429)
 Net loan activity                               (66,335)                    (34)               (85,049)                 6,690
 Cost of insurance                            (1,418,084)                (26,132)              (521,160)              (419,206)
                                            ------------              ----------            -----------           ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,329,527)                (62,817)              (548,291)            (1,301,570)
                                            ------------              ----------            -----------           ------------
 Net increase (decrease) in net assets         1,069,215                   7,459              1,498,895                677,700
NET ASSETS:
 Beginning of year                            13,399,357                 303,179              4,304,975              4,969,845
                                            ------------              ----------            -----------           ------------
 End of year                                 $14,468,572                $310,638             $5,803,870             $5,647,545
                                            ============              ==========            ===========           ============

                                             PUTNAM VT
                                           INTERNATIONAL          PUTNAM VT               PUTNAM VT
                                            GROWTH AND          INTERNATIONAL         INTERNATIONAL NEW          PUTNAM VT
                                            INCOME FUND          EQUITY FUND         OPPORTUNITIES FUND        INVESTORS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --                  $ --                 $2,118                  $2,360
 Net realized gain (loss) on security
  transactions                                  (9,000)             (359,697)                (1,669)                (24,750)
 Net realized gain on distributions                 --                    --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      43,341             1,474,866                 36,860                  64,214
                                            ----------           -----------             ----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     34,341             1,115,169                 37,309                  41,824
                                            ----------           -----------             ----------             -----------
UNIT TRANSACTIONS:
 Purchases                                          --               251,172                     --                      --
 Net transfers                                  (3,249)             (397,497)               (13,863)                 (7,699)
 Surrenders for benefit payments and
  fees                                          (4,619)             (337,403)                (4,056)                 (8,773)
 Net loan activity                              (1,736)              (14,151)                    (9)                   (301)
 Cost of insurance                              (6,165)             (359,619)               (11,705)                (20,306)
                                            ----------           -----------             ----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (15,769)             (857,498)               (29,633)                (37,079)
                                            ----------           -----------             ----------             -----------
 Net increase (decrease) in net assets          18,572               257,671                  7,676                   4,745
NET ASSETS:
 Beginning of year                             141,855             5,006,685                108,540                 168,693
                                            ----------           -----------             ----------             -----------
 End of year                                  $160,427            $5,264,356               $116,216                $173,438
                                            ==========           ===========             ==========             ===========

(e)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             PUTNAM VT              PUTNAM VT              PUTNAM VT             PUTNAM VT
                                               MONEY                   NEW                 SMALL CAP         THE GEORGE PUTNAM
                                            MARKET FUND         OPPORTUNITIES FUND         VALUE FUND          FUND OF BOSTON
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $461                $47,806                 $4,969                $6,818
 Net realized gain (loss) on security
  transactions                                       --               (175,682)               (10,711)              (20,285)
 Net realized gain on distributions                  --                     --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           --              2,163,765                 89,435                43,651
                                             ----------             ----------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         461              2,035,889                 83,693                30,184
                                             ----------             ----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                           --                561,979                 54,030                    --
 Net transfers                                       --               (275,170)               (11,781)               (8,566)
 Surrenders for benefit payments and
  fees                                           (3,907)              (388,214)               (11,264)              (10,247)
 Net loan activity                                   --                (18,869)                (1,387)               (1,993)
 Cost of insurance                              (18,177)              (695,415)               (39,249)              (16,622)
                                             ----------             ----------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (22,084)              (815,689)                (9,651)              (37,428)
                                             ----------             ----------             ----------            ----------
 Net increase (decrease) in net assets          (21,623)             1,220,200                 74,042                (7,244)
NET ASSETS:
 Beginning of year                              136,895              6,829,181                299,960               144,875
                                             ----------             ----------             ----------            ----------
 End of year                                   $115,272             $8,049,381               $374,002              $137,631
                                             ==========             ==========             ==========            ==========

                                              PUTNAM VT                                                           PUTNAM VT
                                               GLOBAL                PUTNAM VT              PUTNAM VT              CAPITAL
                                           UTILITIES FUND           VISTA FUND            VOYAGER FUND        OPPORTUNITIES FUND
                                           SUB-ACCOUNT (F)        SUB-ACCOUNT (G)          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $35,155                   $458               $203,437                $3,074
 Net realized gain (loss) on security
  transactions                                    34,715               (369,022)              (644,893)              (62,960)
 Net realized gain on distributions               52,908                     --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (85,918)               463,320              9,300,366               256,126
                                             -----------            -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       36,860                 94,756              8,858,910               196,240
                                             -----------            -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            --                     --              1,215,252                58,148
 Net transfers                                  (118,136)               (20,364)            (1,375,279)               62,268
 Surrenders for benefit payments and
  fees                                           (78,122)                (6,681)            (1,467,256)              (68,059)
 Net loan activity                                    --                   (937)               166,124                 5,667
 Cost of insurance                               (60,344)               (21,645)            (1,721,082)              (54,812)
                                             -----------            -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (256,602)               (49,627)            (3,182,241)                3,212
                                             -----------            -----------            -----------            ----------
 Net increase (decrease) in net assets          (219,742)                45,129              5,676,669               199,452
NET ASSETS:
 Beginning of year                               961,753                269,756             15,056,392               501,615
                                             -----------            -----------            -----------            ----------
 End of year                                    $742,011               $314,885            $20,733,061              $701,067
                                             ===========            ===========            ===========            ==========

(f) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(g) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               PUTNAM VT          VAN KAMPEN LIT
                                                EQUITY               COMSTOCK
                                              INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT (H)        SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $16,343              $31,563
 Net realized gain (loss) on security
  transactions                                  (264,713)               2,758
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       361,099              165,981
                                               ---------             --------
 Net increase (decrease) in net assets
  resulting from operations                      112,729              200,302
                                               ---------             --------
UNIT TRANSACTIONS:
 Purchases                                        45,716              121,941
 Net transfers                                  (453,268)              10,780
 Surrenders for benefit payments and
  fees                                           (69,714)              (4,056)
 Net loan activity                                  (752)              (3,988)
 Cost of insurance                               (87,318)             (74,448)
                                               ---------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (565,336)              50,229
                                               ---------             --------
 Net increase (decrease) in net assets          (452,607)             250,531
NET ASSETS:
 Beginning of year                             1,226,548              651,130
                                               ---------             --------
 End of year                                    $773,941             $901,661
                                               =========             ========

(h) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS        AIM V.I.
                                            INTERNATIONAL           SMALL/MID CAP           INTERNATIONAL             CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO      APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $15,871                $11,485                    $ --                   $ --
 Net realized gain (loss) on security
  transactions                                       724                 (5,467)                 (2,259)                (8,951)
 Net realized gain on distributions              113,549                270,504                  11,929                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,351,469)            (1,364,015)               (412,308)              (136,420)
                                              ----------             ----------               ---------              ---------
 Net increase (decrease) in net assets
  resulting from operations                   (1,221,325)            (1,087,493)               (402,638)              (145,371)
                                              ----------             ----------               ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                       266,445                117,380                  59,294                 27,378
 Net transfers                                   247,447                164,708                 229,271                 31,157
 Surrenders for benefit payments and
  fees                                          (156,519)               (10,343)                (44,602)               (49,285)
 Net loan activity                                 4,849                 (6,943)                  1,904                     --
 Cost of insurance                              (189,622)              (127,657)                (43,722)               (23,591)
                                              ----------             ----------               ---------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               172,600                137,145                 202,145                (14,341)
                                              ----------             ----------               ---------              ---------
 Net increase (decrease) in net
  assets                                      (1,048,725)              (950,348)               (200,493)              (159,712)
NET ASSETS:
 Beginning of year                             2,241,366              2,911,607                 684,280                351,266
                                              ----------             ----------               ---------              ---------
 End of year                                  $1,192,641             $1,961,259                $483,787               $191,554
                                              ==========             ==========               =========              =========

                                             AIM V.I.            AIM V.I.             AIM V.I.              AIM V.I.
                                               CORE           INTERNATIONAL         MID CAP CORE            SMALL CAP
                                           EQUITY FUND         GROWTH FUND           EQUITY FUND           EQUITY FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,716                $537                $21,192                 $ --
 Net realized gain (loss) on security
  transactions                                   (834)                (21)              (378,876)                 737
 Net realized gain on distributions                --               1,297                154,113                  701
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (39,614)            (16,486)              (577,473)             (64,551)
                                             --------            --------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                   (37,732)            (14,673)              (781,044)             (63,113)
                                             --------            --------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                     18,935                 848                155,202               28,908
 Net transfers                                 40,341              85,059                540,155               41,019
 Surrenders for benefit payments and
  fees                                        (25,943)                 11                (59,034)              (2,298)
 Net loan activity                             30,998                  --                (21,411)                  --
 Cost of insurance                            (13,891)             (1,430)              (124,913)             (17,423)
                                             --------            --------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             50,440              84,488                489,999               50,206
                                             --------            --------            -----------            ---------
 Net increase (decrease) in net
  assets                                       12,708              69,815               (291,045)             (12,907)
NET ASSETS:
 Beginning of year                             83,012                  --              1,518,444              177,758
                                             --------            --------            -----------            ---------
 End of year                                  $95,720             $69,815             $1,227,399             $164,851
                                             ========            ========            ===========            =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                     AMERICAN FUNDS
                                             AIM V.I.          AMERICAN FUNDS          BLUE CHIP
                                             CAPITAL               ASSET               INCOME AND          AMERICAN FUNDS
                                         DEVELOPMENT FUND     ALLOCATION FUND         GROWTH FUND            BOND FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --              $242,171              $106,819              $433,174
 Net realized gain (loss) on security
  transactions                                (11,962)             (193,837)             (100,226)              (52,956)
 Net realized gain on distributions            40,452               409,199               356,391                21,223
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (213,913)           (3,700,239)           (2,669,404)           (1,178,041)
                                             --------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                  (185,423)           (3,242,706)           (2,306,420)             (776,600)
                                             --------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     24,927               788,224               344,263               566,515
 Net transfers                                 19,570               187,554               103,465             1,643,907
 Surrenders for benefit payments and
  fees                                        (39,557)             (761,625)             (650,745)           (1,215,052)
 Net loan activity                            (21,830)               33,572               (19,612)             (151,043)
 Cost of insurance                            (27,179)             (738,211)             (364,000)             (573,062)
                                             --------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (44,069)             (490,486)             (586,629)              271,265
                                             --------            ----------            ----------            ----------
 Net increase (decrease) in net assets       (229,492)           (3,733,192)           (2,893,049)             (505,335)
NET ASSETS:
 Beginning of year                            431,621            11,097,043             6,765,987             7,609,452
                                             --------            ----------            ----------            ----------
 End of year                                 $202,129            $7,363,851            $3,872,938            $7,104,117
                                             ========            ==========            ==========            ==========


                                           AMERICAN FUNDS
                                               GLOBAL            AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                            GROWTH FUND            GROWTH FUND        GROWTH-INCOME FUND     INTERNATIONAL FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $113,725               $162,855               $327,129               $227,314
 Net realized gain (loss) on security
  transactions                                 (170,964)              (276,111)              (175,346)              (282,745)
 Net realized gain on distributions             551,738              2,280,549              1,254,293              1,661,655
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (3,517,150)           (12,787,236)            (9,909,429)            (8,174,475)
                                             ----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (3,022,651)           (10,619,943)            (8,503,353)            (6,568,251)
                                             ----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      573,458              1,910,774              1,735,713                980,961
 Net transfers                                 (355,585)               558,247                275,702             (2,603,185)
 Surrenders for benefit payments and
  fees                                         (353,273)            (1,465,104)            (1,258,106)              (828,188)
 Net loan activity                               (9,501)               (20,176)                49,193               (134,654)
 Cost of insurance                             (522,128)            (1,597,082)            (1,533,222)              (902,887)
                                             ----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (667,029)              (613,341)              (730,720)            (3,487,953)
                                             ----------            -----------            -----------            -----------
 Net increase (decrease) in net assets       (3,689,680)           (11,233,284)            (9,234,073)           (10,056,204)
NET ASSETS:
 Beginning of year                            8,151,909             24,528,859             22,933,087             18,229,871
                                             ----------            -----------            -----------            -----------
 End of year                                 $4,462,229            $13,295,575            $13,699,014             $8,173,667
                                             ==========            ===========            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS         FIDELITY VIP          FIDELITY VIP
                                           AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER         EQUITY-INCOME
                                           NEW WORLD FUND      CAPITALIZATION FUND         PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $68,394                   $ --               $29,978               $381,746
 Net realized gain (loss) on security
  transactions                                 (318,481)              (164,626)              (18,157)              (464,594)
 Net realized gain on distributions             453,081                628,518               124,556                 16,672
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (2,647,395)            (3,620,728)             (504,997)            (8,043,888)
                                             ----------             ----------             ---------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (2,444,401)            (3,156,836)             (368,620)            (8,110,064)
                                             ----------             ----------             ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                      663,416                436,921                    --              1,197,616
 Net transfers                               (1,880,512)              (357,278)              (31,867)              (646,991)
 Surrenders for benefit payments and
  fees                                         (227,859)              (465,109)              (39,553)            (1,456,372)
 Net loan activity                              (53,611)               (90,496)              (23,966)                42,866
 Cost of insurance                             (329,088)              (383,124)              (75,787)            (1,110,001)
                                             ----------             ----------             ---------            -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                               (1,827,654)              (859,086)             (171,173)            (1,972,882)
                                             ----------             ----------             ---------            -----------
 Net increase (decrease) in net assets       (4,272,055)            (4,015,922)             (539,793)           (10,082,946)
NET ASSETS:
 Beginning of year                            7,167,408              6,582,545             1,403,067             20,374,387
                                             ----------             ----------             ---------            -----------
 End of year                                 $2,895,353             $2,566,623              $863,274            $10,291,441
                                             ==========             ==========             =========            ===========

                                            FIDELITY VIP          FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                           CONTRAFUND(R)            OVERSEAS              MID CAP            FREEDOM 2010
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $26,539               $41,629                $4,977              $3,113
 Net realized gain (loss) on security
  transactions                                  (86,527)              (35,504)              (40,839)                (81)
 Net realized gain on distributions              74,493               206,358               307,544               2,939
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (1,685,281)           (1,104,405)           (1,292,023)             (5,246)
                                             ----------            ----------            ----------             -------
 Net increase (decrease) in net assets
  resulting from operations                  (1,670,776)             (891,922)           (1,020,341)                725
                                             ----------            ----------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                                      614,299                    --               375,580                  --
 Net transfers                                  458,669               (27,516)              169,226              95,973
 Surrenders for benefit payments and
  fees                                           (3,547)              (28,626)               (2,771)                  1
 Net loan activity                               (9,668)              (23,281)                  132                  --
 Cost of insurance                             (314,453)             (115,987)             (168,977)             (1,126)
                                             ----------            ----------            ----------             -------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                  745,300              (195,410)              373,190              94,848
                                             ----------            ----------            ----------             -------
 Net increase (decrease) in net assets         (925,476)           (1,087,332)             (647,151)             95,573
NET ASSETS:
 Beginning of year                            3,250,238             2,153,008             2,280,055                  --
                                             ----------            ----------            ----------             -------
 End of year                                 $2,324,762            $1,065,676            $1,632,904             $95,573
                                             ==========            ==========            ==========             =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                                  FRANKLIN
                                            FIDELITY VIP           FIDELITY VIP             FRANKLIN              SMALL CAP
                                            FREEDOM 2020           FREEDOM 2030              INCOME                 VALUE
                                              PORTFOLIO              PORTFOLIO          SECURITIES FUND        SECURITIES FUND
                                           SUB-ACCOUNT (A)        SUB-ACCOUNT (A)         SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $1,588                   $34                $127,806                $47,377
 Net realized gain (loss) on security
  transactions                                      (61)                  (50)                (13,433)               (82,896)
 Net realized gain on distributions               1,900                    68                  53,515                328,122
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (13,132)                 (160)               (996,657)            (1,404,230)
                                              ---------               -------              ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      (9,705)                 (108)               (828,769)            (1,111,627)
                                              ---------               -------              ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                        1,697                     3                 336,381                382,701
 Net transfers                                   60,745                 1,548                 498,846             (1,133,734)
 Surrenders for benefit payments and
  fees                                             (283)                   --                  (5,889)              (173,904)
 Net loan activity                                   --                    --                  (2,231)                13,343
 Cost of insurance                                 (965)                 (273)               (210,125)              (307,133)
                                              ---------               -------              ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               61,194                 1,278                 616,982             (1,218,727)
                                              ---------               -------              ----------            -----------
 Net increase (decrease) in net assets           51,489                 1,170                (211,787)            (2,330,354)
NET ASSETS:
 Beginning of year                                   --                    --               2,265,075              4,716,627
                                              ---------               -------              ----------            -----------
 End of year                                    $51,489                $1,170              $2,053,288             $2,386,273
                                              =========               =======              ==========            ===========

                                              FRANKLIN
                                              STRATEGIC                                    TEMPLETON
                                               INCOME              MUTUAL SHARES             GROWTH           MUTUAL DISCOVERY
                                           SECURITIES FUND        SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                           SUB-ACCOUNT (A)          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $1,036                $157,722                $7,954               $25,693
 Net realized gain (loss) on security
  transactions                                     (155)               (103,207)               (4,823)               (2,480)
 Net realized gain on distributions                  36                 224,334                31,344                48,135
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (35,749)             (2,419,152)             (273,095)             (440,221)
                                              ---------             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     (34,832)             (2,140,303)             (238,620)             (368,873)
                                              ---------             -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       27,702                 755,108                92,690               151,591
 Net transfers                                  374,164                 183,013                74,167               278,907
 Surrenders for benefit payments and
  fees                                               --                (158,840)               (4,769)                  551
 Net loan activity                                   --                 (94,843)                 (828)               (8,509)
 Cost of insurance                               (8,446)               (434,355)              (59,765)              (91,501)
                                              ---------             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              393,420                 250,083               101,495               331,039
                                              ---------             -----------            ----------            ----------
 Net increase (decrease) in net assets          358,588              (1,890,220)             (137,125)              (37,834)
NET ASSETS:
 Beginning of year                                   --               5,372,299               488,740             1,068,763
                                              ---------             -----------            ----------            ----------
 End of year                                   $358,588              $3,482,079              $351,615            $1,030,929
                                              =========             ===========            ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                          HARTFORD               HARTFORD
                                             TEMPLETON             HARTFORD                 TOTAL                 CAPITAL
                                           GLOBAL INCOME           ADVISERS              RETURN BOND           APPRECIATION
                                          SECURITIES FUND          HLS FUND               HLS FUND               HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $21,653               $753,827             $1,580,406             $1,439,818
 Net realized gain (loss) on security
  transactions                                     841               (660,724)              (486,702)            (1,378,141)
 Net realized gain on distributions                 --                161,633                     --              8,230,472
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       9,178             (9,533,672)            (3,050,206)           (53,676,361)
                                             ---------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     31,672             (9,278,936)            (1,956,502)           (45,384,212)
                                             ---------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      45,911              1,707,644              1,808,070              3,356,898
 Net transfers                                 559,307               (847,827)            (3,951,899)            (3,298,615)
 Surrenders for benefit payments and
  fees                                            (434)            (1,824,472)            (1,968,582)            (5,871,973)
 Net loan activity                                 388                (44,216)                79,794                (85,008)
 Cost of insurance                             (51,495)            (2,267,830)            (1,894,857)            (4,757,057)
                                             ---------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             553,677             (3,276,701)            (5,927,474)           (10,655,755)
                                             ---------            -----------            -----------            -----------
 Net increase (decrease) in net assets         585,349            (12,555,637)            (7,883,976)           (56,039,967)
NET ASSETS:
 Beginning of year                             332,595             30,838,134             29,492,974            107,187,019
                                             ---------            -----------            -----------            -----------
 End of year                                  $917,944            $18,282,497            $21,608,998            $51,147,052
                                             =========            ===========            ===========            ===========

                                              HARTFORD              HARTFORD
                                              DIVIDEND               GLOBAL              HARTFORD             HARTFORD
                                             AND GROWTH             ADVISERS           GLOBAL EQUITY        GLOBAL GROWTH
                                              HLS FUND              HLS FUND             HLS FUND             HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT (B)(C)       SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $579,011               $2,346                 $213                 $416
 Net realized gain (loss) on security
  transactions                                  (409,320)                (611)              17,446               (2,540)
 Net realized gain on distributions              546,934                1,035                   --                3,432
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (10,300,648)             (23,196)             (38,622)             (66,099)
                                             -----------            ---------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                   (9,584,023)             (20,426)             (20,963)             (64,791)
                                             -----------            ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                     1,515,958                   --                   --                   --
 Net transfers                                  (238,386)              (6,385)             (13,721)                  (4)
 Surrenders for benefit payments and
  fees                                        (1,974,387)              (1,794)             (36,070)             (56,198)
 Net loan activity                                47,400                   --               (1,719)                  --
 Cost of insurance                            (1,838,513)              (5,613)              (2,002)              (4,604)
                                             -----------            ---------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,487,928)             (13,792)             (53,512)             (60,806)
                                             -----------            ---------            ---------            ---------
 Net increase (decrease) in net assets       (12,071,951)             (34,218)             (74,475)            (125,597)
NET ASSETS:
 Beginning of year                            31,362,951               73,063               97,482              162,018
                                             -----------            ---------            ---------            ---------
 End of year                                 $19,291,000              $38,845              $23,007              $36,421
                                             ===========            =========            =========            =========

(b) From inception August 22, 2008 to December 31, 2008.

(c) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD                                     HARTFORD
                                            DISCIPLINED              GROWTH               HARTFORD            INTERNATIONAL
                                               EQUITY            OPPORTUNITIES              INDEX             SMALL COMPANY
                                              HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $22,458               $11,245               $395,056               $23,621
 Net realized gain (loss) on security
  transactions                                  (12,565)             (360,249)              (820,875)              (19,541)
 Net realized gain on distributions             181,106               109,616                447,734                55,477
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,035,551)           (1,489,719)            (8,595,780)           (1,030,840)
                                             ----------            ----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (844,552)           (1,729,107)            (8,573,865)             (971,283)
                                             ----------            ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      158,489               311,056              1,081,595               304,082
 Net transfers                                   11,811            (1,678,442)            (5,709,451)               38,473
 Surrenders for benefit payments and
  fees                                          (50,183)              (85,590)            (2,046,477)             (122,591)
 Net loan activity                              (17,481)              (29,859)              (123,089)                1,179
 Cost of insurance                             (161,231)             (214,394)            (1,449,273)             (177,480)
                                             ----------            ----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (58,595)           (1,697,229)            (8,246,695)               43,663
                                             ----------            ----------            -----------            ----------
 Net increase (decrease) in net assets         (903,147)           (3,426,336)           (16,820,560)             (927,620)
NET ASSETS:
 Beginning of year                            2,300,843             5,346,370             30,045,913             2,222,808
                                             ----------            ----------            -----------            ----------
 End of year                                 $1,397,696            $1,920,034            $13,225,353            $1,295,188
                                             ==========            ==========            ===========            ==========

                                              HARTFORD
                                            INTERNATIONAL            HARTFORD               HARTFORD              HARTFORD
                                            OPPORTUNITIES             MIDCAP              MIDCAP VALUE          MONEY MARKET
                                              HLS FUND               HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $351,878                $80,325               $13,402               $756,096
 Net realized gain (loss) on security
  transactions                                  (266,230)            (1,156,533)             (103,979)                    --
 Net realized gain on distributions              687,635                846,338               390,406                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (9,135,823)            (6,523,976)           (1,141,883)                    --
                                             -----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (8,362,540)            (6,753,846)             (842,054)               756,096
                                             -----------            -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,029,260                717,797               145,800             16,342,646
 Net transfers                                  (935,805)            (3,152,963)               45,036             20,664,206
 Surrenders for benefit payments and
  fees                                        (1,116,023)            (1,275,912)             (372,917)           (21,463,417)
 Net loan activity                               (71,287)               (59,297)               23,908                559,492
 Cost of insurance                              (963,043)            (1,044,597)             (127,130)            (3,070,752)
                                             -----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,056,898)            (4,814,972)             (285,303)            13,032,175
                                             -----------            -----------            ----------            -----------
 Net increase (decrease) in net assets       (10,419,438)           (11,568,818)           (1,127,357)            13,788,271
NET ASSETS:
 Beginning of year                            22,043,860             22,133,811             2,412,450             26,011,728
                                             -----------            -----------            ----------            -----------
 End of year                                 $11,624,422            $10,564,993            $1,285,093            $39,799,999
                                             ===========            ===========            ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                            HARTFORD               HARTFORD
                                              HARTFORD              HARTFORD            U.S. GOVERNMENT             VALUE
                                           SMALL COMPANY              STOCK                SECURITIES           OPPORTUNITIES
                                              HLS FUND              HLS FUND                HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (B)(D)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $10,328               $568,195               $352,331                $45,593
 Net realized gain (loss) on security
  transactions                                 (609,964)              (778,679)              (604,940)               (51,742)
 Net realized gain on distributions              35,508                176,586                     --                 15,998
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (4,885,243)           (14,956,730)                53,615             (1,146,046)
                                             ----------            -----------             ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                  (5,449,371)           (14,990,628)              (198,994)            (1,136,197)
                                             ----------            -----------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                      493,830              2,043,955                210,691                281,754
 Net transfers                                  520,639             (2,003,384)              (699,030)               412,948
 Surrenders for benefit payments and
  fees                                         (846,163)            (1,808,520)              (122,987)              (108,569)
 Net loan activity                               22,707                151,798                (52,541)                (1,798)
 Cost of insurance                             (585,360)            (2,202,012)              (344,052)              (214,820)
                                             ----------            -----------             ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 (394,347)            (3,818,163)            (1,007,919)               369,515
                                             ----------            -----------             ----------             ----------
 Net increase (decrease) in net assets       (5,843,718)           (18,808,791)            (1,206,913)              (766,682)
NET ASSETS:
 Beginning of year                           12,924,017             37,256,185              6,149,424              2,852,049
                                             ----------            -----------             ----------             ----------
 End of year                                 $7,080,299            $18,447,394             $4,942,511             $2,085,367
                                             ==========            ===========             ==========             ==========

                                                                                       LORD ABBETT
                                            LORD ABBETT          LORD ABBETT           GROWTH AND
                                          AMERICA'S VALUE       BOND-DEBENTURE           INCOME           MFS INVESTORS
                                             PORTFOLIO               FUND               PORTFOLIO          TRUST SERIES
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $30,935               $3,258                $5,817                $474
 Net realized gain (loss) on security
  transactions                                    (575)                 (60)                 (399)             (4,955)
 Net realized gain on distributions             18,567                  124                 1,362               3,910
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (263,690)             (10,561)             (151,735)            (16,273)
                                             ---------             --------             ---------            --------
 Net increase (decrease) in net assets
  resulting from operations                   (214,763)              (7,239)             (144,955)            (16,844)
                                             ---------             --------             ---------            --------
UNIT TRANSACTIONS:
 Purchases                                      55,056                1,441                49,353               5,031
 Net transfers                                  70,809               55,172                76,798             220,962
 Surrenders for benefit payments and
  fees                                            (331)              (4,738)                   31              (4,548)
 Net loan activity                                (551)                  --                  (816)                 --
 Cost of insurance                             (49,323)              (1,977)              (31,437)             (4,268)
                                             ---------             --------             ---------            --------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                  75,660               49,898                93,929             217,177
                                             ---------             --------             ---------            --------
 Net increase (decrease) in net assets        (139,103)              42,659               (51,026)            200,333
NET ASSETS:
 Beginning of year                             772,512                   --               335,423              63,002
                                             ---------             --------             ---------            --------
 End of year                                  $633,409              $42,659              $284,397            $263,335
                                             =========             ========             =========            ========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) From inception August 22, 2008 to December 31, 2008.

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                            VAN KAMPEN --
                                                                                                             UIF MID CAP
                                              MFS NEW             MFS TOTAL             MFS VALUE               GROWTH
                                         DISCOVERY SERIES       RETURN SERIES             SERIES              PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --               $72,625                 $ --                   $10
 Net realized gain (loss) on security
  transactions                                (252,475)              (60,246)                (102)               (9,604)
 Net realized gain on distributions             46,878               143,847                   --                   394
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (160,855)             (748,526)             (19,499)               (5,275)
                                             ---------            ----------             --------              --------
 Net increase (decrease) in net assets
  resulting from operations                   (366,452)             (592,300)             (19,601)              (14,475)
                                             ---------            ----------             --------              --------
UNIT TRANSACTIONS:
 Purchases                                      41,759               262,786                2,657                   417
 Net transfers                                 249,367               (11,178)              95,456                23,766
 Surrenders for benefit payments and
  fees                                          (4,498)             (159,388)                  26                     7
 Net loan activity                              11,382                28,931                   --                    --
 Cost of insurance                             (27,179)             (184,295)              (2,885)                 (427)
                                             ---------            ----------             --------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             270,831               (63,144)              95,254                23,763
                                             ---------            ----------             --------              --------
 Net increase (decrease) in net assets         (95,621)             (655,444)              75,653                 9,288
NET ASSETS:
 Beginning of year                             291,956             2,511,104                   --                    --
                                             ---------            ----------             --------              --------
 End of year                                  $196,335            $1,855,660              $75,653                $9,288
                                             =========            ==========             ========              ========

                                           VAN KAMPEN --
                                             UIF U.S.             OPPENHEIMER            OPPENHEIMER           OPPENHEIMER
                                           MID CAP VALUE            CAPITAL           GLOBAL SECURITIES        MAIN STREET
                                             PORTFOLIO         APPRECIATION FUND           FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,755                  $ --                $10,799                $3,857
 Net realized gain (loss) on security
  transactions                                 (20,528)               (3,812)               (28,673)                 (223)
 Net realized gain on distributions             73,590                    --                 57,905                20,273
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (183,954)             (187,511)              (514,514)             (173,701)
                                             ---------             ---------              ---------             ---------
 Net increase (decrease) in net assets
  resulting from operations                   (129,137)             (191,323)              (474,483)             (149,794)
                                             ---------             ---------              ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                      46,016                50,378                275,267                23,294
 Net transfers                                (122,389)               19,595                 56,591                18,209
 Surrenders for benefit payments and
  fees                                         (27,813)              (41,739)                (8,485)                    1
 Net loan activity                                 790                    --                     --                   (41)
 Cost of insurance                             (16,419)              (36,243)               (98,187)              (17,396)
                                             ---------             ---------              ---------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (119,815)               (8,009)               225,186                24,067
                                             ---------             ---------              ---------             ---------
 Net increase (decrease) in net assets        (248,952)             (199,332)              (249,297)             (125,727)
NET ASSETS:
 Beginning of year                             407,388               430,804                956,935               369,859
                                             ---------             ---------              ---------             ---------
 End of year                                  $158,436              $231,472               $707,638              $244,132
                                             =========             =========              =========             =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                            MAIN STREET           PUTNAM VT             PUTNAM VT              PUTNAM VT
                                             SMALL CAP           DIVERSIFIED          GLOBAL ASSET              GLOBAL
                                              FUND/VA            INCOME FUND         ALLOCATION FUND          EQUITY FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --              $34,354                $84,020               $267,274
 Net realized gain (loss) on security
  transactions                                     (31)             (65,643)                36,946               (624,112)
 Net realized gain on distributions                 --                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (15,235)            (153,214)              (785,345)            (4,910,198)
                                             ---------            ---------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (15,266)            (184,503)              (664,379)            (5,267,036)
                                             ---------            ---------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       1,547                1,319                     --                441,065
 Net transfers                                  52,587               31,653               (141,916)              (458,793)
 Surrenders for benefit payments and
  fees                                              15              (74,517)              (365,679)              (912,976)
 Net loan activity                                  --               (2,350)               (15,461)                54,811
 Cost of insurance                              (1,191)             (41,110)              (106,114)              (632,277)
                                             ---------            ---------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              52,958              (85,005)              (629,170)            (1,508,170)
                                             ---------            ---------            -----------            -----------
 Net increase (decrease) in net assets          37,692             (269,508)            (1,293,549)            (6,775,206)
NET ASSETS:
 Beginning of year                                  --              637,939              2,488,079             12,699,309
                                             ---------            ---------            -----------            -----------
 End of year                                   $37,692             $368,431             $1,194,530             $5,924,103
                                             =========            =========            ===========            ===========


                                              PUTNAM VT             PUTNAM VT              PUTNAM VT
                                             GROWTH AND               HEALTH                 HIGH                 PUTNAM VT
                                             INCOME FUND          SCIENCES FUND           YIELD FUND             INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $508,114                  $ --               $578,352               $466,696
 Net realized gain (loss) on security
  transactions                                  (321,380)                6,440               (301,914)               (86,215)
 Net realized gain on distributions            3,678,988                 3,493                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (12,922,944)              (75,378)            (1,861,072)            (2,025,143)
                                             -----------            ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (9,057,222)              (65,445)            (1,584,634)            (1,644,662)
                                             -----------            ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,295,850                    --                442,007                506,443
 Net transfers                                (1,003,987)               (2,764)              (258,030)              (226,989)
 Surrenders for benefit payments and
  fees                                        (2,165,500)              (20,018)              (564,528)              (450,673)
 Net loan activity                               274,306               (18,647)                25,770                 12,766
 Cost of insurance                            (1,567,298)              (26,198)              (509,971)              (472,998)
                                             -----------            ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,166,629)              (67,627)              (864,752)              (631,451)
                                             -----------            ----------            -----------            -----------
 Net increase (decrease) in net assets       (12,223,851)             (133,072)            (2,449,386)            (2,276,113)
NET ASSETS:
 Beginning of year                            25,623,208               436,251              6,754,361              7,245,958
                                             -----------            ----------            -----------            -----------
 End of year                                 $13,399,357              $303,179             $4,304,975             $4,969,845
                                             ===========            ==========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL          PUTNAM VT               PUTNAM VT
                                            GROWTH AND          INTERNATIONAL         INTERNATIONAL NEW          PUTNAM VT
                                            INCOME FUND          EQUITY FUND         OPPORTUNITIES FUND       INVESTORS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $4,750              $179,269                 $3,843                 $1,710
 Net realized gain (loss) on security
  transactions                                  (1,758)              (63,617)                11,627                (38,996)
 Net realized gain on distributions             44,232             1,192,791                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (171,901)           (5,187,797)              (103,283)              (101,817)
                                             ---------            ----------              ---------              ---------
 Net increase (decrease) in net assets
  resulting from operations                   (124,677)           (3,879,354)               (87,813)              (139,103)
                                             ---------            ----------              ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                          --               416,538                     --                     --
 Net transfers                                    (418)              278,534                (45,803)               (58,646)
 Surrenders for benefit payments and
  fees                                          (9,941)             (545,412)                (4,419)               (19,906)
 Net loan activity                                (452)               46,137                 (1,280)                (1,158)
 Cost of insurance                              (9,672)             (408,698)               (13,649)               (24,333)
                                             ---------            ----------              ---------              ---------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 (20,483)             (212,901)               (65,151)              (104,043)
                                             ---------            ----------              ---------              ---------
 Net increase (decrease) in net assets        (145,160)           (4,092,255)              (152,964)              (243,146)
NET ASSETS:
 Beginning of year                             287,015             9,098,940                261,504                411,839
                                             ---------            ----------              ---------              ---------
 End of year                                  $141,855            $5,006,685               $108,540               $168,693
                                             =========            ==========              =========              =========


                                            PUTNAM VT             PUTNAM VT              PUTNAM VT             PUTNAM VT
                                              MONEY                  NEW                    NEW             OTC & EMERGING
                                           MARKET FUND        OPPORTUNITIES FUND        VALUE FUND            GROWTH FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $4,328                $30,885                $8,360                  $ --
 Net realized gain (loss) on security
  transactions                                     --                 11,349                 7,305               (41,739)
 Net realized gain on distributions                --                     --                84,361                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         --             (4,766,972)             (305,647)              (86,994)
                                             --------             ----------             ---------             ---------
 Net increase (decrease) in net assets
  resulting from operations                     4,328             (4,724,738)             (205,621)             (128,733)
                                             --------             ----------             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                         --                680,812                    --                    --
 Net transfers                                (11,246)            (1,224,994)              (28,065)               (7,599)
 Surrenders for benefit payments and
  fees                                           (289)              (702,038)              (39,826)               (2,651)
 Net loan activity                             (1,462)                22,448                  (582)               (1,302)
 Cost of insurance                            (17,941)              (737,848)              (27,193)              (12,429)
                                             --------             ----------             ---------             ---------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                (30,938)            (1,961,620)              (95,666)              (23,981)
                                             --------             ----------             ---------             ---------
 Net increase (decrease) in net assets        (26,610)            (6,686,358)             (301,287)             (152,714)
NET ASSETS:
 Beginning of year                            163,505             13,515,539               534,349               299,053
                                             --------             ----------             ---------             ---------
 End of year                                 $136,895             $6,829,181              $233,062              $146,339
                                             ========             ==========             =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT            PUTNAM VT             PUTNAM VT
                                             SMALL CAP        THE GEORGE PUTNAM    UTILITIES GROWTH AND        PUTNAM VT
                                            VALUE FUND         FUND OF BOSTON          INCOME FUND            VISTA FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $6,065              $11,282               $31,738                   $ --
 Net realized gain (loss) on security
  transactions                                 (12,292)              (2,870)               41,959                (20,094)
 Net realized gain on distributions            106,201               20,476                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (297,167)            (132,507)             (526,691)               (88,168)
                                             ---------            ---------             ---------              ---------
 Net increase (decrease) in net assets
  resulting from operations                   (197,193)            (103,619)             (452,994)              (108,262)
                                             ---------            ---------             ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                      82,980                   --                    --                     --
 Net transfers                                  82,011                   --               (20,368)               (12,000)
 Surrenders for benefit payments and
  fees                                         (55,125)                (707)              (55,874)                (1,166)
 Net loan activity                                 935               (5,795)               (1,441)                (2,331)
 Cost of insurance                             (43,731)             (22,554)              (74,572)               (13,069)
                                             ---------            ---------             ---------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              67,070              (29,056)             (152,255)               (28,566)
                                             ---------            ---------             ---------              ---------
 Net increase (decrease) in net assets        (130,123)            (132,675)             (605,249)              (136,828)
NET ASSETS:
 Beginning of year                             430,083              277,550             1,567,002                260,245
                                             ---------            ---------             ---------              ---------
 End of year                                  $299,960             $144,875              $961,753               $123,417
                                             =========            =========             =========              =========

                                                                    PUTNAM VT            PUTNAM VT         VAN KAMPEN LIT
                                              PUTNAM VT              CAPITAL              EQUITY              COMSTOCK
                                            VOYAGER FUND       OPPORTUNITIES FUND       INCOME FUND           PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $61,643               $3,350              $14,685              $17,267
 Net realized gain (loss) on security
  transactions                                  (712,954)              (7,820)             (69,888)              (2,553)
 Net realized gain on distributions                   --               40,852               35,195               42,407
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (8,725,068)            (313,721)            (283,966)            (402,374)
                                             -----------            ---------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                   (9,376,379)            (277,339)            (303,974)            (345,253)
                                             -----------            ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                     1,512,643               84,631               56,519              136,281
 Net transfers                                  (920,671)               8,600              578,526               78,814
 Surrenders for benefit payments and
  fees                                        (1,705,060)             (49,722)            (138,382)             (47,284)
 Net loan activity                                38,078                1,095                1,846               (1,335)
 Cost of insurance                            (1,598,245)             (61,115)             (65,551)             (71,153)
                                             -----------            ---------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,673,255)             (16,511)             432,958               95,323
                                             -----------            ---------            ---------            ---------
 Net increase (decrease) in net assets       (12,049,634)            (293,850)             128,984             (249,930)
NET ASSETS:
 Beginning of year                            27,106,026              795,465              864,502              901,060
                                             -----------            ---------            ---------            ---------
 End of year                                 $15,056,392             $501,615             $993,486             $651,130
                                             ===========            =========            =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, AIM V.I. PowerShares ETF Allocation Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series Fund, Van Kampen -- UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Utilities Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, and Van Kampen LIT Comstock Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation phase.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2, and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments includes those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on the contract date and on each subsequent monthly activity date:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for cost of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the

-------------------------------------------------------------------------------

       Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. Where applicable, these charges are a redemption of units and are reflected in cost of insurance and other fees on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 1.40% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of $25. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio                                              $172,947        $400,597
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                               135,752       1,481,487
AllianceBernstein VPS International Growth
 Portfolio                                               102,991         120,728
AIM V.I. Capital Appreciation Fund                        75,510          20,777
AIM V.I. Core Equity Fund                                109,064          60,774
AIM V.I. International Growth Fund                       103,490          48,249
AIM V.I. Mid Cap Core Equity Fund                        215,531         294,336
AIM V.I. Small Cap Equity Fund                            88,380          77,837
AIM V.I. Capital Development Fund                         35,021          62,454
AIM V.I. PowerShares ETF Allocation Fund                  13,509              60
American Funds Asset Allocation Fund                     690,992       1,402,118
American Funds Blue Chip Income and Growth Fund          328,100       1,418,324
American Funds Bond Fund                               1,296,479       1,042,674
American Funds Global Growth Fund                        814,034       1,012,919
American Funds Growth Fund                               712,587       3,008,358
American Funds Growth-Income Fund                        741,581       2,774,676
American Funds International Fund                      1,876,331       3,230,492
American Funds New World Fund                            792,394         735,255
American Funds Global Small Capitalization Fund        1,081,934         832,178
Fidelity VIP Asset Manager Portfolio                      19,865         216,097
Fidelity VIP Equity-Income Portfolio                     487,859       1,580,881
Fidelity VIP Contrafund(R) Portfolio                     417,703         577,994
Fidelity VIP Overseas Portfolio                           23,644         320,490
Fidelity VIP Mid Cap Portfolio                           722,422         244,539
Fidelity VIP Freedom 2010 Portfolio                       63,642         113,899
Fidelity VIP Freedom 2020 Portfolio                      182,277         188,159
Fidelity VIP Freedom 2030 Portfolio                        5,232           3,023
Franklin Income Securities Fund                          607,906         536,642
Franklin Small Cap Value Securities Fund                 401,929         490,756
Franklin Strategic Income Securities Fund                532,795         236,417

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Mutual Shares Securities Fund                           $420,499        $643,377
Templeton Foreign Securities Fund                          8,144              18
Templeton Growth Securities Fund                         148,461          68,524
Mutual Global Discovery Securities Fund                  351,517         210,050
Templeton Global Bond Securities Fund                  2,011,224         653,418
Hartford Advisers HLS Fund                             1,132,178       4,204,182
Hartford Total Return Bond HLS Fund                    6,154,482       5,210,786
Hartford Capital Appreciation HLS Fund                 1,277,757      10,035,462
Hartford Dividend and Growth HLS Fund                  1,299,761       4,311,939
Hartford Global Advisers HLS Fund                             --           9,528
Hartford Global Equity HLS Fund                              142          11,093
Hartford Global Growth HLS Fund                            9,736          15,981
Hartford Disciplined Equity HLS Fund                     212,647         291,731
Hartford Growth Opportunities HLS Fund                   280,064         770,728
Hartford High Yield HLS Fund                              40,690           3,571
Hartford Index HLS Fund                                1,163,340       2,167,704
Hartford International Small Company HLS Fund            246,847         428,685
Hartford International Opportunities HLS Fund            524,389       3,034,228
Hartford MidCap HLS Fund                                 841,564       2,790,189
Hartford MidCap Value HLS Fund                           187,485         443,193
Hartford Money Market HLS Fund                        21,245,703      23,581,414
Hartford Small Company HLS Fund                          339,111       2,033,231
Hartford Stock HLS Fund                                1,018,975       3,865,825
Hartford U.S. Government Securities HLS Fund           2,764,210       1,741,739
Hartford Value Opportunities HLS Fund                  1,184,044       1,953,842
Lord Abbett America's Value Portfolio                    101,565         159,768
Lord Abbett Bond-Debenture Fund                          517,840          77,356
Lord Abbett Growth and Income Portfolio                   33,098          85,624
MFS Investors Trust Series                                21,192         138,265
MFS New Discovery Series                               1,238,591       1,173,868
MFS Total Return Series                                  311,850         492,064
MFS Value Series                                         191,367          92,447
MFS Research Bond Series Fund                             37,217             136
Van Kampen -- UIF Mid Cap Growth Portfolio                80,318          16,670
Van Kampen -- UIF U.S. Mid Cap Value Portfolio            77,341          76,602
Oppenheimer Capital Appreciation Fund                     47,481          39,056
Oppenheimer Global Securities Fund/VA                    282,945         202,705
Oppenheimer Main Street Fund/VA                           23,631          11,747
Oppenheimer Main Street Small Cap Fund/VA                 45,177          32,943
Putnam VT Diversified Income Fund                        421,413         444,425
Putnam VT Global Asset Allocation Fund                    80,935         259,929
Putnam VT Global Equity Fund                             246,979       1,308,157
Putnam VT Growth and Income Fund                         669,816       2,591,888
Putnam VT Global Health Care Fund                         35,277          63,291
Putnam VT High Yield Fund                              1,472,533       1,486,338
Putnam VT Income Fund                                    563,157       1,551,766
Putnam VT International Growth and Income Fund               417          16,185
Putnam VT International Equity Fund                      241,571       1,099,069

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund            $2,162         $29,677
Putnam VT Investors Fund                                   2,544          37,264
Putnam VT Money Market Fund                                  673          22,296
Putnam VT New Opportunities Fund                         256,468       1,024,352
Putnam VT Small Cap Value Fund                            50,398          55,079
Putnam VT The George Putnam Fund of Boston                 6,819          37,430
Putnam VT Global Utilities Fund                           88,802         257,341
Putnam VT Vista Fund                                     140,523         189,692
Putnam VT Voyager Fund                                   572,824       3,551,628
Putnam VT Capital Opportunities Fund                     237,397         231,111
Putnam VT Equity Income Fund                             288,730         837,723
Van Kampen LIT Comstock Portfolio                        133,307          51,516
                                                   -------------  --------------
                                                     $64,237,229    $108,759,036
                                                   =============  ==============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value
 Portfolio                           43,025        82,545           (39,520)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           17,403       220,920          (203,517)
AllianceBernstein VPS
 International Growth
 Portfolio                           16,338        23,864            (7,526)
AIM V.I. Capital Appreciation
 Fund                                11,356         4,189             7,167
AIM V.I. Core Equity Fund             9,514         5,189             4,325
AIM V.I. International Growth
 Fund                                13,743         6,195             7,548
AIM V.I. Mid Cap Core Equity
 Fund                                19,838        27,755            (7,917)
AIM V.I. Small Cap Equity
 Fund                                11,010         9,617             1,393
AIM V.I. Capital Development
 Fund                                 5,421         9,063            (3,642)
AIM V.I. PowerShares ETF
 Allocation Fund                        937             4               933
American Funds Asset
 Allocation Fund                     88,868       161,923           (73,055)
American Funds Blue Chip
 Income and Growth Fund              45,369       161,936          (116,567)
American Funds Bond Fund            138,528       135,700             2,828
American Funds Global Growth
 Fund                               808,827     1,154,278          (345,451)
American Funds Growth Fund        2,299,775     5,272,809        (2,973,034)
American Funds Growth-Income
 Fund                             1,609,165     3,893,951        (2,284,786)
American Funds International
 Fund                               142,314       228,486           (86,172)
American Funds New World Fund        40,107        42,069            (1,962)
American Funds Global Small
 Capitalization Fund                877,323       771,748           105,575
Fidelity VIP Asset Manager
 Portfolio                           14,497       127,038          (112,541)
Fidelity VIP Equity-Income
 Portfolio                          434,977     1,078,330          (643,353)
Fidelity VIP Contrafund(R)
 Portfolio                           69,682        93,238           (23,556)
Fidelity VIP Overseas
 Portfolio                            4,200       191,027          (186,827)
Fidelity VIP Mid Cap
 Portfolio                           81,533        39,891            41,642
Fidelity VIP Freedom 2010
 Portfolio                            8,181        13,857            (5,676)
Fidelity VIP Freedom 2020
 Portfolio                           28,935        24,775             4,160
Fidelity VIP Freedom 2030
 Portfolio                              812           363               449
Franklin Income Securities
 Fund                                62,989        76,928           (13,939)
Franklin Small Cap Value
 Securities Fund                     34,726        53,346           (18,620)

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Franklin Strategic Income
 Securities Fund                     51,972        25,800            26,172
Mutual Shares Securities Fund        54,004        79,611           (25,607)
Templeton Foreign Securities
 Fund                                   505             1               504
Templeton Growth Securities
 Fund                                21,106        14,093             7,013
Mutual Global Discovery
 Securities Fund                     39,696        30,110             9,586
Templeton Global Bond
 Securities Fund                    152,492        60,739            91,753
Hartford Advisers HLS Fund          828,297     2,148,928        (1,320,631)
Hartford Total Return Bond
 HLS Fund                         2,872,236     2,890,305           (18,069)
Hartford Capital Appreciation
 HLS Fund                           866,954     2,829,530        (1,962,576)
Hartford Dividend and Growth
 HLS Fund                           703,974     1,868,820        (1,164,846)
Hartford Global Advisers HLS
 Fund                                    --         7,841            (7,841)
Hartford Global Equity HLS
 Fund                                    --         1,923            (1,923)
Hartford Global Growth HLS
 Fund                                11,125        21,200           (10,075)
Hartford Disciplined Equity
 HLS Fund                           422,848       528,530          (105,682)
Hartford Growth Opportunities
 HLS Fund                            27,980        66,278           (38,298)
Hartford High Yield HLS Fund          2,740           252             2,488
Hartford Index HLS Fund             705,191     1,225,330          (520,139)
Hartford International Small
 Company HLS Fund                    19,190        30,697           (11,507)
Hartford International
 Opportunities HLS Fund             432,824     1,657,483        (1,224,659)
Hartford MidCap HLS Fund            473,050     1,145,620          (672,570)
Hartford MidCap Value HLS
 Fund                                20,686        42,492           (21,806)
Hartford Money Market HLS
 Fund                            14,197,096    15,511,139        (1,314,043)
Hartford Small Company HLS
 Fund                               443,187     1,581,246        (1,138,059)
Hartford Stock HLS Fund           1,003,278     2,167,857        (1,164,579)
Hartford U.S. Government
 Securities HLS Fund                301,446       199,129           102,317
Hartford Value Opportunities
 HLS Fund                           117,812       200,900           (83,088)
Lord Abbett America's Value
 Portfolio                           10,798        20,810           (10,012)
Lord Abbett Bond-Debenture
 Fund                                49,798         8,432            41,366
Lord Abbett Growth and Income
 Portfolio                            5,598        12,121            (6,523)
MFS Investors Trust Series            1,776        14,631           (12,855)
MFS New Discovery Series            117,634        99,299            18,335
MFS Total Return Series              29,623        51,107           (21,484)
MFS Value Series                     25,719        11,677            14,042
MFS Research Bond Series Fund         3,185            12             3,173
Van Kampen -- UIF Mid Cap
 Growth Portfolio                    11,417         2,047             9,370
Van Kampen -- UIF U.S. Mid
 Cap Value Portfolio                 11,907        10,503             1,404
Oppenheimer Capital
 Appreciation Fund                    7,855         6,538             1,317
Oppenheimer Global Securities
 Fund/VA                             33,220        28,195             5,025
Oppenheimer Main Street
 Fund/VA                              3,372         2,316             1,056
Oppenheimer Main Street Small
 Cap Fund/VA                          6,742         4,259             2,483
Putnam VT Diversified Income
 Fund                                48,146        40,247             7,899
Putnam VT Global Asset
 Allocation Fund                         19        11,151           (11,132)
Putnam VT Global Equity Fund         30,907        86,640           (55,733)
Putnam VT Growth and Income
 Fund                                63,995       169,034          (105,039)
Putnam VT Global Health Care
 Fund                                    92         4,921            (4,829)
Putnam VT High Yield Fund            79,006       105,380           (26,374)
Putnam VT Income Fund                36,484       103,406           (66,922)
Putnam VT International
 Growth and Income Fund                  27         1,269            (1,242)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT International
 Equity Fund                         40,096       104,873           (64,777)
Putnam VT International New
 Opportunities Fund                       3         2,215            (2,212)
Putnam VT Investors Fund                504         5,681            (5,177)
Putnam VT Money Market Fund             118        12,378           (12,260)
Putnam VT New Opportunities
 Fund                                44,756        92,004           (47,248)
Putnam VT Small Cap Value
 Fund                                12,072        14,573            (2,501)
Putnam VT The George Putnam
 Fund of Boston                          --         3,709            (3,709)
Putnam VT Global Utilities
 Fund                                 2,270        12,536           (10,266)
Putnam VT Vista Fund                 18,694        35,230           (16,536)
Putnam VT Voyager Fund               64,226       177,398          (113,172)
Putnam VT Capital
 Opportunities Fund                  21,843        23,751            (1,908)
Putnam VT Equity Income Fund         28,262        82,073           (53,811)
Van Kampen LIT Comstock
 Portfolio                           18,470        11,710             6,760

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value
 Portfolio                           81,756        57,799            23,957
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           31,870        19,793            12,077
AllianceBernstein VPS
 International Growth
 Portfolio                           39,244        16,777            22,467
AIM V.I. Capital Appreciation
 Fund                                 7,212         8,652            (1,440)
AIM V.I. Core Equity Fund            12,429         8,986             3,443
AIM V.I. International Growth
 Fund                                10,983           234            10,749
AIM V.I. Mid Cap Core Equity
 Fund                               106,294        94,613            11,681
AIM V.I. Small Cap Equity
 Fund                                12,852         8,024             4,828
AIM V.I. Capital Development
 Fund                                 4,647         8,408            (3,761)
American Funds Asset
 Allocation Fund                    150,524       191,227           (40,703)
American Funds Blue Chip
 Income and Growth Fund             124,921       165,675           (40,754)
American Funds Bond Fund            370,010       351,464            18,546
American Funds Global Growth
 Fund                               792,174     1,321,587          (529,413)
American Funds Growth Fund        4,217,291     4,820,745          (603,454)
American Funds Growth-Income
 Fund                             2,980,461     3,562,302          (581,841)
American Funds International
 Fund                               112,548       270,563          (158,015)
American Funds New World Fund        66,566       135,162           (68,596)
American Funds Global Small
 Capitalization Fund                588,198     1,017,789          (429,591)
Fidelity VIP Asset Manager
 Portfolio                            4,205        77,328           (73,123)
Fidelity VIP Equity-Income
 Portfolio                          631,636     1,398,570          (766,934)
Fidelity VIP Contrafund(R)
 Portfolio                          143,169        85,468            57,701
Fidelity VIP Overseas
 Portfolio                              400        86,554           (86,154)
Fidelity VIP Mid Cap
 Portfolio                           77,911        47,171            30,740
Fidelity VIP Freedom 2010
 Portfolio                           12,380           144            12,236
Fidelity VIP Freedom 2020
 Portfolio                            7,339           157             7,182
Fidelity VIP Freedom 2030
 Portfolio                              210            36               174
Franklin Income Securities
 Fund                               107,196        52,127            55,069
Franklin Small Cap Value
 Securities Fund                     45,946       107,643           (61,697)
Franklin Strategic Income
 Securities Fund                     42,331         1,838            40,493
Mutual Shares Securities Fund       116,258       106,790             9,468
Templeton Growth Securities
 Fund                                28,217        18,107            10,110

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Mutual Discovery Securities
 Fund                                50,269        21,163            29,106
Templeton Global Income
 Securities Fund                     76,482        28,180            48,302
Hartford Advisers HLS Fund          987,191     2,188,485        (1,201,294)
Hartford Total Return Bond
 HLS Fund                         1,687,277     4,154,504        (2,467,227)
Hartford Capital Appreciation
 HLS Fund                         1,408,441     3,125,349        (1,716,908)
Hartford Dividend and Growth
 HLS Fund                         1,046,164     1,684,809          (638,645)
Hartford Global Advisers HLS
 Fund                                    --         8,676            (8,676)
Hartford Global Equity HLS
 Fund                                 3,850        94,269           (90,419)
Hartford Global Growth HLS
 Fund                                    --        52,861           (52,861)
Hartford Disciplined Equity
 HLS Fund                           203,824       247,567           (43,743)
Hartford Growth Opportunities
 HLS Fund                            69,764       145,603           (75,839)
Hartford Index HLS Fund             573,348     2,850,005        (2,276,657)
Hartford International Small
 Company HLS Fund                    30,139        29,062             1,077
Hartford International
 Opportunities HLS Fund           1,097,966     1,608,503          (510,537)
Hartford MidCap HLS Fund            847,168     2,231,058        (1,383,890)
Hartford MidCap Value HLS
 Fund                                37,434        50,993           (13,559)
Hartford Money Market HLS
 Fund                            32,688,647    25,319,034         7,369,613
Hartford Small Company HLS
 Fund                             1,336,805     1,731,003          (394,198)
Hartford Stock HLS Fund             979,547     2,162,510        (1,182,963)
Hartford U.S. Government
 Securities HLS Fund                696,972     2,981,193        (2,284,221)
Hartford Value Opportunities
 HLS Fund                           106,758        67,972            38,786
Lord Abbett America's Value
 Portfolio                           12,665         5,424             7,241
Lord Abbett Bond-Debenture
 Fund                                 6,152         1,093             5,059
Lord Abbett Growth and Income
 Portfolio                           12,891         3,998             8,893
MFS Investors Trust Series           28,195         2,792            25,403
MFS New Discovery Series             71,288        69,280             2,008
MFS Total Return Series              46,743        55,645            (8,902)
MFS Value Series                     10,881           616            10,265
Van Kampen -- UIF Mid Cap
 Growth Portfolio                     6,188         4,616             1,572
Van Kampen -- UIF U.S. Mid
 Cap Value Portfolio                 13,984        26,713           (12,729)
Oppenheimer Capital
 Appreciation Fund                    7,915         8,293              (378)
Oppenheimer Global Securities
 Fund/VA                             43,207        26,035            17,172
Oppenheimer Main Street
 Fund/VA                              3,998         1,745             2,253
Oppenheimer Main Street Small
 Cap Fund/VA                          5,747           234             5,513
Putnam VT Diversified Income
 Fund                                 8,656        10,568            (1,912)
Putnam VT Global Asset
 Allocation Fund                     11,359        35,037           (23,678)
Putnam VT Global Equity Fund         26,902        84,448           (57,546)
Putnam VT Growth and Income
 fund                                91,781       199,113          (107,332)
Putnam VT Health Sciences
 Fund                                    13         4,995            (4,982)
Putnam VT High Yield Fund            35,433        69,961           (34,528)
Putnam VT Income Fund                60,641        87,465           (26,824)
Putnam VT International
 Growth and Income Fund                  --         1,129            (1,129)
Putnam VT International
 Equity Fund                        105,611       113,922            (8,311)
Putnam VT International New
 Opportunities Fund                      --         3,764            (3,764)
Putnam VT Investors Fund                 --        11,454           (11,454)
Putnam VT Money Market Fund              --        17,388           (17,388)
Putnam VT New Opportunities
 Fund                                43,097       135,211           (92,114)
Putnam VT New Value Fund                 --         5,498            (5,498)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT OTC & Emerging
 Growth Fund                            270         3,664            (3,394)
Putnam VT Small Cap Value
 Fund                                35,478        29,209             6,269
Putnam VT The George Putnam
 Fund of Boston                          --         2,125            (2,125)
Putnam VT Utilities Growth
 and Income Fund                        433         5,330            (4,897)
Putnam VT Vista Fund                     --         2,409            (2,409)
Putnam VT Voyager Fund               80,276       174,993           (94,717)
Putnam VT Capital
 Opportunities Fund                  13,964        15,286            (1,322)
Putnam VT Equity Income Fund         97,411        62,244            35,167
Van Kampen LIT Comstock
 Portfolio                           29,424        19,806             9,618

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2009  Lowest contract charges                  156,828       $8.161134        $1,279,898
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  196,348        6.074134         1,192,641
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  172,391       13.001625         2,241,366
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   83,221       12.314196         1,024,800
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges                   58,347       10.684549           623,417
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  261,864        7.489616         1,961,259
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  249,788       11.656335         2,911,607
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   36,117       11.480951           414,661
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    2,118       10.053255            21,294
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                   73,251        8.339156           610,849
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   80,777        5.989175           483,787
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   58,310       11.735231           684,280
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2009  Lowest contract charges                  --               1.04%              34.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.90%             (53.28)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.00%               5.58%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.08%              13.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges                  --               0.63%              42.66%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.44%             (35.75)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.28%               1.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.21%              14.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                1.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                  --               4.44%              39.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (48.96)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.64%               7.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2009  Lowest contract charges                   33,573       $8.783347          $294,884
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   26,406        7.254268           191,554
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   27,846       12.614437           351,266
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   27,579       11.261514           310,582
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges                   13,060       14.058334           183,608
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    8,735       10.957579            95,720
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                    5,292       15.685297            83,012
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    5,903       14.507758            85,640
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                   18,297        8.784056           160,725
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   10,749        6.495072            69,815
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2009  Lowest contract charges                  --               0.74%              21.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (42.49)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               12.01%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.13%               6.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges                  --               2.01%              28.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               3.12%             (30.14)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.97%               8.12%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.70%               9.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                  --               1.87%              35.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.17%             (37.17)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 2009  Lowest contract charges                   93,058      $15.827870        $1,472,907
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  100,975       12.155426         1,227,399
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   89,294       17.005072         1,518,444
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   88,748       15.522798         1,377,617
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  155,780       13.954120         2,173,771
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. SMALL CAP EQUITY FUND
 2009  Lowest contract charges                   20,012       10.738505           214,895
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   18,619        8.853684           164,851
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   13,791       12.889339           177,758
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    7,549       12.253694            92,501
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      302       10.434113             3,153
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2009  Lowest contract charges                   25,019       10.040517           251,200
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   28,661        7.052376           202,129
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   32,422       13.312750           431,621
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   13,950       12.010285           167,538
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                       26       10.307493               264
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 2009  Lowest contract charges                  --               1.31%              30.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.33%             (28.52)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.22%               9.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.73%              11.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.58%               7.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. SMALL CAP EQUITY FUND
 2009  Lowest contract charges                  --               0.18%              21.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (31.31)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.05%               5.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               17.44%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                2.12%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2009  Lowest contract charges                  --                 --               42.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (47.03)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               10.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               16.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                1.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2009  Lowest contract charges                      933      $14.309207           $13,348
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2009  Lowest contract charges                  580,795       13.963461         8,109,913
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  653,850       11.262300         7,363,851
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  694,553       15.977239        11,097,043
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  681,812       14.994647        10,223,533
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  619,755       13.077484         8,104,836
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2009  Lowest contract charges                  256,457       13.286460         3,407,405
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  373,024       10.382553         3,872,938
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  413,778       16.351739         6,765,987
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  398,044       16.027025         6,379,456
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  377,338       13.649702         5,150,556
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2009  Lowest contract charges                  --               1.36%              43.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2009  Lowest contract charges                  --               2.31%              23.98%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.49%             (29.51)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.21%               6.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.37%              14.66%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.58%               9.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2009  Lowest contract charges                  --               2.02%              27.97%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.98%             (36.51)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.55%               2.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.16%              17.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.09%               7.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2009  Lowest contract charges                  642,422      $12.507300        $8,034,962
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  639,594       11.107228         7,104,117
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  621,048       12.252603         7,609,452
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  392,511       11.857928         4,654,369
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  327,461       11.083750         3,629,494
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2009  Lowest contract charges                3,870,898        1.506019         5,829,646
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                4,216,349        1.058316         4,462,229
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                4,745,762        1.717724         8,151,909
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                4,719,493        1.495637         7,058,648
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                4,188,598        1.241944         5,202,004
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2009  Lowest contract charges                  --               3.19%              12.61%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               5.36%              (9.35)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               8.54%               3.33%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.83%               6.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.23%               1.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2009  Lowest contract charges                  --               1.48%              42.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.76%             (38.39)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.70%              14.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.87%              20.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.66%              14.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges               14,934,838       $1.035048       $15,458,275
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               17,907,872        0.742443        13,295,575
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               18,511,327        1.325073        24,528,859
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               18,156,380        1.179431        21,414,198
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               19,569,469        1.070088        20,941,054
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS GROWTH-INCOME FUND
 2009  Lowest contract charges               12,091,328        1.250601        15,121,427
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               14,376,114        0.952901        13,699,014
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               14,957,955        1.533170        22,933,087
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               15,620,742        1.459565        22,799,489
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               15,977,809        1.266953        20,243,133
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges                  --               0.65%              39.41%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.82%             (43.97)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.80%              12.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.79%              10.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.72%              16.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH-INCOME FUND
 2009  Lowest contract charges                  --               1.59%              31.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.72%             (37.85)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.53%               5.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.59%              15.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.35%               5.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2009  Lowest contract charges                  457,149      $21.523685        $9,839,539
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  543,321       15.043908         8,173,667
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  701,336       25.993056        18,229,871
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  645,353       21.656876        13,976,334
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  578,018       18.202405        10,521,325
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS NEW WORLD FUND
 2009  Lowest contract charges                  158,868       26.941235         4,280,089
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  160,830       18.002579         2,895,353
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  229,426       31.240624         7,167,408
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  198,295       23.629455         4,685,604
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  159,657       17.820884         2,845,230
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2009  Lowest contract charges                  --               1.52%              43.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.71%             (42.12)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.59%              20.02%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.72%              18.98%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.63%              21.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS NEW WORLD FUND
 2009  Lowest contract charges                  --               1.58%              49.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.32%             (42.37)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.32%              32.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.17%              32.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.32%              20.74%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges                2,342,475       $1.850714        $4,335,251
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                2,236,900        1.147402         2,566,623
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                2,666,491        2.468617         6,582,545
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                2,617,299        2.032992         5,320,948
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                3,048,788        1.638805         4,996,370
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2009  Lowest contract charges                  348,688        2.416579           842,631
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  461,229        1.871681           863,274
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  534,352        2.625733         1,403,067
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  685,090        2.273295         1,557,411
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  754,646        2.118302         1,598,567
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges                  --               0.31%              61.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (53.52)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.02%              21.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.46%              24.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.83%              25.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2009  Lowest contract charges                  --               2.29%              29.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.52%             (28.72)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               6.07%              15.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.73%               7.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.74%               4.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 2009  Lowest contract charges                   39,998       $9.371563          $374,845
    Highest contract charges                  4,538,401        2.499987        11,345,944
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   50,190        7.215315           362,134
    Highest contract charges                  5,171,562        1.919982         9,929,307
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   34,968       12.616655           441,184
    Highest contract charges                  5,953,718        3.348026        19,933,203
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   14,000       12.458100           174,410
    Highest contract charges                  6,426,390        3.297550        21,191,343
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    2,028       10.387944            21,069
    Highest contract charges                  7,023,241        2.743539        19,268,536
    Remaining contract charges                       --              --                --
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
 2009  Lowest contract charges                  266,759       10.847941         2,893,787
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  290,315        8.007735         2,324,762
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  232,614       13.972661         3,250,238
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  136,335       11.911647         1,623,977
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   10,890       10.689654           116,411
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 2009  Lowest contract charges                  --               1.98%              29.88%
    Highest contract charges                    --               2.28%              30.21%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.58%             (42.81)%
    Highest contract charges                    --               2.44%             (42.65)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.17%               1.27%
    Highest contract charges                    --               1.77%               1.53%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.79%              19.93%
    Highest contract charges                    --               3.34%              20.19%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.24%
    Highest contract charges                    --               1.60%               5.87%
    Remaining contract charges                  --                 --                  --
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
 2009  Lowest contract charges                  --               1.18%              35.47%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.88%             (42.69)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.94%              17.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.24%              11.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.58%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO
 2009  Lowest contract charges                  449,813       $2.118000          $952,703
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  636,640        1.673907         1,065,676
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  722,794        2.978729         2,153,008
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  890,349        2.539150         2,260,730
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,049,784        2.150376         2,257,429
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP MID CAP PORTFOLIO
 2009  Lowest contract charges                  237,803       11.633336         2,766,438
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  196,161        8.324310         1,632,904
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  165,421       13.783318         2,280,055
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   68,151       11.950350           814,427
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    3,894       10.631702            41,397
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2009  Lowest contract charges                    6,560        9.681661            63,508
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   12,236        7.810650            95,573
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2009  Lowest contract charges                   11,342        9.216289           104,529
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    7,182        7.169550            51,489
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO
 2009  Lowest contract charges                  --               1.94%              26.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.53%             (43.81)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.28%              17.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.90%              18.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.68%              19.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP MID CAP PORTFOLIO
 2009  Lowest contract charges                  --               0.52%              39.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.24%             (39.61)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.50%              15.34%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.05%              12.40%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2009  Lowest contract charges                  --               2.41%              23.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --              17.83%             (23.92)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2009  Lowest contract charges                  --               2.08%              28.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               7.13%             (30.88)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2009  Lowest contract charges                      623       $8.798777            $5,481
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                      174        6.707483             1,170
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FRANKLIN INCOME SECURITIES FUND
 2009  Lowest contract charges                  231,907       11.324722         2,626,281
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  245,846        8.351913         2,053,288
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  190,777       11.872911         2,265,075
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   61,860       11.443038           707,863
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2009  Lowest contract charges                  171,813       16.184436         2,780,700
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  190,433       12.530774         2,386,273
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  252,130       18.707094         4,716,627
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  264,822       19.163059         5,074,793
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  206,086       16.381351         3,375,967
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2009  Lowest contract charges                   66,665       11.167863           744,510
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   40,493        8.855462           358,588
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2009  Lowest contract charges                  --               2.43%              31.18%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --              14.94%             (35.90)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FRANKLIN INCOME SECURITIES FUND
 2009  Lowest contract charges                  --               8.18%              35.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               5.51%             (29.66)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.14%               3.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.06%              12.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2009  Lowest contract charges                  --               1.66%              29.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.30%             (33.02)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.65%              (2.38)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.57%              16.98%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.73%               8.77%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2009  Lowest contract charges                  --               7.53%              26.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.68%             (13.27)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2009  Lowest contract charges                  293,492      $13.754639        $4,036,881
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  319,099       10.912235         3,482,079
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  309,631       17.350672         5,372,299
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  248,134       16.767268         4,160,520
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  203,621       14.163953         2,884,085
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
TEMPLETON FOREIGN SECURITIES FUND
 2009  Lowest contract charges                      504       16.185319             8,150
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
TEMPLETON GROWTH SECURITIES FUND
 2009  Lowest contract charges                   58,002        9.040690           524,383
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   50,989        6.895852           351,615
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   40,879       11.955902           488,740
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   16,074       11.681704           187,772
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 2009  Lowest contract charges                  122,272       11.281734         1,379,440
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  112,686        9.148724         1,030,929
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   83,580       12.787292         1,068,763
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   35,022       11.432675           400,390
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2009  Lowest contract charges                  --               1.91%              26.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               3.31%             (37.11)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.48%               3.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.47%              18.38%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.87%              10.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
TEMPLETON FOREIGN SECURITIES FUND
 2009  Lowest contract charges                  --                 --               61.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
TEMPLETON GROWTH SECURITIES FUND
 2009  Lowest contract charges                  --               2.98%              31.10%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.77%             (42.32)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.34%               2.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.03%              11.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 2009  Lowest contract charges                  --               1.16%              23.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.36%             (28.46)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.44%              11.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.01%              11.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
 2009  Lowest contract charges                  170,269      $13.875288        $2,362,526
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   78,516       11.691131           917,944
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   30,214       11.007928           332,595
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges                6,526,709        3.035419        19,811,296
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                7,847,340        2.329770        18,282,497
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                9,048,634        3.408043        30,838,134
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               10,057,330        3.195934        32,142,564
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               11,390,832        2.886947        32,884,727
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges                9,442,773        2.626884        24,805,068
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                9,460,842        2.284046        21,608,998
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               11,928,069        2.472569        29,492,974
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               13,485,760        2.362266        31,856,952
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               13,338,798        2.254006        30,065,732
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
 2009  Lowest contract charges                  --              10.96%              18.68%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               3.45%               6.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.02%               6.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges                  --               2.17%              30.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.94%             (31.64)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.16%               6.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.32%              10.70%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.21%               7.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges                  --               3.97%              15.01%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               6.13%              (7.63)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               4.97%               4.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.99%               4.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               7.59%               2.45%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2009  Lowest contract charges               10,286,724       $6.082370       $62,567,658
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               12,249,300        4.175508        51,147,052
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               13,966,209        7.674740       107,187,019
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               15,953,011        6.569283       104,799,843
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               17,718,110        5.633312        99,811,642
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2009  Lowest contract charges                5,317,600        3.710229        19,729,513
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                6,482,446        2.975883        19,291,000
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                7,121,091        4.404234        31,362,951
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                8,585,977        4.068371        34,930,939
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                9,224,403        3.380148        31,179,848
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2009  Lowest contract charges                  --               0.90%              45.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.75%             (45.59)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.12%              16.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.34%              16.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.93%              15.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2009  Lowest contract charges                  --               2.22%              24.68%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.24%             (32.43)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.57%               8.26%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.80%              20.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.88%               5.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges           24,344     $1.478535         $35,993
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           32,185      1.206928          38,845
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           40,861      1.788088          73,063
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           58,559      1.533670          89,810
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           70,188      1.409162          98,907
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GLOBAL EQUITY HLS FUND
 2009  Lowest contract charges            1,851      8.664032          16,040
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            3,774      6.096042          23,007
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges           37,336      1.041982          38,903
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           47,411      0.768187          36,421
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          100,272      1.615778         162,018
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          106,274      1.292115         137,318
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          122,818      1.131997         139,030
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges           --                --              22.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              4.16%            (32.50)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.80%             16.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.81%              8.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.51%              3.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL EQUITY HLS FUND
 2009  Lowest contract charges           --              0.97%             42.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.22%            (34.14)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges           --              0.81%             35.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.43%            (52.46)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.05%             25.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.76%             14.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.72%              2.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2009  Lowest contract charges        1,234,279     $1.310608      $1,617,656
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,339,961      1.043087       1,397,696
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,383,704      1.662814       2,300,843
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,458,671      1.534766       2,238,719
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,646,440      1.364817       2,247,089
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2009  Lowest contract charges          109,540     16.832526       1,843,838
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          147,838     12.987431       1,920,034
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          223,677     23.902204       5,346,370
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           92,944     18.435854       1,713,495
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           96,916     16.452771       1,594,535
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges            2,488     14.249514          35,446
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2009  Lowest contract charges           --              1.60%             25.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.21%            (37.27)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.00%              8.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.10%             12.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.17%              6.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2009  Lowest contract charges           --              0.49%             29.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.37%            (45.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.19%             29.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.86%             12.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.27%             16.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges           --              8.23%             42.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges        4,789,964     $3.141833     $15,049,268
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        5,310,103      2.490602      13,225,353
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        7,586,760      3.960309      30,045,913
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        8,456,949      3.764477      31,835,988
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        9,730,753      3.260543      31,727,540
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges           77,663     20.055023       1,557,542
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           89,170     14.524923       1,295,188
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           88,093     25.232430       2,222,808
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           75,865     23.147960       1,756,122
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           57,152     17.897193       1,022,857
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges           --              2.05%             26.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.88%            (37.11)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.60%              5.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.66%             15.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.88%              4.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges           --              1.70%             38.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.31%            (42.44)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.48%              9.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.60%             29.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.24%             18.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges        4,137,654     $2.893130     $11,970,772
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        5,362,313      2.167800      11,624,422
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        5,872,850      3.753520      22,043,860
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        6,082,069      2.945663      17,915,727
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        6,189,142      2.366771      14,648,282
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP HLS FUND
 2009  Lowest contract charges        3,225,718      3.549140      11,448,525
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        3,898,288      2.710162      10,564,993
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        5,282,178      4.190281      22,133,811
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        6,229,261      3.634263      22,638,771
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        6,435,492      3.252335      20,930,375
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges           --              1.90%             33.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.20%            (42.25)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.18%             27.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.70%             24.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              14.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP HLS FUND
 2009  Lowest contract charges           --              0.53%             30.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.47%            (35.32)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.45%             15.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.11%             11.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.40%             16.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2009  Lowest contract charges           88,971    $16.726572      $1,488,183
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          110,777     11.600671       1,285,093
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          124,336     19.402626       2,412,450
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          131,295     18.998199       2,494,362
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          132,419     16.116626       2,134,147
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges       20,852,422      1.796639      37,464,275
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       22,166,465      1.795505      39,799,999
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       14,796,853      1.757923      26,011,728
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       14,790,918      1.675089      24,776,105
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       14,550,657      1.599845      23,278,797
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2009  Lowest contract charges           --              0.80%             44.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.76%            (40.21)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.44%              2.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.95%             17.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.58%              9.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges           --              0.07%              0.06%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.96%              2.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              4.81%              4.95%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.60%              4.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.77%              2.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges        3,544,161     $1.955060      $6,929,046
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        4,682,220      1.512167       7,080,299
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        5,076,418      2.545893      12,924,017
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        5,009,502      2.228805      11,165,202
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        6,311,609      1.947811      12,293,821
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges        6,798,595      3.278812      22,291,314
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        7,963,174      2.316588      18,447,394
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        9,146,137      4.073434      37,256,185
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       10,375,158      3.846378      39,906,781
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       11,361,659      3.354778      38,115,844
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2009  Lowest contract charges          598,684     10.293920       6,162,808
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          496,367      9.957373       4,942,511
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges           --              0.01%             29.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.10%            (40.60)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.24%             14.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.17%             14.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              21.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges           --              1.56%             41.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.01%            (43.13)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.99%              5.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.33%             14.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.87%              9.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2009  Lowest contract charges           --              0.03%              3.38%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              8.15%             (0.59)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                  116,958      $15.297498        $1,789,167
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  200,046       10.424442         2,085,367
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  161,260       17.686037         2,852,049
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  167,032       18.873752         3,152,515
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  205,345       15.857149         3,256,184
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2009  Lowest contract charges                   62,538       10.774410           673,813
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   72,550        8.730699           633,409
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   65,309       11.828624           772,512
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   11,867       11.466028           136,072
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                       --              --                --
    Highest contract charges                        764       10.009346             7,642
    Remaining contract charges                       --              --                --
LORD ABBETT BOND-DEBENTURE FUND
 2009  Lowest contract charges                   46,425       11.326127           525,819
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    5,059        8.432890            42,659
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                  --               0.92%              46.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.03%             (41.06)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.17%              (6.29)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.22%              19.02%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.49%               8.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2009  Lowest contract charges                  --               3.66%              23.41%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               4.32%             (26.19)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.88%               3.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               5.15%              14.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                  --
    Highest contract charges                    --              20.38%               0.51%
    Remaining contract charges                  --                 --                  --
LORD ABBETT BOND-DEBENTURE FUND
 2009  Lowest contract charges                  --              10.99%              34.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --              14.05%             (18.23)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2009  Lowest contract charges                   29,034       $9.509797          $276,109
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   35,557        7.998229           284,397
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   26,664       12.579832           335,423
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   20,139       12.161720           244,921
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      128       10.370449             1,323
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS INVESTORS TRUST SERIES
 2009  Lowest contract charges                   17,391       11.048366           192,145
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   30,246        8.706510           263,335
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                    4,843       13.010156            63,002
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                      737       11.794638             8,695
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS NEW DISCOVERY SERIES
 2009  Lowest contract charges                   38,859       15.610690           606,618
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   20,524        9.566346           196,335
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   18,516       15.767530           291,956
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   20,168       15.380400           310,194
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   82,994       13.585071         1,127,475
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2009  Lowest contract charges                  --               0.97%              18.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.80%             (36.42)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.30%               3.44%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.43%              17.27%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               5.85%               2.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS INVESTORS TRUST SERIES
 2009  Lowest contract charges                  --               2.01%              26.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.70%             (33.08)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.63%              10.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.04%              12.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS NEW DISCOVERY SERIES
 2009  Lowest contract charges                  --                 --               63.18%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (39.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                2.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               13.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                5.25%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2009  Lowest contract charges                  144,204      $13.218935        $1,906,217
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  165,688       11.199735         1,855,660
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  174,590       14.382866         2,511,104
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  165,378       13.801173         2,282,404
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  175,685       12.334140         2,166,928
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS VALUE SERIES
 2009  Lowest contract charges                   24,307        9.044166           219,833
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   10,265        7.370068            75,653
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS RESEARCH BOND SERIES FUND
 2009  Lowest contract charges                    3,173       11.668778            37,026
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                   10,942        9.299431           101,755
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    1,572        5.909437             9,288
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 2009  Lowest contract charges                   26,544        8.769934           232,791
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   25,140        6.302084           158,436
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   37,869       10.757939           407,388
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS TOTAL RETURN SERIES
 2009  Lowest contract charges                  --               3.79%              18.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               3.09%             (22.13)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.50%               4.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.30%              11.89%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.67%               2.82%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS VALUE SERIES
 2009  Lowest contract charges                  --               1.27%              22.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (30.19)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS RESEARCH BOND SERIES FUND
 2009  Lowest contract charges                  --                 --               16.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                  --                 --               57.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.12%             (44.99)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 2009  Lowest contract charges                  --               1.20%              39.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.79%             (41.42)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                0.26%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND
 2009  Lowest contract charges                   34,679      $10.001462          $346,839
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   33,362        6.938164           231,472
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   33,740       12.768186           430,804
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   25,978       11.214030           291,316
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      917       10.414050             9,546
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2009  Lowest contract charges                   93,960       11.088193         1,041,850
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   88,935        7.956807           707,638
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   71,763       13.334725           956,935
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   50,783       12.570301           638,356
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    5,080       10.710592            54,407
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND
 2009  Lowest contract charges                  --               0.01%              44.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (45.66)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.01%              13.86%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.01%               7.68%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.86%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2009  Lowest contract charges                  --               1.76%              39.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.15%             (40.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.01%               6.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.27%              17.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                4.57%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 2009  Lowest contract charges                   33,167       $9.731208          $322,758
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   32,111        7.602822           244,132
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   29,858       12.387474           369,859
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    4,329       11.893698            51,488
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      462       10.364164             4,784
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2009  Lowest contract charges                    7,996        9.358432            74,829
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    5,513        6.836775            37,692
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT DIVERSIFIED INCOME FUND
 2009  Lowest contract charges                   16,665       11.171885           186,177
    Highest contract charges                     18,730       23.175409           434,082
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    5,548        7.191250            39,894
    Highest contract charges                     21,948       14.968756           328,537
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   29,408       21.692473           637,939
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   31,711       20.819828           660,224
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   36,650       19.530112           715,783
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 2009  Lowest contract charges                  --               1.54%              28.00%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.22%             (38.63)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.36%               4.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.24%              14.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                2.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2009  Lowest contract charges                  --               0.43%              36.88%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (35.18)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT DIVERSIFIED INCOME FUND
 2009  Lowest contract charges                  --               2.00%              55.35%
    Highest contract charges                    --               7.32%              54.83%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (29.96)%
    Highest contract charges                    --               6.49%             (31.00)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.05%               4.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               5.89%               6.60%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               7.78%               3.28%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2009  Lowest contract charges                   49,240      $26.783076        $1,318,794
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   60,372       19.786145         1,194,530
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   84,050       29.602231         2,488,079
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   96,878       28.694786         2,779,901
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  125,619       25.385139         3,188,847
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT GLOBAL EQUITY FUND
 2009  Lowest contract charges                  274,881       23.229823         6,385,436
    Highest contract charges                      2,180       13.675389            29,809
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  330,704       17.847130         5,902,118
    Highest contract charges                      2,090       10.521629            21,985
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  388,661       32.591358        12,666,991
    Highest contract charges                      1,679       19.251565            32,318
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  455,485       29.800420        13,573,633
    Highest contract charges                      1,455       17.658324            25,698
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  540,385       24.129019        13,038,961
    Highest contract charges                      1,929       14.331216            27,651
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2009  Lowest contract charges                  --               6.45%              35.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               4.49%             (33.16)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.72%               3.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.12%              13.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.40%               7.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT GLOBAL EQUITY FUND
 2009  Lowest contract charges                  --               0.19%              30.16%
    Highest contract charges                    --                 --               29.97%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.86%             (45.24)%
    Highest contract charges                    --               2.40%             (45.35)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.27%               9.37%
    Highest contract charges                    --               2.01%               9.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.58%              23.50%
    Highest contract charges                    --               0.38%              23.22%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.02%               9.09%
    Highest contract charges                    --               0.37%               8.78%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 2009  Lowest contract charges                   20,968      $11.514849          $241,447
    Highest contract charges                    507,304       28.044583        14,227,125
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   19,395        8.870392           172,038
    Highest contract charges                    613,916       21.545827        13,227,319
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   17,095       14.469512           247,358
    Highest contract charges                    723,548       35.071434        25,375,850
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   14,234       15.399391           219,190
    Highest contract charges                    846,425       37.228527        31,511,147
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    7,307       13.285600            97,079
    Highest contract charges                    976,979       32.040356        31,302,740
    Remaining contract charges                       --              --                --
PUTNAM VT GLOBAL HEALTH CARE FUND
 2009  Lowest contract charges                   20,619       15.065962           310,638
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   25,448       11.913774           303,179
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   30,430       14.336048           436,251
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   35,740       14.388482           514,252
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   41,939       13.960596           585,495
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 2009  Lowest contract charges                  --               2.66%              29.81%
    Highest contract charges                    --               3.14%              30.16%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.09%             (38.70)%
    Highest contract charges                    --               2.63%             (38.57)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.23%              (6.04)%
    Highest contract charges                    --               1.58%              (5.79)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.31%              15.91%
    Highest contract charges                    --               1.80%              16.19%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.14%               5.23%
    Highest contract charges                    --               1.79%               5.50%
    Remaining contract charges                  --                 --                  --
PUTNAM VT GLOBAL HEALTH CARE FUND
 2009  Lowest contract charges                  --                 --               26.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (16.90)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.13%              (0.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.53%               3.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.34%              13.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 2009  Lowest contract charges                  170,299      $28.889334        $4,919,825
    Highest contract charges                     56,228       15.722517           884,045
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  189,403       19.219456         3,640,215
    Highest contract charges                     63,498       10.468992           664,760
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  227,189       25.975431         5,901,342
    Highest contract charges                     60,240       14.160292           853,019
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  269,305       25.143715         6,771,321
    Highest contract charges                     57,876       13.775449           797,272
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  310,861       22.734033         7,067,115
    Highest contract charges                     33,273       12.463889           414,717
    Remaining contract charges                       --              --                --
PUTNAM VT INCOME FUND
 2009  Lowest contract charges                  196,794       25.224094         4,963,943
    Highest contract charges                     52,362       13.055246           683,602
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  261,941       17.133269         4,487,907
    Highest contract charges                     54,137        8.902167           481,938
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  300,002       22.479655         6,743,930
    Highest contract charges                     42,901       11.701925           502,028
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  297,132       21.318359         6,334,359
    Highest contract charges                     29,866       11.120988           332,140
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  307,922       20.337007         6,262,201
    Highest contract charges                     20,861       10.640021           221,964
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 2009  Lowest contract charges                  --              10.37%              50.31%
    Highest contract charges                    --              10.18%              50.18%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --              10.06%             (26.01)%
    Highest contract charges                    --               8.91%             (26.07)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               8.19%               3.31%
    Highest contract charges                    --               7.20%               2.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               8.03%              10.60%
    Highest contract charges                    --               5.48%              10.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               8.59%               3.47%
    Highest contract charges                    --               7.34%               3.10%
    Remaining contract charges                  --                 --                  --
PUTNAM VT INCOME FUND
 2009  Lowest contract charges                  --               6.11%              47.22%
    Highest contract charges                    --               5.43%              46.65%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               7.09%             (23.78)%
    Highest contract charges                    --               6.54%             (23.93)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.22%               5.45%
    Highest contract charges                    --               4.73%               5.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.49%               4.83%
    Highest contract charges                    --               3.90%               4.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.45%               2.60%
    Highest contract charges                    --               2.98%               2.36%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2009  Lowest contract charges                   10,558      $15.194392          $160,427
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   11,800       12.021934           141,855
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   12,929       22.199807           287,015
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   24,728       20.691059           511,657
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   27,245       16.212019           441,691
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2009  Lowest contract charges                  327,078       15.354650         5,022,175
    Highest contract charges                     16,223       14.928049           242,181
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  388,356       12.283717         4,770,460
    Highest contract charges                     19,722       11.977464           236,225
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                       --       21.872886                --
    Highest contract charges                     17,226       21.369414           368,101
    Remaining contract charges                  399,163              --         8,730,839
 2006  Lowest contract charges                       --       18.422748                --
    Highest contract charges                     12,951       19.719498           255,395
    Remaining contract charges                  453,328              --         9,129,476
 2005  Lowest contract charges                  524,981       15.728136         8,256,972
    Highest contract charges                      6,212       15.439804            95,918
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2009  Lowest contract charges                  --                 --               26.39%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.19%             (45.85)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.13%               7.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.41%              27.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.06%              14.33%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2009  Lowest contract charges                  --                 --               25.00%
    Highest contract charges                    --                 --               24.63%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.50%             (43.84)%
    Highest contract charges                    --               2.04%             (43.95)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                8.61%
    Highest contract charges                    --               2.56%               8.37%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               28.04%
    Highest contract charges                    --               0.53%              27.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.68%              12.45%
    Highest contract charges                    --               1.12%              12.20%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2009  Lowest contract charges                    7,473      $15.550584          $116,216
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    9,685       11.206894           108,540
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   13,449       19.444746           261,504
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   14,846       17.128684           254,293
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   18,814       13.548679           254,903
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT INVESTORS FUND
 2009  Lowest contract charges                   18,762        9.243957           173,438
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   23,939        7.046749           168,693
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   35,393       11.636062           411,839
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   43,534       12.236223           532,688
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   51,180       10.711383           548,214
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2009  Lowest contract charges                  --               1.92%              38.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.12%             (42.37)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.09%              13.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.54%              26.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.93%              18.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT INVESTORS FUND
 2009  Lowest contract charges                  --               1.50%              31.18%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.57%             (39.44)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.59%              (4.91)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.67%              14.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.24%               9.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 2009  Lowest contract charges                   63,958       $1.802303          $115,272
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   76,218        1.796082           136,895
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   93,606        1.746726           163,505
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  116,312        1.662379           193,354
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  137,199        1.588794           217,981
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT NEW OPPORTUNITIES FUND
 2009  Lowest contract charges                    2,228       12.988059            28,937
    Highest contract charges                    380,131       21.099132         8,020,444
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    2,088        9.829288            20,526
    Highest contract charges                    427,519       15.925954         6,808,655
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                    2,095       16.046422            33,617
    Highest contract charges                    519,626       25.945436        13,481,922
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    1,144       15.175568            17,355
    Highest contract charges                    580,264       24.472443        14,200,480
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    1,666       13.979089            23,284
    Highest contract charges                    638,930       22.488065        14,368,299
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 2009  Lowest contract charges                  --               0.36%               0.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.81%               2.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               4.93%               5.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.51%               4.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.58%               2.79%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT NEW OPPORTUNITIES FUND
 2009  Lowest contract charges                  --               0.36%              32.14%
    Highest contract charges                    --               0.67%              32.48%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (38.75)%
    Highest contract charges                    --               0.31%             (38.62)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                5.74%
    Highest contract charges                    --               0.16%               6.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                8.56%
    Highest contract charges                    --               0.17%               8.82%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.07%              10.00%
    Highest contract charges                    --               0.37%              10.32%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2009  Lowest contract charges                   45,522       $8.215811          $374,002
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   48,023        6.246201           299,960
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   41,754       10.300530           430,083
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   17,547       11.801519           207,076
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    1,631       10.061432            16,411
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2009  Lowest contract charges                   11,413       12.059130           137,631
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   15,122        9.580101           144,875
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   17,247       16.092548           277,550
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   31,998       15.910698           509,110
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   47,141       14.177205           668,326
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2009  Lowest contract charges                  --               1.65%              31.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.35%             (39.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.40%             (12.72)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.18%              17.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                0.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2009  Lowest contract charges                  --               5.06%              25.88%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               5.05%             (40.47)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.54%               1.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.81%              12.23%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.30%               4.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 2009  Lowest contract charges                   25,962      $28.580962          $742,011
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   36,228       26.547468           961,753
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   41,125       38.103792         1,567,002
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   46,977       31.688447         1,488,632
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   50,488       24.890887         1,256,682
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT VISTA FUND
 2009  Lowest contract charges                   29,232       10.772051           314,885
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   15,937        7.744085           123,417
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   18,346       14.185345           260,245
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   22,747       13.629598           310,038
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   25,729       12.891632           331,683
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 2009  Lowest contract charges                  --               4.59%               7.66%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.49%             (30.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.89%              20.25%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.12%              27.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.15%               8.94%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT VISTA FUND
 2009  Lowest contract charges                  --               0.17%              39.10%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (45.41)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                4.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                5.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               12.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2009  Lowest contract charges                  576,159      $35.386121       $20,388,031
    Highest contract charges                     24,139       14.293431           345,030
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  689,258       21.538000        14,845,241
    Highest contract charges                     24,212        8.721088           211,151
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  785,127       34.117626        26,786,655
    Highest contract charges                     23,060       13.849855           319,371
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  902,677       32.251178        29,112,385
    Highest contract charges                     20,704       13.125279           271,745
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,043,240       30.510819        31,830,092
    Highest contract charges                     13,947       12.448612           173,625
    Remaining contract charges                       --              --                --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2009  Lowest contract charges                   45,538       15.395267           701,067
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   47,446       10.572218           501,615
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   48,768       16.311191           795,465
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   33,514       18.033203           604,366
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   26,080       15.651902           408,203
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2009  Lowest contract charges                  --               1.15%              64.30%
    Highest contract charges                    --               0.83%              63.90%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.29%             (36.87)%
    Highest contract charges                    --                 --              (37.03)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.03%               5.79%
    Highest contract charges                    --                 --                5.52%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.38%               5.70%
    Highest contract charges                    --               0.10%               5.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.93%               5.94%
    Highest contract charges                    --               0.55%               5.69%
    Remaining contract charges                  --                 --                  --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2009  Lowest contract charges                  --               0.59%              45.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.47%             (35.18)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               (9.55)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.07%              15.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               10.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges                   37,954      $14.430719          $547,698
    Highest contract charges                     16,322       13.861395           226,243
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   87,743       11.322627           993,486
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   52,576       16.442989           864,502
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  138,326       15.934960         2,204,213
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   56,284       13.408382           754,677
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2009  Lowest contract charges                   92,965        9.698918           901,661
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   86,205        7.553239           651,130
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   76,587       11.765234           901,060
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   60,893       12.045674           733,493
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    2,368       10.380228            24,585
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges                  --               1.08%              27.45%
    Highest contract charges                    --               1.40%              38.61%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.75%             (31.14)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.25%               3.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.90%              18.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.85%               5.51%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2009  Lowest contract charges                  --               4.34%              28.41%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.17%             (35.80)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.41%              (2.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.79%              16.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                4.28%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative charges and Riders (if applicable). These fees are assessed as a direct redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.50% to 1.40% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from $7.50 to $25 per year for administrative services provided by the Company.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       - Enhanced No Lapse Guarantee Rider (per $1,000 of face amount) $0.01 - $0.10

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.14 - $999.96

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.04 - $0.199

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $0.083 - $0.183

       - Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $0.68 - $125.71

       -   Guaranteed Withdrawal Benefit 0.75%

       -   Waiver of Scheduled Premium Option Rider (each time waived) 11.00%

       - Lifetime No Lapse Guarantee Rider (per $1,000 of the face amount) $0.01 - $0.06

       - LifeAccess Accelerated Benefit Rider (per 1,000 of the benefit net amount at risk) $0.041 - $14.738

       -   Accelerated Death Benefit Rider $300.00

       -   Child Insurance Rider (per $1,000 of coverage) $6.00

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for other-than-temporary impairments in 2009 and for the fair value measurement of financial instruments in 2008.

Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                           FOR THE YEARS ENDED
                                                               DECEMBER 31,
                                                     2009          2008          2007
                                                              (IN MILLIONS)
-------------------------------------------------------------------------------------------
REVENUES
 Fee income and other                                $3,752        $4,155       $4,470
 Earned premiums                                        377           984          983
 Net investment income (loss)
 Securities available-for-sale and other              2,505         2,588        3,056
 Equity securities held for trading                     343          (246)           1
 Total net investment income                          2,848         2,342        3,057
 Net realized capital gains (losses):
 Total other-than-temporary impairment ("OTTI")
  losses                                             (1,722)       (1,888)        (339)
 OTTI losses recognized in other comprehensive
  income                                                530            --           --
                                                    -------       -------       ------
 Net OTTI losses recognized in earnings              (1,192)       (1,888)        (339)
 Net realized capital gains (losses), excluding
  net OTTI losses recognized in earnings                315        (3,875)        (595)
                                                    -------       -------       ------
                 TOTAL NET REALIZED CAPITAL LOSSES     (877)       (5,763)        (934)
                                                    -------       -------       ------
                                    TOTAL REVENUES    6,100         1,718        7,576
                                                    -------       -------       ------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment expenses         3, 716         4,047        3,982
 Benefits, loss and loss adjustment expenses --
  returns credited on International unit-linked
  bonds and pension products                            343          (246)           1
 Insurance expenses and other                         1,850         1,940        1,832
 Amortization of deferred policy acquisition costs
  and present value of future profits                 3,727         1,620          605
 Goodwill impairment                                     --           184           --
 Dividends to policyholders                              12            13           11
                                                    -------       -------       ------
               TOTAL BENEFITS, LOSSES AND EXPENSES    9,648         7,558        6,431
                                                    -------       -------       ------
           INCOME (LOSS) BEFORE INCOME TAX EXPENSE   (3,548)       (5,840)       1,145
 Income tax expense (benefit)                        (1,401)       (2,181)         252
                                                    -------       -------       ------
                                 NET INCOME (LOSS)   (2,147)      $(3,659)        $893
                                                    -------       -------       ------
       LESS: NET (INCOME) LOSS ATTRIBUTABLE TO THE
                           NONCONTROLLING INTEREST      (10)          105           (7)
                                                    -------       -------       ------
   NET INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE
                                 INSURANCE COMPANY  $(2,157)      $(3,554)        $886
                                                    -------       -------       ------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2009              2008
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $44,284 and
  $48,444)                                        $40,403           $39,560
 Equity securities, held for trading, at
  fair value (cost of $2,359 and $1,830)            2,443             1,634
 Equity securities, available for sale, at
  fair value (cost of $447 and $614)                  419               434
 Policy loans, at outstanding balance               2,120             2,154
 Mortgage loans (net of allowances for loan
  losses of $260 and $13)                           4,304             4,896
 Limited partnership and other alternative
  investments                                         759             1,033
 Other investments                                    338             1,237
 Short-term investments                             5,128             5,742
                                              -----------       -----------
                           TOTAL INVESTMENTS       55,914            56,690
                                              -----------       -----------
 Cash                                                 793               661
 Premiums receivable and agents' balances,
  net                                                  69                25
 Reinsurance recoverables, net                      3,140             3,195
 Deferred income taxes, net                         3,066             3,444
 Deferred policy acquisition costs and
  present value of future profits                   5,779             9,944
 Goodwill                                             470               462
 Other assets                                       1,709             3,267
 Separate account assets                          150,380           130,171
                                              -----------       -----------
                                TOTAL ASSETS     $221,320          $207,859
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses       11,318            10,602
 Other policyholder funds and benefits
  payable                                          43,526            52,647
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,419             1,613
 Consumer notes                                     1,136             1,210
 Other liabilities                                  6,245             8,373
 Separate account liabilities                     150,380           130,171
                                              -----------       -----------
                           TOTAL LIABILITIES      215,024           204,616
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,457             6,157
 Accumulated other comprehensive loss, net
  of tax                                           (1,941)           (4,531)
 Retained earnings                                   (287)            1,446
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        6,235             3,078
                                              -----------       -----------
 Noncontrolling interest                               61               165
                                              -----------       -----------
                                TOTAL EQUITY        6,296             3,243
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $221,320          $207,859
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                  NET UNREALIZED          NET (LOSS)
                                                                     CAPITAL             GAIN ON CASH             FOREIGN
                                  COMMON                          GAINS (LOSSES)         FLOW HEDGING            CURRENCY
                                   STOCK           CAPITAL        ON SECURITIES,         INSTRUMENTS,           TRANSLATION
                                                   SURPLUS          NET OF TAX            NET OF TAX               ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
 Net loss
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                       3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
 Cumulative translation
  adjustments                                                                                                        115
                                                                                                                   -----
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax                                                                   (462)
                                                                      ------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             ------                 -----                 -----
2008
Balance, December 31, 2007           $6            $3,746              $(318)                $(137)                   $8
Comprehensive income
 Net loss
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                      (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
 Cumulative translation
  adjustments                                                                                                       (173)
Total other comprehensive
 loss
 Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             ------                 -----                 -----
2007
Balance, December 31, 2006
Comprehensive income                 $6            $3,317               $503                 $(210)                  $(4)
 Net income
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        (821)
 Net loss on cash flow
  hedging instruments                                                                           73
 Cumulative translation
  adjustments                                                                                                         12
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                               429
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2007        $6            $3,746              $(318)                $(137)                   $8
                                    ---            ------             ------                 -----                 -----


                                                                                  NON-
                                                           TOTAL              CONTROLLING
                                   RETAINED            STOCKHOLDER'S            INTEREST          TOTAL
                                   EARNINGS                EQUITY              (NOTE 17)          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
 Net loss                           (2,157)                (2,157)                                (2,157)
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
 Cumulative translation
  adjustments                                                 115                                    115
                                                           ------
Total other comprehensive
 income                                                     3,052                                  3,052
 Total comprehensive income                                   895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
 Cumulative effect of
  accounting changes, net of
  tax                                  462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61             6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
 Net loss                           (3,554)                (3,554)                                (3,554)
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                           (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
 Cumulative translation
  adjustments                                                (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
 Total comprehensive loss                                  (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
 Cumulative effect of
  accounting changes, net of
  tax                                   (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------
2007
Balance, December 31, 2006
Comprehensive income                $4,894                 $8,506                 $142            $8,648
 Net income                            886                    886                                    886
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                             (821)                                  (821)
 Net loss on cash flow
  hedging instruments                                          73                                     73
 Cumulative translation
  adjustments                                                  12                                     12
                                                           ------                                 ------
Total other comprehensive
 income                                                      (736)                                  (736)
                                                           ------                                 ------
 Total comprehensive income                                   150                                    150
Capital contribution from
 parent                                                       429                                    429
Dividends declared                    (461)                  (461)                                  (461)
 Cumulative effect of
  accounting changes, net of
  tax                                   (4)                    (4)                                    (4)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                106               106
                                                                                  ----            ------
Noncontrolling income (loss)                                                         7                 7
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2007       $5,315                 $8,620                 $255            $8,875
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(1,739), $2,416 and $443 for the years ended December 31, 2009, 2008 and 2007, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $157, $(310) and $(39) for the years ended December 31, 2009, 2008 and 2007, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1,076), $(1,396), and $(135) for the years ended December 31, 2009, 2008 and 2007, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1st reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income(loss)                     $(2,147)       $(3,659)          $893
 ADJUSTMENTS TO RECONCILE NET
  INCOME(LOSS) TO NET CASH PROVIDED
  BY OPERATING ACTIVITIES
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               3,727          1,620            605
 Additions to deferred policy
  acquisition costs and present
  value of future profits                (674)        (1,258)        (1,557)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and loss
  adjustment expenses                     574          1,161          1,228
 Reinsurance recoverables                  66            (29)          (235)
 Receivables and other assets             (20)            66            188
 Payables and accruals                    420           (369)           585
 Accrued and deferred income taxes       (797)        (2,166)          (112)
 Net realized capital losses              877          5,763            934
 Net receipts from investment
  contracts related to policyholder
  funds -- International unit-
  linked bonds and pension products       804            396            867
 Net increase in equity securities
  held for trading                       (809)          (386)          (877)
 Depreciation and amortization            173             78            441
 Goodwill impairment                       --            184             --
 Other, net                               328           (190)          (345)
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               OPERATING ACTIVITIES    $2,522         $1,211         $2,615
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments, available for sale     $37,224        $12,104        $19,094
 Equity securities,
  available-for-sale                      162            140            315
 Mortgage loans                           413            325            958
 Partnerships                             173            250            175
 Payments for the purchase of:
 Fixed maturities and short-term
  investments, available for sale     (35,519)       (18,216)       (22,027)
 Equity securities,
  available-for-sale                      (61)          (144)          (484)
 Mortgage loans                          (197)        (1,067)        (2,492)
 Partnerships                            (121)          (330)          (607)
 Derivative net                          (520)         1,170           (274)
 Purchase price of businesses
  acquired                                 --            (78)           (10)
 Change in policy loans, net               34           (139)            (6)
 Change in payables for collateral
  under securities lending, net        (1,805)          (974)         1,306
 Change in all other, net                  25            362)          (320)
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES     $(192)       $(6,597)       $(4,372)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                  13,398         22,449        .33,282
 Withdrawals and other deductions
  from investment and universal
  life-type contracts                 (23,487)       (28,105)       (31,299)
 Net transfers (to)/from separate
  accounts related to investment
  and universal life-type contracts     6,805          7,074           (607)
 Issuances (repayments) of
  structured financing                   (189)         2,001             --
 Capital contributions (1),(2)          1,397          2,231            397
 Dividends paid (1)                       (33)          (299)          (459)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                          (74)           401            551
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               FINANCING ACTIVITIES   $(2,183)        $5,752         $1,865
                                     --------       --------       --------
 Impact of foreign exchange               (15)          (128)             3
 Net (decrease) increase in cash          132            238            111
 Cash -- beginning of year                661            423            312
                                     --------       --------       --------
 Cash -- end of year                     $793           $661           $423
                                     --------       --------       --------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash Paid (Received) During
  the Year for:
 Income taxes                           $(282)         $(183)          $329

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1st reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the U.S. ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued; valuation of investments and derivative instruments, evaluation of other-than-temporary impairments on available-for-sale securities; and contingencies relating to corporate litigation and regulatory matters; goodwill impairment and valuation allowance on deferred tax assets. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2009 and through the Consolidated Financial Statement issuance date of February 23, 2010. The Company has not evaluated subsequent events after that date for presentation in these Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the Financial Accounting Standards Board ("FASB") updated the guidance related to the recognition and presentation of other-than-temporary impairments. The Company adopted this new guidance for its interim reporting period ending on June 30, 2009 and upon adoption of this guidance, the Company recognized a $462, net of tax and deferred acquisition costs, increase to Retained Earnings with an offsetting decrease in Accumulated Other Comprehensive Income. See Note 4 for the Company's accounting policy and disclosures.

NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS

A noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. This updated guidance establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to:
(a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. This guidance applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. Upon adoption of this guidance on January 1, 2009, the Company reclassified $142 of noncontrolling interest, recorded in other liabilities, to equity as of January 1, 2007. The adoption of this guidance resulted in certain reclassifications of noncontrolling interests within the Company's Consolidated Statements of Operations. See Note 4 for the Company's accounting policy and disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

AMENDMENTS TO CONSOLIDATION GUIDANCE FOR VIES

In June 2009, the FASB issued accounting guidance which amends the current quantitative consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both the (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) The obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued a proposed amendment to this guidance in January 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies.

The Company adopted this updated guidance on January 1, 2010, the effective date. As a result of adoption, in addition to those VIEs the Company currently consolidates under the old guidance, the Company determined it will consolidate a Company sponsored collateralized debt obligation ("CDO") and a Company sponsored collateralized loan obligation ("CLO") that are VIEs. The Company expects the impact of these consolidations on its consolidated financial statements to be an increase in assets and increase in liabilities of approximately $350 million. The Company concluded that it has control over the activities that most significantly impact the economic performance of these VIEs as they provide collateral management services, earn a fee for these services and also have investments issued by the entities. These vehicles issued debt and the debt holders have no recourse to the general credit of the Company. The Company's maximum exposure to loss for these vehicles is their investment in the entities, fair valued at $240 million as of December 31, 2009.

The Company's has investments in mutual funds, limited partnerships and other alternative investments including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the proposed deferral of this new consolidation guidance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

ACCOUNTING POLICY                                                      Note
--------------------------------------------------------------------------------
Fair Value Measurements                                                   3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7% as of December 31, 2009, 2008 and 2007 of total life insurance in-force. Dividends to policyholders were $12, $13 and $11 for the years ended December 31, 2009, 2008 and 2007, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to series of The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; and The Hartford Income Shares Fund, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds and 1 closed-end fund, as of December 31, 2009. The Company charges fees to these funds, which are recorded as revenue by the Company. These funds are registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Company, through its wholly-owned subsidiaries, also provides investment management and administrative services (for which it receives revenue) for 18 mutual funds established under the laws of the Province of Ontario, Canada, and registered with the Ontario Securities Commission.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's consolidated financial statements since they are not assets, liabilities and operations of the Company.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance, variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by VIEs issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well as its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock.

For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. See Note 11 for a further discussion of the account for income taxes.

2. SEGMENT INFORMATION

The Company has four reporting segments: the Retail Products Group ("Retail") , Individual Life ("Individual Life"), Retirement Plans ("Retirement Plans") segment, and Institutional Solutions Group ("Institutional").

Retail offers individual variable and fixed market value adjusted ("MVA") annuities and retail mutual funds, 529 college savings plans, Canadian and offshore investments products.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code. Retirement Plans also offers mutual funds to institutional investors.

Institutional provides customized investment, insurance, and income solutions to select markets. Products include stable value contracts, institutional annuities (primarily terminal funding cases), variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals, and mutual funds owned by institutional investors. Furthermore, Institutional offers individual products including structured settlements, single premium immediate annuities, and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer. In addition, Other includes certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA, as well as other International operations.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's segments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other
  considerations
RETAIL
 Individual annuity:
  Individual variable annuity          $1,552         $1,943         $2,225
  Fixed / MVA Annuity                      (3)            (5)             1
 Other                                    138              3             --
                                     --------       --------       --------
 Retail mutual funds                      423            736            751
                                     --------       --------       --------
 Total Retail                           2,110          2,677          2,977
INDIVIDUAL LIFE
 Variable Life                            503            374            379
 Universal Life                           362            376            344
 Term Life                                 37             42             48
                                     --------       --------       --------
 Total Individual Life                    902            792            771
RETIREMENT PLANS
 401(k)                                   286            290            187
 403(b)/457                                38             48             55
                                     --------       --------       --------
 Total Retirement Plans                   324            338            242
INSTITUTIONAL
 IIP                                      386            929          1,018
 PPLI                                     115            118            224
                                     --------       --------       --------
 Total Institutional                      501          1,047          1,242
OTHER                                     292            285            221
                                     --------       --------       --------
 Total Life premiums, fees, and
  other considerations                  4,129          5,139          5,453
                                     --------       --------       --------
 Net investment income                  2,848          2,342          3,057
 Net realized capital losses             (877)        (5,763)          (934)
                                     --------       --------       --------
                         TOTAL LIFE    $6,100         $1,718         $7,576
                                     --------       --------       --------

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                     2009            2008            2007
--------------------------------------------------------------------------------
NET INCOME (LOSS)
 Retail                              $(1,929)        $(1,248)          $809
 Individual Life                           8             (47)           175
 Retirement Plans                       (222)           (157)            61
 Institutional                          (527)           (504)            12
 Other                                   513          (1,598)          (171)
                                   ---------       ---------       --------
                   TOTAL NET LOSS    $(2,157)        $(3,554)          $886
                                   ---------       ---------       --------
NET INVESTMENT INCOME
 Retail                                 $756            $755           $810
 Individual Life                         304             308            331
 Retirement Plans                        315             342            355
 Institutional                           817             988          1,227
 Other                                   656             (51)           334
                                   ---------       ---------       --------
      TOTAL NET INVESTMENT INCOME     $2,848          $2,342         $3,057
                                   ---------       ---------       --------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Retail                               $3,239          $1,347           $404
 Individual Life                         312             166            117
 Retirement Plans                         56              91             58
 Institutional                            17              19             23
 Other                                   103              (3)             3
                                   ---------       ---------       --------
        TOTAL AMORTIZATION OF DAC     $3,727          $1,620           $605
                                   ---------       ---------       --------
INCOME TAX EXPENSE (BENEFIT)
 Retail                              $(1,281)          $(894)          $213
 Individual Life                         (27)            (36)            85
 Retirement Plans                       (143)           (132)            18
 Institutional                          (295)           (283)            (2)
 Other                                   345            (836)           (59)
                                   ---------       ---------       --------
         TOTAL INCOME TAX EXPENSE    $(1,401)        $(2,181)          $255
                                   ---------       ---------       --------

                                                           DECEMBER 31,
                                                      2009              2008
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $100,946           $97,453
 Individual Life                                        14,527            13,347
 Retirement Plans                                       28,180            22,668
 Institutional                                          61,925            59,638
 Other                                                  15,742            14,753
                                                   -----------       -----------
                                     TOTAL ASSETS     $221,320          $207,859
                                                   -----------       -----------

3. FAIR VALUE MEASUREMENTS

FAIR VALUE DISCLOSURES

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturities and equity securities, available-for-sale ("AFS"), equity securities, trading, short-term investments, freestanding and embedded derivatives, and separate account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS"), commercial mortgage- backed securities ("CMBS"), commercial real estate ("CRE") collateralized debt obligations ("CDOs"), residential mortgage-backed securities ("RMBS") primarily below prime loans, and private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets (i.e., below-prime
RMBS).

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level.

                                                                         DECEMBER 31, 2009
                                                         QUOTED PRICES IN               SIGNIFICANT               SIGNIFICANT
                                                        ACTIVE MARKETS FOR              OBSERVABLE               UNOBSERVABLE
                                                         IDENTICAL ASSETS                 INPUTS                    INPUTS
                                      TOTAL                 (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
ABS                                     $1,903                     $ --                     $1,406                      $497
CDOs                                     2,165                       --                         56                     2,109
CMBS                                     5,365                       --                      5,096                       269
Corporate                               23,667                       --                     18,428                     5,239
Foreign government/government
 agencies                                  846                       --                        766                        80
States, municipalities and
 political subdivisions
 ("Municipal")                             780                       --                        562                       218
RMBS                                     3,336                       --                      2,341                       995
U.S. Treasuries                          2,341                      325                      2,016                        --
                                   -----------             ------------                  ---------                 ---------
Total fixed maturities                  40,403                      325                     30,671                     9,407
Equity securities, trading               2,443                    2,443                         --                        --
Equity securities, AFS                     419                      113                        274                        32
Other investments
Variable annuity hedging
 derivatives and macro hedge
 program                                   212                        8                         16                       188
Other derivatives (1)                        8                       --                         (4)                       12
                                   -----------             ------------                  ---------                 ---------
Total other investments                    220                        8                         12                       200
Short-term investments                   5,128                    3,785                      1,343                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB (2)                                1,108                       --                         --                     1,108
Separate account assets (3)            147,418                  112,863                     33,593                       962
                                   -----------             ------------                  ---------                 ---------
    TOTAL ASSETS ACCOUNTED FOR AT
  FAIR VALUE ON A RECURRING BASIS     $197,139                 $119,537                    $65,893                   $11,709
                                   -----------             ------------                  ---------                 ---------
LIABILITIES ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
Guaranteed living benefits             $(3,439)                    $ --                       $ --                   $(3,439)
Institutional notes                         (2)                      --                         --                        (2)
Equity linked notes                        (10)                      --                         --                       (10)
                                   -----------             ------------                  ---------                 ---------
Total other policyholder funds
 and benefits payable                   (3,451)                      --                         --                    (3,451)
Other liabilities (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                   158                       (2)                      (178)                      338
Other derivative liabilities               (45)                      --                        125                      (170)
                                   -----------             ------------                  ---------                 ---------
Total other liabilities                    113                       (2)                       (53)                      168
Consumer notes (5)                          (5)                      --                         --                        (5)
                                   -----------             ------------                  ---------                 ---------
  TOTAL LIABILITIES ACCOUNTED FOR
     AT FAIR VALUE ON A RECURRING
                            BASIS      $(3,343)                     $(2)                      $(53)                  $(3,288)
                                   -----------             ------------                  ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                         DECEMBER 31, 2008
                                                         QUOTED PRICES IN               SIGNIFICANT               SIGNIFICANT
                                                        ACTIVE MARKETS FOR              OBSERVABLE               UNOBSERVABLE
                                                         IDENTICAL ASSETS                 INPUTS                    INPUTS
                                      TOTAL                 (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities                       $39,560                   $3,502                    $27,316                    $8,742
Equity securities, trading               1,634                    1,634                         --                        --
Equity securities, AFS                     434                      148                        227                        59
Other investments
Variable annuity hedging
 derivatives and macro hedge
 program                                   600                       --                         13                       587
Other derivatives (1)                      522                       --                        588                       (66)
                                   -----------             ------------                  ---------                 ---------
Total other investments                  1,122                       --                        601                       521
Short-term investments                   5,742                    4,030                      1,712                        --
Reinsurance recoverable for U.S.
 GMWB                                    1,302                       --                         --                     1,302
Separate account assets (2)            126,367                   94,394                     31,187                       786
                                   -----------             ------------                  ---------                 ---------
    TOTAL ASSETS ACCOUNTED FOR AT
  FAIR VALUE ON A RECURRING BASIS     $176,161                 $103,708                    $61,043                   $11,410
                                   -----------             ------------                  ---------                 ---------
LIABILITIES ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
Guaranteed living benefits             $(9,206)                    $ --                       $ --                   $(9,206)
Institutional notes                        (41)                      --                         --                       (41)
Equity linked notes                         (8)                      --                         --                        (8)
                                   -----------             ------------                  ---------                 ---------
Total other policyholder funds
 and benefits payable                   (9,255)                      --                         --                    (9,255)
Other liabilities
Variable annuity hedging
 derivatives and macro hedge
 program                                 2,201                       --                         14                     2,187
Other derivative liabilities                 5                       --                        173                      (168)
                                   -----------             ------------                  ---------                 ---------
Total Other liabilities (3)              2,206                       --                        187                     2,019
Consumer notes (4)                          (5)                      --                         --                        (5)
                                   -----------             ------------                  ---------                 ---------
  TOTAL LIABILITIES ACCOUNTED FOR
     AT FAIR VALUE ON A RECURRING
                            BASIS      $(7,054)                    $ --                       $187                   $(7,241)
                                   -----------             ------------                  ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2008, $507 of cash collateral liability was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) As of December 31, 2008 excludes approximately $3 billion of investment sales receivable net of investment purchases payable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll-forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity, and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES AND SHORT-TERM INVESTMENTS

The fair value of AFS securities and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation, by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spread levels. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placements brokers.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Internal matrix priced securities, primarily consisting of certain private placement securities, are also classified as Level 3 due to significant non-observable inputs.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Freestanding derivative instruments are reported in the Consolidated Balance Sheets at fair value and are reported in other investments and other liabilities. Embedded derivatives are reported with the host instruments in the Consolidated Balance Sheets. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2009 and 2008, 96% and 95%, respectively, of derivatives, based upon notional values, were priced by valuation models, which utilize independent market data. The remaining derivatives were priced by broker quotations. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, swap interest rates, foreign currency forward and spot rates, credit spreads and correlations, interest and equity volatility and equity index levels. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. and Japan. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIK.K. GMIB, GMWB, and GMAB meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Footnote 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

The Company recognized the following non-market based assumption updates to the living benefits models for the U.S. and International guaranteed living benefits, net of reinsurance:

US GMWB

- The relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in a pre-tax gain (loss) of approximately $481 and $(355), for 2009 and 2008; and

- Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total realized gain before-tax of $495 and $470 for 2009 and 2008; and

- The credit standing adjustment, resulting in a pre-tax gain of approximately $135 and $6 for 2009 and 2008.

INTERNATIONAL GMWB, GMAB, AND GMIB

- Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total realized gain (loss) before-tax of $(264) and $0 for 2009 and 2008; and

- The credit standing adjustment, resulting in a pre-tax gain (loss) of approximately $155 and $(115) for 2009 and 2008.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009            (1),(2),(8)              OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities
ABS                                    $429               $(39)                  $148              $(21)
CDO                                   1,981               (426)                   720              (118)
CMBS                                    263               (170)                   196               (53)
Corporate                             4,421                (56)                   723               552
Foreign govt./govt. agencies             74                 --                     --                19
Municipal                               155                 --                      4                29
RMBS                                  1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
Total fixed maturities                8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
Derivatives (5)
Variable annuity hedging
 derivatives and macro hedge
 program                              2,774             (1,643)                    --              (605)
Other freestanding
 derivatives                           (234)                73                     (4)               16
                                    -------            -------                 ------            ------
Total freestanding
 derivatives                          2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
Guaranteed living benefits          $(9,206)             5,833                    174              (240)
Institutional notes                     (41)                39                     --                --
Equity linked notes                      (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                      CHANGES IN
                                                                      UNREALIZED
                                                                    GAINS (LOSSES)
                                TRANSFERS IN       FAIR VALUE       INCLUDED IN NET
                                   AND/OR             AS OF         INCOME RELATED
                                  (OUT) OF        DECEMBER 31,       TO FINANCIAL
                                 LEVEL 3 (4)          2009         ASSET (LIABILITY)
-----------------------------  -----------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities
ABS                                  $(20)              $497               $(29)
CDO                                   (48)             2,109               (382)
CMBS                                   33                269                (37)
Corporate                            (401)             5,239                (45)
Foreign govt./govt. agencies          (13)                80                 --
Municipal                              30                218                 --
RMBS                                  (42)               995               (220)
                                    -----            -------            -------
Total fixed maturities               (461)             9,407               (713)
Equity securities, AFS                (33)                32                 (1)
Derivatives (5)
Variable annuity hedging
 derivatives and macro hedge
 program                               --                526             (1,170)
Other freestanding
 derivatives                           (9)              (158)               129
                                    -----            -------            -------
Total freestanding
 derivatives                           (9)               368             (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108             (1,565)
Separate accounts (6)                (103)               962                (38)
                                    -----            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
Guaranteed living benefits             --             (3,439)             5,833
Institutional notes                    --                 (2)                39
Equity linked notes                    --                (10)                (2)
                                    -----            -------            -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)             5,870
Consumer notes                         --                 (5)                --
                                    -----            -------            -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                               TOTAL
                                                        REALIZED/UNREALIZED
                                                          GAINS (LOSSES)
                                  FAIR VALUE               INCLUDED IN:                    PURCHASES,
                                     AS OF               NET                               ISSUANCES,
                                  JANUARY 1,           INCOME                                  AND
                                     2008           (1),(2),(11)          OCI (3)          SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $13,558              $(659)           $(3,382)              $526
Equity securities, AFS                  563                  1                (27)                 3
Freestanding derivatives (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                673              2,096                 --                  5
Other freestanding
 derivatives                           (303)              (316)                16                271
                                    -------            -------            -------            -------
Total freestanding
 derivatives                            370              1,780                 16                276
Reinsurance recoverable
 (1),(2),(9)                            238                962                 --                102
Separate accounts (6)                   701               (204)                --                (26)
                                    -------            -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
Total freestanding
 derivatives used to hedge
 U.S. GMWB including those in
 Levels 1, 2 and 3 (10)                 643              3,374                 --             (1,353)
                                    -------            -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits          $(1,692)           $(7,019)             $(248)             $(247)
Institutional notes                     (24)               (17)                --                 --
Equity linked notes                     (21)                13                 --                 --
                                    -------            -------            -------            -------
Total other policyholder
 funds and benefits payable
 accounted for at fair value
 (2)                                 (1,737)            (7,023)              (248)              (247)
Consumer notes                           (5)                 5                 --                 (5)
                                    -------            -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)         $(552)             $(631)              $ --            $(1,377)
                                    -------            -------            -------            -------

                                                                        CHANGES IN
                                                                        UNREALIZED
                                                                      GAINS (LOSSES)
                                                                     INCLUEDED IN NET
                                                                      INCOME RELATED
                                                                       TO FINANCIAL
                                 TRANSFERS IN        FAIR VALUE         INSTRUMENTS
                                    AND/OR              AS OF          STILL HELD AT
                                   (OUT) OF         DECEMBER 31,       DECEMBER 31,
                                  LEVEL 3 (4)           2008             2008 (2)
-----------------------------  -------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)            $8,742              $(515)
Equity securities, AFS                 (481)                59                 (2)
Freestanding derivatives (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                 --              2,774              1,995
Other freestanding
 derivatives                             98               (234)              (225)
                                    -------            -------            -------
Total freestanding
 derivatives                             98              2,540              1,770
Reinsurance recoverable
 (1),(2),(9)                             --              1,302                962
Separate accounts (6)                   315                786                (73)
                                    -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
Total freestanding
 derivatives used to hedge
 U.S. GMWB including those in
 Levels 1, 2 and 3 (10)                  --              2,664              3,374
                                    -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --            $(9,206)           $(7,019)
Institutional notes                      --                (41)               (17)
Equity linked notes                      --                 (8)                13
                                    -------            -------            -------
Total other policyholder
 funds and benefits payable
 accounted for at fair value
 (2)                                     --             (9,255)            (7,023)
Consumer notes                           --                 (5)                 5
                                    -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --            $(2,560)             $(631)
                                    -------            -------            -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/ (liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2009 and 2008 were as follows:

                                           DECEMBER 31,                         DECEMBER 31,
                                               2009                                 2008
                                     CARRYING               FAIR          CARRYING               FAIR
                                      AMOUNT                VALUE          AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                           $2,120               $2,252          $2,154               $2,366
 Mortgage loans                          4,304                3,645           4,896                4,265
                                     ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and
  benefits payable (1)                 $11,919              $12,101         $14,421              $14,158
 Consumer notes                          1,131                1,194           1,210                1,188
                                     ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current incremental lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. The equity investments associated with the variable annuity products offered in the United Kingdom are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2009, 2008 and 2007 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB updated the guidance related to the recognition and presentation of other-than-temporary impairments which modifies the recognition of other-than-temporary impairment ("impairment") losses for debt securities. This new guidance is also applied to certain equity securities with debt-like characteristics (collectively "debt securities"). Under the new guidance, a debt security is deemed to be other-than-temporarily impaired if it meets the following conditions: 1) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or 2) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those other-than-temporarily impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit impairment, which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The remaining non-credit impairment typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. Prior to the adoption of this accounting guidance, the Company recorded the entire difference between the fair value and cost or amortized cost basis of the security in net realized capital losses unless the Company could assert the intent and ability to hold the security for a period sufficient to allow for recovery of fair value to its amortized cost basis.

The Company evaluates whether a credit impairment exists for debt securities by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security,
(b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated interest and principal payments, (d) changes in the financial condition of the security's underlying collateral and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current delinquency rates, loan-to-value ratios and the possibility of obligor re-financing. In addition, for securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property value declines that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, as well as rental rates, occupancy levels, delinquency rates and property values, and debt service coverage ratios. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2009, 2008 and 2007.

Net investment income on equity securities, trading includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statement of Operations in which the cash flows of the hedged item are recorded.

CASH FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company credit exposures are generally quantified daily, netted by counterparty and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, certain currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
(BEFORE-TAX)
Fixed maturities                       $2,094         $2,458         $2,714
Equity securities, AFS                     43             65             54
Mortgage loans                            232            251            227
Policy loans                              136            136            132
Limited partnerships and other
 alternative investments                 (171)          (224)           112
Other investments                         242            (33)          (120)
Investment expenses                       (71)           (65)           (63)
                                     --------       --------       --------
    NET INVESTMENT INCOME EXCLUDING
         EQUITY SECURITIES, TRADING     2,505          2,588          3,056
Equity securities, trading                343           (246)             1
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,848         $2,342         $3,057
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2009, 2008 and 2007, was $276, $(250) and $(17), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
(BEFORE-TAX)
Gross gains on sales                     $364            $383          $187
Gross losses on sales                    (828)           (398)         (142)
Net OTTI losses recognized in
 earnings                              (1,192)         (1,888)         (339)
Japanese fixed annuity contract
 hedges, net (1)                           47              64            18
Periodic net coupon settlements on
 credit derivatives/Japan                 (33)            (34)          (40)
Fair value measurement transition
 impact                                    --            (798)           --
Results of variable annuity hedge
 program
GMWB derivatives, net                   1,505            (687)         (286)
Macro hedge program                      (895)             74           (12)
                                     --------       ---------       -------
Total results of variable annuity
 hedge program                            610            (613)         (298)
GMIB/GMAB/GMWB reinsurance assumed      1,106          (1,986)         (155)
Coinsurance and modified
 coinsurance ceded reinsurance
 contracts                               (577)
                                     --------       ---------       -------
Other, net (2)                           (374)           (493)         (165)
                                     --------       ---------       -------
        NET REALIZED CAPITAL LOSSES     $(877)        $(5,763)        $(934)
                                     --------       ---------       -------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Consists of changes in fair value on non-qualifying derivatives, hedge ineffectiveness on qualifying derivative instruments, foreign currency gains and losses related to the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, valuation allowances and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2009           2008           2007
--------------------------------------------------------------------------------
Fixed maturities
Sale proceeds                         $27,809        $9,366         $12,415
Gross gains                               495           291             246
Gross losses                             (830)         (472)           (135)
Equity securities, AFS
Sale proceeds                            $162          $126            $296
Gross gains                                 2            11              12
Gross losses                              (27)          (21)             (7)

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2009.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2009.

                                                CREDIT
                                              IMPAIRMENT
-------------------------------------------------------------
Balance as of January 1, 2009                       $ --
Credit impairments remaining in retained
 earnings related to adoption of new
 accounting guidance in April 2009                  (941)
Additions for credit impairments
 recognized on (1):
Securities not previously impaired                  (690)
Securities previously impaired                      (201)
Reductions for credit impairments
 previously recognized on:
Securities that matured or were sold
 during the period                                   196
Securities that the Company intends to
 sell or more likely than not will be
 required to sell before recovery                      1
Securities due to an increase in
 expected cash flows                                   3
                                               ---------
         BALANCE AS OF DECEMBER 31, 2009         $(1,632)
                                               ---------

(1) These additions are included in the net OTTI losses recognized in earnings of $1.2 billion in the Consolidated Statements of Operations, as well as impairments on debt securities for which the Company intended to sell and on equity securities.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                DECEMBER 31, 2009
                                COST OR               GROSS                 GROSS
                               AMORTIZED           UNREALIZED            UNREALIZED          FAIR         NON-CREDIT
                                 COST                 GAINS                LOSSES            VALUE         OTTI (1)
----------------------------------------------------------------------------------------------------------------------
ABS                              $2,344                  $31                 $(472)          $1,903           $(26)
CDOs                              3,158                   19                (1,012)           2,165           (123)
CMBS                              6,844                   76                (1,555)           5,365             (8)
Corporate                        23,621                  985                  (939)          23,667            (11)
Foreign govt./govt.
 agencies                           824                   35                   (13)             846             --
Municipal                           971                    3                  (194)             780             --
RMBS                              3,965                   68                  (697)           3,336           (166)
U.S. Treasuries                   2,557                    5                  (221)           2,341             --
                                -------               ------               -------          -------          -----
    TOTAL FIXED MATURITIES       44,284                1,222                (5,103)          40,403           (334)
Equity securities                   447                   38                   (66)             419             --
                                -------               ------               -------          -------          -----
      TOTAL AFS SECURITIES      $44,731               $1,260               $(5,169)         $40,822          $(334)
                                -------               ------               -------          -------          -----

                                                       DECEMBER 31, 2008
                                COST OR               GROSS                GROSS
                               AMORTIZED           UNREALIZED           UNREALIZED           FAIR
                                 COST                 GAINS               LOSSES             VALUE
--------------------------  -----------------------------------------------------------------------
ABS                              $2,790                  $5                 $(819)           $1,976
CDOs                              3,692                   2                (1,713)            1,981
CMBS                              8,243                  21                (2,915)            5,349
Corporate                        21,252                 441                (2,958)           18,735
Foreign govt./govt.
 agencies                         2,094                  86                   (33)            2,147
Municipal                           917                   8                  (220)              705
RMBS                              4,423                  57                  (882)            3,598
U.S. Treasuries                   5,033                  75                   (39)            5,069
                                -------               -----               -------           -------
    TOTAL FIXED MATURITIES       48,444                 695                (9,579)           39,560
Equity securities                   614                   4                  (184)              434
                                -------               -----               -------           -------
      TOTAL AFS SECURITIES      $49,058                $699               $(9,763)          $39,994
                                -------               -----               -------           -------

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had a credit impairment. These losses are included in gross unrealized losses as of December 31, 2009.

The following table presents the Company's fixed maturities by contractual maturity year.

                                                   DECEMBER 31, 2009
                                               AMORTIZED              FAIR
                                                 COST                 VALUE
-----------------------------------------------------------------------------
MATURITY
One year or less                                    $828                 $844
Over one year through five years                   8,555                8,786
Over five years through ten years                  7,436                7,511
Over ten years                                    11,154               10,493
                                               ---------            ---------
Subtotal                                          27,973               27,634
Mortgage-backed and asset-backed
 securities                                       16,311               12,769
                                               ---------            ---------
                                   TOTAL         $44,284              $40,403
                                               ---------            ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2008, the Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity was the Government of Japan, which represented $1.9 billion, or 61% of stockholders' equity, and approximately 3.3% of total invested assets. The Company's second and third largest exposures by issuer were JPMorgan Chase & Company and General Electric Company, which each comprised approximately 0.5% and 0.4%, respectively, of total invested assets.

The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2008 were commercial real estate, basic industry and U.S. government/government agencies which comprised approximately 19%, 12% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)

                                                   DECEMBER 31, 2009
                                                 12 MONTHS OR MORE
                                  AMORTIZED            FAIR           UNREALIZED
                                     COST             VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                 $1,364              $940              $(424)
CDOs                                 2,158             1,291               (867)
CMBS                                 4,001             2,637             (1,364)
Corporate                            4,403             3,691               (712)

                                                 DECEMBER 31, 2009
                                                       TOTAL
                                  AMORTIZED            FAIR           UNREALIZED
                                     COST             VALUE             LOSSES
-----------------------------  -----------------------------------------------------
ABS                                 $1,642            $1,170              $(472)
CDOs                                 3,148             2,136             (1,012)
CMBS                                 5,208             3,653             (1,555)
Corporate                            7,837             6,898               (939)

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
Foreign govt./govt. agencies          $316              $307              $(9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        8,581             7,852             (729)
Equity securities                       65                49              (16)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                    DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------------
Foreign govt./govt. agencies            $30                $26                $(4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        15,063             10,689             (4,374)
Equity securities                       246                196                (50)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                  DECEMBER 31, 2009
                                                        TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  -------------------------------------------------------
Foreign govt./govt. agencies           $346               $333               $(13)
Municipal                               910                716               (194)
RMBS                                  2,352              1,655               (697)
U.S. Treasuries                       2,201              1,980               (221)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        23,644             18,541             (5,103)
Equity securities                       311                245                (66)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $23,955            $18,786            $(5,169)
                                    -------            -------            -------

                                                    DECEMBER 31, 2008
                                                 LESS THAN 12 MONTHS
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-------------------------------------------------------------------------------------------
ABS                                    $873               $705              $(168)
CDOs                                    608                394               (214)
CMBS                                  3,875              2,907               (968)
Corporate                            11,101              9,500             (1,601)
Foreign govt./govt. agencies            788                762                (26)
Municipal                               524                381               (143)
RMBS                                    564                415               (149)
U.S. Treasuries                       3,952              3,913                (39)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        22,285             18,977             (3,308)
Equity securities                       433                296               (137)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $22,718            $19,273            $(3,445)
                                    -------            -------            -------

                                                    DECEMBER 31, 2008
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  -----------------------------------------------------------
ABS                                  $1,790            $1,139              $(651)
CDOs                                  3,068             1,569             (1,499)
CMBS                                  3,978             2,031             (1,947)
Corporate                             4,757             3,400             (1,357)
Foreign govt./govt. agencies             29                22                 (7)
Municipal                               297               220                (77)
RMBS                                  2,210             1,477               (733)
U.S. Treasuries                          38                38                 --
                                    -------            ------            -------
       TOTAL FIXED MATURITIES        16,167             9,896             (6,271)
Equity securities                       136                89                (47)
                                    -------            ------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $16,303            $9,985            $(6,318)
                                    -------            ------            -------

                                                  DECEMBER 31, 2008
                                                        TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  -------------------------------------------------------
ABS                                  $2,663             $1,844              $(819)
CDOs                                  3,676              1,963             (1,713)
CMBS                                  7,853              4,938             (2,915)
Corporate                            15,858             12,900             (2,958)
Foreign govt./govt. agencies            817                784                (33)
Municipal                               821                601               (220)
RMBS                                  2,774              1,892               (882)
U.S. Treasuries                       3,990              3,951                (39)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        38,452             28,873             (9,579)
Equity securities                       569                385               (184)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $39,021            $29,258            $(9,763)
                                    -------            -------            -------

As of December 31, 2009, AFS securities in an unrealized loss position, comprised of 2,473 securities, primarily related to CMBS, CDOs, corporate securities primarily within the financial services sector and RMBS which have experienced significant price deterioration. As of December 31, 2009, 66% of these securities were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

                                 MORTGAGE LOANS

                                                    DECEMBER 31, 2009
                                  AMORTIZED             VALUATION             CARRYING
                                   COST (1)             ALLOWANCE              VALUE
------------------------------------------------------------------------------------------
Agricultural                           $369                  $(3)                 $366
Commercial                            4,195                 (257)                3,938
                                   --------              -------              --------
         TOTAL MORTGAGE LOANS        $4,564                $(260)               $4,304
                                   --------              -------              --------

                                                    DECEMBER 31, 2008
                                  AMORTIZED             VALUATION              CARRYING
                                   COST (1)             ALLOWANCE               VALUE
-----------------------------  ------------------------------------------------------------
Agricultural                           $446                  $(11)                 $435
Commercial                            4,463                    (2)                4,461
                                   --------              --------              --------
         TOTAL MORTGAGE LOANS        $4,909                  $(13)               $4,896
                                   --------              --------              --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

The following table presents the activity within the Company's valuation allowance for mortgage loans. Included in the 2009 Additions are valuation allowances of $79 on mortgage loans held for sale, which have a carrying value of $161 and are included in mortgage loans in the Company's Consolidated Balance Sheet as of December 31, 2009.

                                                    2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                              $ (13)            $ --
Additions                                             (292)             (13)
Deductions                                              45               --
                                                   -------            -----
BALANCE AS OF DECEMBER 31                            $(260)            $(13)
                                                   -------            -----

                                                       DECEMBER 31, 2009                           DECEMBER 31, 2008
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS BY REGION
East North Central                                   $76                     1.8%               $121                     2.5%
Middle Atlantic                                      592                    13.8%                664                    13.6%
Mountain                                              51                     1.2%                115                     2.3%
New England                                          368                     8.6%                407                     8.3%
Pacific                                            1,102                    25.5%              1,205                    24.6%
South Atlantic                                       615                    14.3%                665                    13.6%
West North Central                                    22                     0.5%                 56                     1.1%
West South Central                                   172                     4.0%                205                     4.2%
Other (1)                                          1,306                    30.3%              1,458                    29.8%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,304                   100.0%             $4,896                   100.0%
                                                --------                 -------            --------                 -------

(1)  Primarily represents multi-regional properties.

                                                       DECEMBER 31, 2009                           DECEMBER 31, 2008
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS BY PROPERTY TYPE
Agricultural                                        $366                     8.5%               $435                     8.9%
Industrial                                           784                    18.2%                790                    16.1%
Lodging                                              329                     7.6%                383                     7.8%
Multifamily                                          582                    13.5%                798                    16.3%
Office                                             1,387                    32.3%              1,456                    29.8%
Retail                                               602                    14.0%                764                    15.6%
Other                                                254                     5.9%                270                     5.5%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,304                   100.0%             $4,896                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. This involvement includes providing investment management and administrative services for a fee and holding ownership or other interests as an investor.

PRIMARY BENEFICIARY

The Company has performed a quantitative analysis and concluded that for those VIEs for which it will absorb a majority of the expected losses or residual returns, it is the primary beneficiary and therefore these VIEs were consolidated in the Company's Consolidated Financial Statements. Creditors have no recourse against the Company in the event of default by these VIEs. The Company has no implied or unfunded commitments to these VIEs. The following table presents the carrying value of assets and liabilities and the maximum exposure to loss relating to these VIEs.

                                                      DECEMBER 31, 2009            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------------------------------------------------------------------------
CDO                                   $226                     $47                    $181
Limited partnerships                    31                      13                      18
Other investments                       75                      40                      32
                                    ------                  ------                  ------
                        TOTAL         $332                    $100                    $231
                                    ------                  ------                  ------

                                                      DECEMBER 31, 2008            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------  ----------------------------------------------------------------
CDO                                   $339                     $89                    $237
Limited partnerships                   151                      72                      79
Other investments                      249                     103                     166
                                    ------                  ------                  ------
                        TOTAL         $739                    $264                    $482
                                    ------                  ------                  ------

(1) Includes noncontrolling interest in limited partnerships and other investments of $41 and $154 as of December 31, 2009 and 2008, respectively, that is reported as a separate component of equity in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the consolidated assets at cost net of liabilities.

The CDO represents a cash flow CLO for which the Company provides collateral management services, earns a fee for those services and also holds investments in the debt issued by the CLO. Limited partnerships represent hedge funds for which the Company holds a majority interest in the equity of the funds as an investment. Other investments primarily represent investment trusts for which the Company provides investment management services, earns a fee for those services and also holds investments in the equity issued by the trusts. In 2009, a hedge fund and investment trust were liquidated and, therefore, the Company was no longer deemed to be the primary beneficiary. Accordingly, these two VIEs were deconsolidated.

NON-PRIMARY BENEFICIARY

The Company has performed a quantitative analysis and concluded that for those VIEs for which it holds a significant variable interest but will not absorb a majority of the expected losses or residual returns, the Company is not the primary beneficiary and therefore, these VIEs were not consolidated in the Company's Consolidated Financial Statements. The Company has no implied or unfunded commitments to these VIEs. Each of these investments has been held by the Company for three years or less. The total carrying value of assets and liabilities for the CDOs as of December 31, 2009 was $239 and $0, respectively, with a maximum exposure to loss of $248, and as of December 31, 2008 was $283 and $0, respectively, with a maximum exposure to loss of $329. The maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

CDOs represent a cash flow CLO and a CDO for which the Company provides collateral management services, earns fees for those services and holds investments in the debt and/or preferred equity issued by the CDOs.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FORWARD RATE AGREEMENTS

Forward rate agreements are used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2009 and 2008, the notional amount of interest rate swaps in offsetting relationships was $4.5 billion and $4.4 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures to U.S. dollars in certain of its foreign denominated fixed maturity investments. The Company also enters into foreign currency forward contracts that convert Euros to Yen in order to economically hedge the foreign currency risk associated with certain assumed Japanese variable annuity products.

JAPAN 3WIN RELATED FOREIGN CURRENCY SWAPS

During the first quarter of 2009, the Company entered into foreign currency swaps to hedge the foreign currency exposure related to the Japan 3Win product guaranteed minimum income benefit ("GMIB") fixed liability payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

The Company enters into currency rate swaps and forwards to mitigate the foreign currency exchange rate and Yen interest rate exposures associated with the Yen denominated individual fixed annuity product.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to embedded derivatives associated with credit linked notes.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS, OPTIONS, AND FUTURES

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps, futures and options to economically hedge the equity volatility risk associated with these embedded derivatives. In addition, the Company is exposed to bifurcated options embedded in certain fixed maturity investments.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB balance.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure to the income volatility associated with the portion of the GMWB liabilities which are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. As of December 31, 2009, the notional amount related to the GMWB hedging instruments is $15.6 billion and consists of $10.8 billion of customized swaps, $1.8 billion of interest rate swaps and futures, and $3.0 billion of equity swaps, options, and futures.

MACRO HEDGE PROGRAM

The Company utilizes equity options, currency options, and equity futures contracts to partially hedge the statutory reserve impact of equity risk and foreign currency risk arising primarily from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations against a decline in the equity markets or changes in foreign currency exchange rates. As of December 31, 2009, the notional amount related to the macro hedge program is $27.4 billion and consists of $25.1 billion of equity options, $2.1 billion of currency options, and $0.2 billion of equity futures. The $27.4 billion of notional includes $1.2 billion of short put option contracts, therefore resulting in a net notional amount for the macro hedge program of approximately $26.2 billion.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by its affiliate, HLIKK, in Japan. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the Yen denominated GRB balance value converted at the period-end Yen to U.S. dollar foreign spot exchange rate.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from an affiliate, HLIKK, and is accounted for as a free-standing derivative. Refer to note 16 "Transactions with Affiliates" for more information on this transaction.

During 2007, a subsidiary insurance company entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliate reinsurance company to provide statutory surplus relief for certain life insurance policies. This agreement is accounted for as a financing transaction and includes a compound embedded derivative.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                           NET DERIVATIVES
                                 NOTIONAL AMOUNT                               FAIR VALUE
   HEDGE DESIGNATION/      Dec. 31,          Dec. 31,              Dec. 31,                  Dec. 31,
    DERIVATIVE TYPE          2009              2008                  2009                      2008
-----------------------------------------------------------------------------------------------------------
CASH FLOW HEDGES
Interest rate swaps            $8,729            $6,798                  $53                      $422
Forward rate agreements         3,000                --                   --                        --
Foreign currency swaps            301             1,005                   (4)                      (21)
                          -----------       -----------            ---------                 ---------
  TOTAL CASH FLOW HEDGES      $12,030            $7,803                  $49                      $401
                          -----------       -----------            ---------                 ---------
FAIR VALUE HEDGES
Interest rate swaps            $1,744            $2,138                 $(21)                     $(86)
Foreign currency swaps            696               696                   (9)                      (57)
                          -----------       -----------            ---------                 ---------
 TOTAL FAIR VALUE HEDGES       $2,440            $2,834                 $(30)                    $(143)
                          -----------       -----------            ---------                 ---------
NON-QUALIFYING
 STRATEGIES
Interest rate contracts
Interest rate swaps,
 caps, floors, and
 futures                       $5,511            $5,269                 $(79)                     $(90)
Foreign exchange
 contracts
Foreign currency swaps
 and forwards                     484               648                  (19)                       45
Japan 3Win related
 foreign currency swaps         2,514                --                  (19)                       --
Japanese fixed annuity
 hedging instruments            2,271             2,334                  316                       383
Credit contracts
Credit derivatives that
 purchase credit
 protection                     1,887             2,633                  (34)                      246
Credit derivatives that
 assume credit risk (1)           902               940                 (176)                     (309)
Credit derivatives in
 offsetting positions           3,591             1,453                  (52)                       (8)
Equity contracts
Equity index swaps,
 options, and futures             221               249                  (16)                      (14)
Variable annuity hedge
 program
GMWB product derivatives
 (2)                           46,906            48,406               (1,991)                   (6,590)
GMWB reinsurance
 contracts                     10,301            11,437                  347                     1,302
GMWB hedging instruments       15,567            18,620                   52                     2,664
Macro hedge program            27,448             2,188                  318                       137
Other
GMAB, GMWB, and GMIB
 reinsurance contracts         19,618            20,553               (1,448)                   (2,616)
Coinsurance and modified
 coinsurance reinsurance
 contracts                     49,545             1,068                  761                        --
                          -----------       -----------            ---------                 ---------
    TOTAL NON-QUALIFYING
              STRATEGIES     $186,766          $115,798              $(2,040)                  $(4,850)
                          -----------       -----------            ---------                 ---------
 TOTAL CASH FLOW HEDGES,
  FAIR VALUE HEDGES, AND
          NON-QUALIFYING
              STRATEGIES     $201,236          $126,435              $(2,021)                  $(4,592)
                          -----------       -----------            ---------                 ---------
BALANCE SHEET LOCATION
Fixed maturities,
 available-for-sale              $170              $204                  $(8)                      $(3)
Other investments              18,049            12,197                  220                     1,122
Other liabilities              56,524            32,442                  113                     2,206
Consumer notes                     64                70                   (5)                       (5)
Reinsurance recoverables       58,380            11,437                1,108                     1,302
Other policyholder funds
 and benefits payable          68,049            70,085               (3,449)                   (9,214)
                          -----------       -----------            ---------                 ---------
TOTAL DERIVATIVES            $201,236          $126,435              $(2,021)                  $(4,592)
                          -----------       -----------            ---------                 ---------

                                             ASSET                                  LIABILITY
                                          DERIVATIVES                              DERIVATIVES
                                          FAIR VALUE                                FAIR VALUE
   HEDGE DESIGNATION/          Dec. 31,                 Dec. 31,            Dec. 31,              Dec. 31,
    DERIVATIVE TYPE              2009                     2008                2009                  2008
------------------------  --------------------------------------------------------------------------------------
CASH FLOW HEDGES
Interest rate swaps                $201                     $425                $(148)                  $(3)
Forward rate agreements              --                       --                   --                    --
Foreign currency swaps               21                      126                  (25)                 (147)
                               --------                 --------            ---------            ----------
  TOTAL CASH FLOW HEDGES           $222                     $551                $(173)                $(150)
                               --------                 --------            ---------            ----------
FAIR VALUE HEDGES
Interest rate swaps                 $16                      $41                 $(37)                $(127)
Foreign currency swaps               53                       48                  (62)                 (105)
                               --------                 --------            ---------            ----------
 TOTAL FAIR VALUE HEDGES            $69                      $89                 $(99)                $(232)
                               --------                 --------            ---------            ----------
NON-QUALIFYING
 STRATEGIES
Interest rate contracts
Interest rate swaps,
 caps, floors, and
 futures                           $157                     $687                $(236)                $(777)
Foreign exchange
 contracts
Foreign currency swaps
 and forwards                        --                       52                  (19)                   (7)
Japan 3Win related
 foreign currency swaps              35                       --                  (54)                   --
Japanese fixed annuity
 hedging instruments                319                      383                   (3)                   --
Credit contracts
Credit derivatives that
 purchase credit
 protection                          36                      262                  (70)                  (16)
Credit derivatives that
 assume credit risk (1)               2                       --                 (178)                 (309)
Credit derivatives in
 offsetting positions               114                       85                 (166)                  (93)
Equity contracts
Equity index swaps,
 options, and futures                 3                        3                  (19)                  (17)
Variable annuity hedge
 program
GMWB product derivatives
 (2)                                 --                       --               (1,991)               (6,590)
GMWB reinsurance
 contracts                          347                    1,302                   --                    --
GMWB hedging instruments            264                    2,697                 (212)                  (33)
Macro hedge program                 558                      137                 (240)                   --
Other
GMAB, GMWB, and GMIB
 reinsurance contracts               --                       --               (1,448)               (2,616)
Coinsurance and modified
 coinsurance reinsurance
 contracts                        1,226                       --                 (465)                   --
                               --------                 --------            ---------            ----------
    TOTAL NON-QUALIFYING
              STRATEGIES         $3,061                   $5,608              $(5,101)             $(10,458)
                               --------                 --------            ---------            ----------
 TOTAL CASH FLOW HEDGES,
  FAIR VALUE HEDGES, AND
          NON-QUALIFYING
              STRATEGIES         $3,352                   $6,248              $(5,373)             $(10,840)
                               --------                 --------            ---------            ----------
BALANCE SHEET LOCATION
Fixed maturities,
 available-for-sale                $ --                     $ --                  $(8)                  $(3)
Other investments                   270                    1,576                  (50)                 (454)
Other liabilities                 1,509                    3,370               (1,396)               (1,164)
Consumer notes                       --                       --                   (5)                   (5)
Reinsurance recoverables          1,573                    1,302                 (465)                   --
Other policyholder funds
 and benefits payable                --                       --               (3,449)               (9,214)
                               --------                 --------            ---------            ----------
TOTAL DERIVATIVES                $3,352                   $6,248              $(5,373)             $(10,840)
                               --------                 --------            ---------            ----------

(1) The derivative instruments related to these hedging strategies are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

Change in Notional Amount

The increase in notional amount of derivatives since December 31, 2008, was primarily due to the following:

- During the fourth quarter of 2009, the Company entered into a reinsurance agreement with an affiliated captive reinsurer, which is accounted for as a derivative instrument and resulted in a $48.1 billion increase in notional. For a discussion related to the reinsurance agreement refer to Note 16.

- The Company increased the notional amount of derivatives associated with the macro hedge program, while GMWB related derivatives decreased, as a result of the Company rebalancing its risk management strategy to place a greater relative emphasis on the protection of statutory surplus. Approximately $1.2 billion of the $25.3 billion increase in the macro hedge notional amount represents short put option contracts therefore resulting in a net increase in notional of approximately $24.1 billion.

Change in Fair Value

The increase in the total fair value of derivative instruments since December 31, 2008, was primarily due to the following:

- The fair value of GMAB, GMWB and GMIB product assumed reinsurance contracts, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net improvement in the fair value of GMWB related derivatives is primarily due to liability model assumption updates related to favorable policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, the impacts of the Company's own credit standing. Additional improvements in the net fair value of GMWB derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The increase in fair value of the coinsurance and modified coinsurance reinsurance contracts was due to the execution of a transaction with an affiliated captive reinsurer on October 1, 2009. This transaction consisted of a freestanding derivative and an embedded derivative which are required to be held at fair value.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                 GAIN (LOSS) RECOGNIZED IN OCI
                               ON DERIVATIVE (EFFECTIVE PORTION)
                            2009          2008             2007
---------------------------------------------------------------------
 Interest rate swaps         $(357)        $648              $70
 Foreign currency swaps       (177)         193              (41)
                           -------       ------            -----
                    TOTAL    $(534)        $841              $29
                           -------       ------            -----

                                     NET REALIZED CAPITAL GAINS (LOSSES)
                                     RECOGNIZED IN INCOME ON DERIVATIVE
                                            (INEFFECTIVE PORTION)
                                2009                2008                 2007
-------------------------  -------------------------------------------------------
 Interest rate swaps              $1                  $7                   $2
 Foreign currency swaps           75                   1                   (2)
                                ----                 ---                 ----
                    TOTAL        $76                  $8                 $ --
                                ----                 ---                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                            GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                             INTO INCOME (EFFECTIVE PORTION)
                                                                     2009                  2008                  2007
---------------------------------------------------------------------------------------------------------------------------
 Interest rate swaps       Net realized capital gains (losses)        $ --                   $34                  $ --
 Interest rate swaps              Net investment income (loss)          28                   (20)                  (21)
 Foreign currency swaps    Net realized capital gains (losses)        (115)                  (60)                  (64)
 Foreign currency swaps           Net investment income (loss)           2                     1                    --
                                                                    ------                 -----                 -----
                                                        TOTAL         $(85)                 $(45)                 $(85)
                                                                    ------                 -----                 -----

As of December 31, 2009, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $25. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is 3 years.

For the year ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2007, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of all fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                   GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                          2009                                        2008
                                                    HEDGED                                      HEDGED
                            DERIVATIVE               ITEM               DERIVATIVE               ITEM
----------------------------------------------------------------------------------------------------------------
Interest rate swaps
Net realized capital
 gains (losses)                  $72                  $(68)                $(140)                 $132
Benefits, losses and
 loss adjustment
 expenses                        (37)                   40                    25                   (18)
Foreign currency swaps
Net realized capital
 gains (losses)                   51                   (51)                 (124)                  124
Benefits, losses and
 loss adjustment
 expenses                          2                    (2)                   42                   (42)
                               -----                 -----                 -----                 -----
                   TOTAL         $88                  $(81)                $(197)                 $196
                               -----                 -----                 -----                 -----

                          GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                          2007
                                                    HEDGED
                            DERIVATIVE               ITEM
------------------------  -------------------------------------
Interest rate swaps
Net realized capital
 gains (losses)                 $(73)                  $69
Benefits, losses and
 loss adjustment
 expenses                         32                   (28)
Foreign currency swaps
Net realized capital
 gains (losses)                   25                   (25)
Benefits, losses and
 loss adjustment
 expenses                          9                    (9)
                               -----                 -----
                   TOTAL         $(7)                   $7
                               -----                 -----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                     DECEMBER 31,
                                            2009         2008         2007
--------------------------------------------------------------------------------
Interest rate contracts
Interest rate swaps, caps, floors, and
 forwards                                     $32           $3          $21
Foreign exchange contracts
Foreign currency swaps and forwards           (54)          67          (18)
Japan 3Win related foreign currency swaps
 (1)                                          (22)          --           --
Japanese fixed annuity hedging
 instruments (2)                              (12)         487           53
Credit contracts
Credit derivatives that purchase credit
 protection                                  (379)         211           59
Credit derivatives that assume credit
 risk                                         137         (412)        (202)

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
Equity contracts
Equity index swaps, options, and
 futures                                   (3)            (23)            2
Variable annuity hedge program
GMWB product derivatives                4,727          (5,760)         (670)
GMWB reinsurance contracts               (988)          1,073           127
GMWB hedging instruments               (2,234)          3,374           257
Macro hedge program                      (895)             74           (12)
Other
GMAB, GMWB, and GMIB reinsurance
 contracts                              1,106          (2,158)         (155)
Coinsurance and modified
 coinsurance reinsurance contracts       (577)             --            --
                                     --------       ---------       -------
                              TOTAL      $838         $(3,064)        $(538)
                                     --------       ---------       -------

(1) The associated liability is adjusted for changes in dollar/yen exchange spot rates through realized capital gains and losses and was $64 for the year ended December 31, 2009. There was no Japan 3Win related foreign currency swaps for the years ended December 31, 2008 and 2007.

(2) The associated liability is adjusted for changes in dollar/yen exchange spot rates through realized capital gains and losses and was $67, $450 and $(102) for the years ended December 31, 2009, 2008 and 2007, respectively

For the year ended December 31, 2009, the net realized capital gain related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net gain on GMWB related derivatives for the year ended December 31, 2009, was primarily due to liability model assumption updates, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with assumed GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of an increase in the equity markets and the impact of trading activity.

- During the fourth quarter of 2009, the Company entered into a reinsurance agreement, which is accounted for as a derivative instrument and resulted in a loss. For a discussion related to the reinsurance agreement refer to Note 16.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on GMWB related derivatives was primarily due to liability model assumption updates related to market-based hedge ineffectiveness due to extremely volatile capital markets, and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in interest rates, an increase in Japan equity market volatility, and the impact of the fair value measurements transition.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

For the year ended December 31, 2007, net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on GMWB related derivatives was primarily due to liability model assumption updates and model refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices, as well as other assumption updates made during the second quarter to reflect newly reliable market inputs for volatility.

- The net loss on credit derivatives that assume credit risk was due to credit spreads widening.

- The net losses on derivatives associated with the internal reinsurance of GMIB were primarily driven by liability model refinements, a decrease in interest rates, and changes in Japan equity volatility levels.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

Refer to Note 9 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2009 and 2008.

                            AS OF DECEMBER 31, 2009

                                                                   WEIGHTED                UNDERLYING REFERENCED
                                                                    AVERAGE               CREDIT OBLIGATION(S) (1)
                                   Notional        Fair            Years to                                   Average
                                  Amount (2)      Value            Maturity             Type               Credit Rating
--------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                              $755           $4            4 years       Corporate Credit                 AA-
Below investment grade risk
 exposure                               114           (4)           4 years       Corporate Credit                  B+
Basket credit default swaps
 (4)
Investment grade risk
 exposure                             1,276          (57)           4 years       Corporate Credit                BBB+
Investment grade risk
 exposure                               352          (91)           7 years            CMBS Credit                  A
Below investment grade risk
 exposure                               125          (98)           5 years       Corporate Credit                BBB+
Credit linked notes
Investment grade risk
 exposure                                76           73            2 years       Corporate Credit                BBB+
                                    -------       ------
                        TOTAL        $2,698        $(173)
                                    -------       ------


                                  OFFSETTING        OFFSETTING
                                   Notional            Fair
                                  Amount (3)        Value (3)
-----------------------------  ---------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                              $742            $(43)
Below investment grade risk
 exposure                                75             (11)
Basket credit default swaps
 (4)
Investment grade risk
 exposure                               626             (11)
Investment grade risk
 exposure                               352              91
Below investment grade risk
 exposure                                --              --
Credit linked notes
Investment grade risk
 exposure                                --              --
                                    -------            ----
                        TOTAL        $1,795             $26
                                    -------            ----

                            AS OF DECEMBER 31, 2008

                                                                   WEIGHTED                UNDERLYING REFERENCED
                                                                    AVERAGE               CREDIT OBLIGATION(S) (1)
                                   Notional        Fair            Years to                                   Average
                                  Amount (2)      Value            Maturity             Type               Credit Rating
--------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE
 BY DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                               $47         $ --            4 years       Corporate Credit                  A-
Below investment grade risk
 exposure                                46          (12)           4 years       Corporate Credit                CCC+
Basket credit default swaps
 (4)
Investment grade risk
 exposure                             1,139         (196)           5 years       Corporate Credit                  A-
Investment grade risk
 exposure                               203          (70)           8 years            CMBS Credit                AAA
Below investment grade risk
 exposure                               125         (104)           6 years       Corporate Credit                 BB+
Credit linked notes
Investment grade risk
 exposure                               106           95            2 years       Corporate Credit                BBB+
                                    -------       ------
                        TOTAL        $1,666        $(287)
                                    -------       ------


                                  OFFSETTING        OFFSETTING
                                   Notional            Fair
                                  Amount (3)        Value (3)
-----------------------------  ---------------------------------
CREDIT DERIVATIVE TYPE
 BY DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                               $35             $(9)
Below investment grade risk
 exposure                                --              --
Basket credit default swaps
 (4)
Investment grade risk
 exposure                               489               8
Investment grade risk
 exposure                               203              70
Below investment grade risk
 exposure                                --              --
Credit linked notes
Investment grade risk
 exposure                                --              --
                                    -------            ----
                        TOTAL          $727             $69
                                    -------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4) Includes $1.6 billion and $1.3 billion as of December 31, 2009 and 2008, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $175 as of December 31, 2009 and 2008, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income. Through these programs, certain domestic fixed income securities are loaned from the Company's portfolio to qualifying third party borrowers in return for collateral in the form of cash or U.S. Treasuries. Borrowers of these securities provide collateral of 102% of the fair value of the loaned securities at the time of the loan and can return the securities to the Company for cash at varying maturity dates. The fair value of the loaned securities is monitored and additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. As of December 31, 2009 and 2008, under terms of securities lending programs, the fair value of loaned securities was approximately $45 and $1.8 billion, respectively and the associated collateral held was $46 and $1.8 billion, respectively. The decrease in both the fair value of loaned securities and the associated collateral is attributable to the maturation of the loans in the term lending portion of the securities lending program in 2009. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $14 and $18 for the years ended December 31, 2009 and 2008, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2009 and 2008, collateral pledged having a fair value of $667 and $821, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                          DECEMBER 31,          DECEMBER 31,
                                              2009                  2008
--------------------------------------------------------------------------------
Fixed maturities                               $712                 $1,975
Equity securities, AFS                           --                      9
Short-term investments                           14                    617
                                             ------               --------
         TOTAL LOANED SECURITIES AND
                  COLLATERAL PLEDGED           $726                 $2,601
                                             ------               --------

As of December 31, 2009, the Company had accepted collateral with a fair value of $906, of which $833 was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding amount predominately recorded in other liabilities. As of December 31, 2008, the Company had accepted collateral of $5.6 billion, of which $5.1 billion was cash collateral, including $3.3 billion of derivative cash collateral. The Company offsets the fair value amounts, income accruals and cash collateral held related to derivative instruments, as discussed above in the "Significant Derivative Instruments Accounting Policies" section and accordingly a portion of the liability associated with the derivative cash collateral was reclassed out of other liabilities and into other assets of $104 and $507 as of December 31, 2009 and 2008, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2009 and 2008, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2009 and 2008, the fair value of securities on deposit was approximately $14 and $15, respectively.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties. The Company also assumes reinsurance of certain insurance risks that other insurance companies have underwritten. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met including insurance risk, consisting of both underwriting and timing risk, and the reasonable possibility of significant loss to the reinsurer. Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2009 there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholder's equity. As of December 31, 2009 and 2008, the Company's policy for the largest amount retained on any one life by the life operations was $10.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $450, $465 and $285 for the years ended December 31, 2009, 2008 and 2007, respectively. The Company reinsures a portion of GMDB as well as 27% of the GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $148, and $132 in 2009, 2008 and 2007, respectively, and accident and health premium of $232, $236 and $243, respectively, to HLA. In addition, the Company entered into a reinsurance transaction with an affiliated captive reinsurer on October 1, 2009 which ceded a portion of the Company's direct variable annuity policies with GMWB and GMDB and all of the Company's other assumed GMAB, GMWB, GMDB and GMIB exposures. Under this transaction, the Company ceded $62 of premiums during the fourth quarter. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2009            2008            2007
--------------------------------------------------------------------------------
Gross fee income, earned
 premiums and other                  $4,919          $5,773          $6,134
Reinsurance assumed                      70              48              13
Reinsurance ceded                      (860)           (682)           (694)
                                  ---------       ---------       ---------
 NET FEE INCOME, EARNED PREMIUMS
                       AND OTHER     $4,129          $5,139          $5,453
                                  ---------       ---------       ---------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, a subsidiary of HLIC, Hartford Life and Annuity Insurance Company ("HLAI") entered into a reinsurance agreement with an affiliated captive reinsurer. This agreement provides that HLAI will cede, and the affiliated captive reinsurer will assume 100% of the in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

Changes in the DAC balance are as follows:

                                       2009           2008           2007
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE,
 PRE-TAX                              $ 9,944        $ 8,601        $ 7,474
 Cumulative effect of accounting
  change, pre-tax                         (54)            --            (20)
BALANCE, JANUARY 1, AS ADJUSTED         9,890          8,601          7,454
 Deferred costs                           674          1,258          1,557
 Amortization -- DAC                     (824)          (509)          (907)
 Amortization -- Unlock, pre-tax
  (1),(2)                              (2,905)        (1,111)           302
 Adjustments to unrealized gains
  and losses on securities
  available-for-sale and other (3)     (1,080)         1,747            194
 Effect of currency translation            24            (42)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $5,779         $9,944         $8,601
                                     --------       --------       --------

(1) Includes for 2009, $1.9 billion DAC Unlock resulting from reinsurance agreement with an affiliated captive reinsurer.

(2) Additional contributors to the Unlock amount recorded for the year ended 2009 was a result of actual separate account returns being significantly below our aggregated estimated return for the period from October 1, 2008 to March 31, 2009, offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009.

(3) The adjustment reflects the effect of credit spreads tightening, resulting in unrealized gains on securities in 2009.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2010                                                                         $22
2011                                                                         $20
2012                                                                         $18
2013                                                                         $16
2014                                                                         $15
--------------------------------------------------------------------------------

7. GOODWILL AND OTHER INTANGIBLE ASSETS

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

The carrying amount of goodwill allocated to reporting segments as of December 31 is shown below:

                                                 DECEMBER 31, 2009
                                                    ACCUMULATED              CARRYING
                               GROSS                IMPAIRMENTS               VALUE
-----------------------------------------------------------------------------------------
REPORTING UNIT
Retail                           $343                   $(184)                  $159
Retirement Plans (1)               87                      --                     87
Individual Life                   224                      --                    224
                               ------                 -------                 ------
                   TOTAL         $654                   $(184)                  $470
                               ------                 -------                 ------

                                                 DECEMBER 31, 2008
                                                    ACCUMULATED              CARRYING
                               GROSS                IMPAIRMENTS               VALUE
------------------------  ---------------------------------------------------------------
REPORTING UNIT
Retail                           $343                   $(184)                  $159
Retirement Plans (1)               79                      --                     79
Individual Life                   224                      --                    224
                               ------                 -------                 ------
                   TOTAL          646                    (184)                  $462
                               ------                 -------                 ------

(1) The Company recorded a purchase price adjustment in 2009 associated with these acquisitions resulting in additional goodwill of $8.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009. The conclusion reached as a result of the annual goodwill impairment testing was that the fair value of each reporting unit, for which goodwill had been allocated, was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test.

As a result of the first quarter 2009 interim goodwill impairment test which included the effects of decreasing sales outlooks and declining equity markets on future earnings, the fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit continued to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of our yearend 2008 financial statements, resulted in a pre-tax impairment charge of $184 in the Individual Annuity reporting unit. The impairment charge taken in 2008 was primarily due to the Company's estimate of the Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

The Company's goodwill impairment test performed for the year ended December 31, 2007 resulted in no write-downs.

OTHER INTANGIBLE ASSETS

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, net of interest accretion, if any. Acquired intangible assets are included in other assets in the consolidated balance sheet. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                  2009                                     2008
                                                     Gross               Accumulated          Gross               Accumulated
                                                    Carrying                 Net             Carrying                 Net
ACQUIRED INTANGIBLE ASSETS                           Amount              Amortization         Amount              Amortization
---------------------------------------------------------------------------------------------------------------------------------
Servicing intangibles                                  $13                     $1               $14                     $1
Other                                                    1                     --                 1                     --
                                                      ----                   ----              ----                   ----
               TOTAL ACQUIRED INTANGIBLE ASSETS        $14                     $1               $15                     $1
                                                      ----                   ----              ----                   ----

Net amortization expense for the years ended December 31, 2009 and 2008 was $1 and $1, and included in other expense in the consolidated statement of operations. As of December 31, 2009, the weighted average amortization period was 20 years for servicing intangibles, 20 years for other and 20 years for total acquired intangible assets.

The following is detail of the net acquired intangible asset activity for the years ended December 31, 2009 and 2008:

                                            SERVICING
                                           INTANGIBLES        OTHER           TOTAL
----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2009
BALANCE, BEGINNING OF YEAR                     $ 13             $ 1            $ 14
Acquisition of business                          --              --              --
Amortization, net of the accretion of
 interest                                        (1)             --              (1)
                                               ----            ----            ----
                    BALANCE, END OF YEAR        $12              $1             $13
                                               ----            ----            ----
FOR THE YEAR ENDED DECEMBER 31, 2008
BALANCE, BEGINNING OF YEAR                     $ --            $ --            $ --
                                               ----            ----            ----
Acquisition of business                          14               1              15
                                               ----            ----            ----
Amortization, net of the accretion of
 interest                                        (1)             --              (1)
                                               ----            ----            ----
                    BALANCE, END OF YEAR        $13              $1             $14
                                               ----            ----            ----

Estimated future net amortization expense for the succeeding five years is as follows:

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2010                                                                          $1
2011                                                                           1
2012                                                                           1
2013                                                                           1
2014                                                                           1
--------------------------------------------------------------------------------

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefits ("GMDB") offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                               GMDB (1)         GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31,
 2009                                            $1,304               $76
                                               --------              ----

(1) The reinsurance recoverable asset related to the GMDB was $787 as of December 31, 2009. The reinsurance recoverable asset related to the UL Secondary Guarantees was $22 as of December 31, 2009.

                                                                 UL SECONDARY
                                                GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2008           $ 531              $ 19
Incurred                                            231                21
Unlock                                              389                --
Paid                                               (269)               --
                                                 ------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2008          $882               $40
                                                 ------              ----

(1) The reinsurance recoverable asset related to the GMDB was $593 as of December 31, 2008. The reinsurance recoverable asset related to the UL Secondary Guarantees was $16 as of December 31, 2008.

During 2009, 2008 and 2007, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB exposure as of December 31, 2009:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2009

                                                                                           RETAINED
                                                       ACCOUNT        NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                                        VALUE           AT RISK             AT RISK            ATTAINED AGE
                                                       ("AV")         ("NAR") (9)        ("RNAR") (9)          OF ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE (MAV) (1)
MAV only                                                 $27,423          $8,408               $789                  67
With 5% rollup (2)                                         1,868             664                 52                  67
With Earnings Protection Benefit Rider (EPB) (3)           6,567           1,409                 29                  63
With 5% rollup & EPB                                         784             224                  9                  66
                                                     -----------       ---------            -------                 ---
Total MAV                                                 36,642          10,705                879                  64
Asset Protection Benefit (APB) (4)                        28,612           5,508              1,067                  64
Lifetime Income Benefit (LIB) (5)                          1,330             214                 66                  62
Reset (6) (5-7 years)                                      3,790             490                266                  67
Return of Premium (7)/Other                               21,446           1,445                331                  64
                                                     -----------       ---------            -------                 ---
SUBTOTAL U.S. GMDB (8)                                   $91,820         $18,362             $2,609                  65
Less: General Account Value with U.S. GMDB                 6,802
                                                     -----------       ---------            -------                 ---
SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH GMDB           85,018
Separate Account Liabilities without U.S. GMDB            65,362
                                                     -----------       ---------            -------                 ---
                 TOTAL SEPARATE ACCOUNT LIABILITIES     $150,380
                                                     -----------       ---------            -------                 ---
                           JAPAN GMDB AND GMIB (10)      $16,953           2,741                 --
                                                     -----------       ---------            -------                 ---

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $19.1 billion and $20.1 billion as of December 31, 2009 and 2008, respectively. The GRB related to the Japan GMAB and GMWB was $522.2 and $490.5 as of December 31, 2009 and December 31, 2008. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2009, 59% of the AV and 52% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2009                 2008
--------------------------------------------------------------------------------
Asset type
Equity securities (including mutual
 funds) (1)                                    $75,720              $63,114
Cash and cash equivalents                        9,298               10,174
                                             ---------            ---------
                                 TOTAL         $85,018              $73,288
                                             ---------            ---------

(1) As of December 31, 2009 and December 31, 2008, approximately 16% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. The Company unlocks the amortization of the sales inducement asset consistent with the DAC Unlock.

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                                         2009         2008
--------------------------------------------------------------------------------
Balance, January 1                                        $533         $459
Sales inducements deferred                                  43          137
Unlock                                                    (886)         (43)
Amortization charged to income                             (96)         (21)
                                                        ------       ------
                                 BALANCE, DECEMBER 31,    $194         $532
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES

Management follows the requirements of accounting for contingencies. This statement requires management to evaluate each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve of the low end of the range of losses.

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve of the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under the Employee Retirement Income Security Act of 1974 ("ERISA"). The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of claims in both consolidated amended complaints, except the ERISA claims.

STRUCTURE SETTLEMENT CLASS ACTION -- In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the insurance operating entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the insurance operating entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the insurance operating entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2009, is $473. Of this $473, the insurance operating entities have posted collateral of $454 in the normal course of business. Based on derivative market values as of December 31, 2009, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require approximately an additional $23 to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

REGULATORY DEVELOPMENTS

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, compensation arrangements in connection with the administration of workers compensation plans and reporting of workers compensation premiums participants in finite reinsurance transactions, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without recommending any enforcement action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

COMMITMENTS

The rent paid to Hartford Fire for operating leases entered into by the Company was $25, $14 and $27 for the years ended December 31, 2009, 2008 and 2007, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expired on December 31, 2008, as this operating lease has been be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $0, $0 and $6 for the years ended December 31, 2009, 2008 and 2007, respectively.

Future minimum rental commitments on all operating leases are as follows:

2010                                                                         $17
2011                                                                          14
2012                                                                           9
2013                                                                           6
2014                                                                           2
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $48
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2009, the Company has outstanding commitments totaling $595, of which $437 is committed to fund limited partnerships and other alternative investments. These capital commitments may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with private placement securities and mortgage loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2009 and 2008, the liability balance was $7 and $4, respectively. As of December 31, 2009 and 2008, $10 and $11, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

Income tax expense (benefit) is as follows:

                                                   FOR THE YEARS ENDED
                                                      DECEMBER 31,
--------------------------------------------------------------------------------
                                              2009            2008          2007
                                         ---------       ---------       -------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                       $298           $(686)         $177
                                         ---------       ---------       -------
Deferred -- U.S. Federal Excluding NOL
 Carryforward                               (2,387)           (776)           75
 -- Net Operating Loss Carryforward            688            (719)           --
                                         ---------       ---------       -------
                         TOTAL DEFERRED     (1,699)         (1,495)           75
                                         ---------       ---------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $(1,401)        $(2,181)         $252
                                         ---------       ---------       -------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2009            2008
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $596            $660
Net unrealized loss on investments                    1,258           2,924
Investment-related items                              1,637           2,424
NOL Carryover                                            80             768
Minimum tax credit                                      514             241
Capital Loss Carryforward                               256              24
Foreign tax credit carryovers                            50              18
Depreciable & Amortizable assets                         59              64
Other                                                    35              19
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      4,485           7,142
VALUATION ALLOWANCE                                     (80)            (49)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      4,405           7,093
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition      (1,302)         (3,614)
 costs and reserves
Employee benefits                                       (37)            (35)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,339)         (3,649)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)     $3,066          $3,444
                                                  ---------       ---------

The Company had current federal income tax (payable)/ recoverable of $(15) and $566 as of December 31, 2009 and 2008, respectively.

In management's judgment, the net deferred tax asset will more likely than not be realized. Included in the deferred tax asset is the expected tax benefit attributable to foreign net operating losses of $290, which have no expiration. A valuation allowance of $80 has been recorded which relates to foreign operations. No valuation allowance has been recorded for realized or unrealized losses. In assessing the need for a valuation allowance, management considered taxable income in prior carryback years, future taxable income and tax planning strategies that include holding debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, and sales of certain corporate assets. Such tax planning strategies are viewed by management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. However, we anticipate limited ability, going forward, to recognize a full tax benefit on realized losses which will result in additional valuation allowances.

If the Company were to follow a "separate entity" approach, it would have to record a valuation allowance of $387 related to realized capital losses. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $65, $500 and $0 for 2009, 2008 and 2007 respectively.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004. During the first quarter of 2009, the Company received notification of the approval by the Joint Committee on Taxation of the results of the 2002 through 2003 examination. As a result, the Company recorded a tax benefit of $4. The IRS examination of 2004 through 2006 was concluded in the fourth quarter of 2009. As a result, the Company recorded a tax benefit of $35. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009            2008           2007
--------------------------------------------------------------------------------
Tax provision at the U.S. federal      $(1,245)        $(2,007)        $398
 statutory rate
Dividends received deduction              (181)           (176)        (155)
Penalties                                   --              --            7
Foreign related investments                 28               3           (4)
Other                                       (3)             (1)           6
                                     ---------       ---------       ------
                              TOTAL    $(1,401)        $(2,181)        $252
                                     ---------       ---------       ------

12. DEBT

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding.

Institutional began issuing consumer notes through its Retail Investor Notes Program in September 2006. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2009 and 2008 $1,136 and $1,210, respectively, of consumer notes were outstanding. As of December 31, 2009, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2009 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $24 in 2010, $120 in 2011, $274 in 2012 and $200 in 2013, and $518
thereafter. For 2009 and 2008, interest credited to holders of consumer notes was $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2008 and 2007, and the statutory capital and surplus amounts as of December 31, 2008 and 2007 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2009 the statutory capital and surplus amounts as of December 31, 2009 are estimates, as the respective 2009 statutory filings have not yet been made.

                                        FOR THE YEARS ENDED
                                            DECEMBER 31,
                                 2009           2008          2007
--------------------------------------------------------------------
Statutory net income              $(539)       $(2,533)         $255
                                -------       --------       -------
Statutory capital and surplus    $5,365         $4,073        $4,448
                                -------       --------       -------

The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to

15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December, 2009 the NAIC issued SSAP 10R which modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. SSAP 10R will expire for periods after December 31, 2010.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $32, $24 and $22 for the years ended December 31, 2009, 2008 and 2007, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2009, employees whose prior year earnings were less than $105,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $105,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $13, $10 and $11 for the years ended December 31, 2009, 2008 and 2007, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan, The Hartford Employee Stock Purchase Plan and The Hartford Deferred Stock Unit Plan.

The Hartford has three primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. In 2009 and 2008, The Hartford issued shares from treasury in satisfaction of stock-based compensation. In 2007, The Hartford issued new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $25 million, $18 million and $21 million for the years ended December 31, 2009, 2008 and 2007, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $7 million, $5 million and $7 million for the years ended December 31, 2009, 2008 and 2007, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

Stock Plan

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are generally measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

Stock Option Awards

Under the 2005 Stock Plan, options granted have generally an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2008, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value.

Share Awards

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

Restricted Unit awards

In 2009, The Hartford began issuing restricted units as part of The Hartford's 2005 Stock Plan. Restricted stock unit awards under the plan have historically been settled in shares, but under this award will be settled in cash and are thus referred to as "Restricted Units". The economic value recipients will ultimately realize will be identical to the value that would have been realized if the awards had been settled in shares, i.e., upon settlement, recipients will receive cash equal to The Hartford's share price multiplied by the number of restricted units awards.

Deferred Stock Unit Plan

Effective July 31, 2009, the Compensation and Personnel Committee of the Board authorized The Hartford Deferred Stock Unit Plan ("Deferred Stock Unit Plan"), and, on October 22, 2009, it was amended. The Deferred Stock Unit Plan provides for contractual rights to receive cash payments based on the value of a specified number of shares of stock. The Deferred Stock Unit Plan provides for two award types, Deferred Units and Restricted Units. Deferred Units are earned ratably over a year, based on the number of regular pay periods occurring during such year. Deferred Units are credited to the participants account on a quarterly basis based on the market price of the Company's common stock on the date of grant and are fully vested at all times. Deferred Units credited to employees prior to January 1, 2010 (other than senior executive officers hired on or after October 1, 2009) are not paid until after two years from their grant date. Deferred Units credited on or after January 1, 2010 (and any credited to senior executive officers hired on or after October 1, 2009) are paid in three equal installments after the first, second and third anniversaries of their grant date. Restricted Units are intended to be incentive compensation and unlike Deferred Units, vest over time, generally three years, and are subject to forfeiture. The Deferred Stock Unit Plan is structured consistent with the limitations and restrictions on employee compensation arrangements imposed by the Emergency Economic Stabilization Act of 2008 and the TARP Standards for Compensation and Corporate Governance Interim Final Rule issued by the U.S. Department of Treasury on June 10, 2009.

Employee Stock Purchase Plan

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the period. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of six-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

Effective with the offering period beginning January 2010, the discount rate will change to 5% and the discounted price will be based on the market price per share on the last trading day of the offering period.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2009 and 2008 the Company had $50 billion and $49 billion of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2009, 2008 and 2007, the Company recorded earned premiums of $285, $461 and $525 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by the Hartford Life Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2009 and 2008, $2.6 billion and $2.8 billion, respectively, of the account value had been assumed by the Company. Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life Insurance KK ("HLIKK") a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2009 and December 31, 2008 is $1.4 billion and $2.6 billion (of which $148 relates to the adoption of fair value), respectively.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is a liability of $1 and $1 at December 31, 2009, and 2008, respectively. This treaty covered HLIKK's "3 Win" annuity. This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.2 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a structured financing transaction with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout.

Effective February 29, 2008, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The reinsurance of the GMWB riders is accounted for as a free-standing derivative recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMWB was a liability of $13 and $34 at December 31, 2009 and 2008, respectively.

The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. As of December 31, 2009 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $52 and $2.7 billion respectively. As of December 31, 2008 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $14 and $4.3 billion, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and the affiliated captive reinsurer will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, an affiliate, that are reinsured to HLAI.

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under modified coinsurance, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and the affiliated reinsurer will receive the economic risks and rewards related to the reinsured business through modco adjustments.

The consolidated balance sheet as of December 31, 2009 reflects the unlock of deferred policy acquisition costs, unearned revenue reserves and sales inducement assets which were reduced by $1,883, $93 and $218, respectively related to the direct U.S. variable annuity business of HLAI. In addition, the balance sheet reflects a modco reinsurance receivable of $182 and a deposit liability of $600 from the affiliated captive reinsurer as well as a net reinsurance recoverable of $761 related to this agreement. This reinsurance recoverable is comprised of an embedded derivative.

Under the coinsurance funds withheld portion of the agreement, HLIC's balance sheet as of December 31, 2009 reflected a reduction in reserves of $143 which were passed to WRR and an offsetting funds withheld liability.

The initial fair value of the derivative associated with the ceded business was recorded as an in substance capital contribution between these related parties of $887 after-tax.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact at inception on the Company's Statement of
Operations:

Fee income and other                                                              $84
Earned premiums                                                                   (50)
                                                                             --------
Total revenues                                                                     34
                                                                             --------
Benefits, losses and loss adjustment expenses                                     168
Amortization of deferred policy acquisition value of future profits             1,883
Other expenses                                                                     (9)
                                                                             --------
Total expenses                                                                  2,042
                                                                             --------
Loss before income taxes                                                       (2,008)
                                                                             --------
Income tax benefit                                                               (703)
                                                                             --------
                                                                   NET LOSS   $(1,305)
                                                                             --------

In addition to these impacts upon inception, this transaction transfers the economics of a portion of the Company's direct and all of the Company's assumed GMIB, GMAB, and GMWB exposures to WRR. In the fourth quarter, the Company recognized a reduction of the direct and assumed liability ceded in this transaction along with a corresponding realized capital loss associated with the reduction in value of the embedded and freestanding derivative.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

In the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in the European's operations and that it was evaluating strategic options with respect to its Institutional Markets businesses. The Company has also executed on plans to change the management structure of the organization and fundamentally reorganized the nature and focus of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company will complete these restructuring activities and execute final payment by December 2010.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2009. Asset impairment charges have also been recorded in 2009. No significant additional costs are expected.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

TOTAL RESTRUCTURING COSTS
------------------------------------------------------------------
Severance benefits                                             $19
Asset impairment charges                                        26
Other contract termination charges                               5
                                                              ----
 TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR
                                     ENDED DECEMBER 31, 2009   $50
                                                              ----

As of December 31, 2009 the liability for other contract termination charges was $5 as there were no payments made during the year ended December 31, 2009 for these charges. Amounts incurred during the year ended December 31, 2009 were recorded in the Life Other segment as other expenses.

18. SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, in keeping with the Company's June 2009 announcement to return to its historical strengths as a U.S.-centric insurance company, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A., ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction is expected to close in the first quarter of 2010. IHS primarily sells life insurance policies, capitalization products and private pension plans. The investment in IHS was reported by the Company as an equity method investment in Other Assets. As a result of the asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, the Company incurred an approximate $51 loss, pre-tax, or $44 loss, after-tax.

19. QUARTERLY RESULTS FOR 2009 AND 2008 (UNAUDITED)

                                MARCH 31,                   JUNE 30,
                           2009          2008          2009          2008
---------------------------------------------------------------------------
Revenues                   $3,149          $202        $1,714        $2,070
Benefits, claims and
 expenses                   3,529         1,187         1,403         1,630
Net income (loss)            (213)         (568)          216           362
                          -------       -------       -------       -------

                              SEPTEMBER 30,                 DECEMBER 31,
                           2009           2008           2009           2008
------------------------  ---------------------------------------------------------
Revenues                     $392           $(77)          $845          $(477)
Benefits, claims and
 expenses                   1,549          2,804          3,167          1,937
Net income (loss)            (713)        (1,823)        (1,447)        (1,525)
                          -------       --------       --------       --------

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)       Not Applicable.
(c)       Principal Underwriting Agreement.(2)
(d)       Form of Flexible Premium Variable Life Insurance Policy.(1)
(e)       Form of Application for Flexible Premium Variable Life Insurance
          Policies.(1)
(e) (1) Supplemental Form of Application for Flexible Premium Variable Life Insurance Policies.(6)
(f)       Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(3)
(g)       Contracts of Reinsurance.(4)
(h)  (1)  Form of Participation Agreement.(5)
     (2) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(8)
     (3) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(8)
     (4) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(8)
     (5) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(8)
     (6) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(8)
(i)       Not Applicable.
(j)       Not Applicable.
(k) Opinion and consent of Lisa M. Proch, Assistant Vice President and Senior Counsel.
(l)       Not Applicable.
(m)       Not Applicable.
(n)  (1)  Consent of Deloitte & Touche, LLP.
     (2)  Awareness Letter.
(o)       No financial statement will be omitted.
(p)       Not Applicable.
(q)       Memorandum describing transfer and redemption procedures.(7)
(r)       Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on April 20, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(4) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-88787, filed with the Securities and Exchange Commission on October 12, 1999.

(5) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

(7) Incorporated by reference to the Post-Effective Amendment No. 21 to the Registration Statement on Form N-6, File No. 333-82866, filed with the Securities and Exchange Commission on April 30, 2010.

(8) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Tom Bartell                         Assistant Vice President
Scott Bredikis                      Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Elizabeth A. Caswell                Assistant Vice President
Karen Chamberlain                   Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
James Cubanski                      Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Joseph G. Eck                       Vice President
Susan L. Fiengo                     Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer and Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Assistant Vice President, Actuary
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Vice President, Actuary
George F. Jennings                  Associate Actuary
Thomas D. Jones                     Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
David N. Levenson                   Executive Vice President
Alice Longworth                     Assistant Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti, Jr.                 Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Senior Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Mark M. Socha                       Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Jane Wolak                          Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, File No. 333-82866, filed on April 30, 2010.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG

     Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                      POSITIONS AND OFFICES
NAME                                                     WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
Diane Benken               Chief Financial Officer, Controller/FINOP
Neil S. Chaffee            Vice President/HLPP
Jeannie M. Iannello        Vice President/ILD Operations
Stephen T. Joyce           Executive Vice President/IIP Business Line Principal, Director
Brian Murphy               Chief Executive Officer, President/ILD Business Line Principal, Chairman of
                           the Board, Director
Make Sides                 Chief Legal Officer, Secretary
Christopher S. Connor      AML Compliance Officer, Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 30th day of April, 2010.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    John C. Walters*                     *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       John C. Walters,                            Lisa M. Proch
       President, Chief Executive Officer,         Attorney-In-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and
  Chief Financial Officer, Director*
Ernest M. McNeill, Jr., Senior Vice President &
  Chief Accounting Officer*                                   *By:   /s/ Lisa M. Proch
                                                                     -----------------------------------
John C. Walters, Chief Executive Officer,                            Lisa M. Proch
  Chairman of the Board, President, Director*                        Attorney-in-Fact
Gregory McGreevey, Executive Vice President &                 Date:  April 30, 2010
  Chief Investment Officer, Director*

333-109529

                                 EXHIBIT INDEX

      1.1  Opinion and consent of Lisa M. Proch, Assistant Vice President and Senior Counsel.
      1.2  Consent of Deloitte & Touche, LLP.
      1.3  Awareness Letter of Deloitte & Touche LLP.
      1.4  Copy of Power of Attorney.